UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05216

ELFUN INTERNATIONAL EQUITY FUND

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Item 1. Shareholder Report.

Annual Report

December 31, 2018

Elfun Funds

Elfun International Equity Fund

Elfun Trusts

Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Elfun Income Fund

Elfun Government Money Market Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

Elfun Funds

Annual Report

December 31, 2018

This report has been prepared for shareholders and may be distributed to others only if accompanied with a current prospectus and/or summary prospectus.

Elfun Funds

Notes to Performance — December 31, 2018 (Unaudited)

Information on the following performance pages relates to the Elfun Funds.

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.ssga.com/geam for the most recent month-end performance data.

A portion of the Elfun Tax-Exempt Income Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index, MSCI® Europe, Australasia, Far East Index (“MSCI® EAFE® Index”), MSCI® All-Country World ex-U.S. Index (“MSCI® ACWI ex-U.S. Index”), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Municipal Bond Index and 90 Day U.S. T-Bill are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index. The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect the fees, expenses or taxes.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

The MSCI® EAFE® Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors.

The MSCI® ACWI ex-U.S. Index is a market-capitalization weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The MSCI® ACWI ex-U.S. Index includes both developed and emerging markets.

The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market.

The Bloomberg Barclays U.S. Municipal Bond Index is an unmanaged index comprised of investment-grade, fixed rate securities with maturities of at least eight years and less than twelve years.

The 90 Day U.S. T-Bill is an unmanaged measure/index of the performance of the most recently auctioned 90 Day U.S. Treasury bills (i.e. having a total maturity of 90 days) currently available in the marketplace.

The views, expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the Elfun Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

Elfun International Equity Fund

Management Discussion of Fund Performance — December 31, 2018 (Unaudited)

The Elfun International Equity Fund (the “Fund”) seeks to provide long-term growth of capital and future income by investing principally in foreign securities consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the MSCI® EAFE® Index (the “Index”).

For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund was -16.33% and the Index was -13.79%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Underperformance in machinery companies, underperformance in consumer discretionary, and outperformance in information technology (“IT”) were primary drivers of Fund performance during the Reporting Period relative to the Index. Machinery companies were generally weak in 2018 as concerns around trade wars and a downturn in the semiconductor cycle took hold. The Fund’s holdings in this space were exposed in both of these areas. In consumer discretionary, the Fund was impacted by a combination of macro and company-specific issues. For example, French auto-supplier Valeo fell on concerns over a slowdown in China, the world’s largest auto market, as well as new emissions regulations in Europe which disrupted production for many auto producers. The Fund’s higher quality IT holdings outperformed in a challenging environment. For example, Japanese electronics manufacturer Murata, while exposed to some of the most challenged markets including China, auto, and smartphones, was able to outperform due to its very strong market position in some vital electronic components.

The Fund used equity futures in order to efficiently manage cash flows during the Reporting Period. The Fund’s use of futures had a negligible impact on Fund performance.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Hoya Corp, Shire PLC and Kao Corp. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Valeo SA, Bayer AG and Komatsu LTD.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	Elfun International Equity Fund

Elfun International Equity Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2018	$1,000.00	$1,000.00
Ending Account Value December 31, 2018	$865.70	$1,023.34
Expenses Paid During Period*	$1.74	$1.89

*

Expenses are equal to the Fund’s annualized expense ratio of 0.37%** (for the period July 1, 2018-December 31, 2018), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

Elfun International Equity Fund	3

Elfun International Equity Fund

Performance Summary — December 31, 2018 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2018 (as a % of Fair Value) (a)(b)

Nestle S.A.	4.43%

Novartis AG	3.48%

Roche Holding AG	2.86%

AIA Group Ltd.	2.74%

AstraZeneca PLC	2.65%

Air Liquide S.A.	2.53%

SAP SE	2.52%

Hoya Corp.	2.50%

Mitsubishi UFJ Financial Group Inc.	2.19%

Keyence Corp.	2.15%

Sector Allocation as of December 31, 2018

Portfolio composition as a % of Fair Value of $184,239 (in thousands) as of December 31, 2018 (a)(b)

Average Annual Total Return for the periods ended December 31, 2018

(Inception date: 01/01/88)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun International Equity Fund	-16.33%	-1.22%	4.63%	$15,719

MSCI® EAFE® Index	-13.79%	0.53%	6.32%	$18,452

(a)	Fair Value basis is inclusive of short-term investment in money market funds.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	Elfun International Equity Fund

Elfun International Equity Fund

Performance Summary, continued — December 31, 2018 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Elfun International Equity Fund	5

Elfun International Equity Fund

Schedule of Investments — December 31, 2018

	Number of Shares	Fair Value $

Common Stock - 96.8%†
Australia - 2.7%
BHP Group PLC	175,216	3,685,629
Suncorp Group Ltd.	143,979	1,280,192

		4,965,821

Belgium - 1.3%
Anheuser-Busch InBev S.A.	35,225	2,323,432

Canada - 1.3%
Brookfield Asset Management Inc., Class A (h)	26,732	1,024,028
Seven Generations Energy Ltd., Class A (a)	172,571	1,407,557

		2,431,585

China - 0.5%
New Oriental Education & Technology Group Inc. ADR (a)	15,824	867,313

France - 13.0%
Air Liquide S.A.	37,609	4,662,561
Airbus SE	31,481	3,021,510
AXA S.A.	156,990	3,384,315
BNP Paribas S.A.	78,223	3,529,878
Schneider Electric SE	55,192	3,767,897
Valeo S.A.	65,668	1,914,994
Vivendi S.A.	148,585	3,614,513

		23,895,668

Germany - 8.1%
Bayer AG	39,128	2,708,798
Fresenius SE & Company KGaA	19,792	958,857
HeidelbergCement AG	46,674	2,848,110
Infineon Technologies AG	105,258	2,089,455
KION Group AG (h)	34,048	1,725,411
SAP SE	46,615	4,632,319

		14,962,950

Hong Kong - 2.7%
AIA Group Ltd.	608,167	5,049,060

India - 1.8%
ICICI Bank Ltd.	657,170	3,390,099

Ireland - 2.0%
Kerry Group PLC, Class A	37,493	3,707,400

Italy - 0.5%
Intesa Sanpaolo S.p.A.	376,910	835,791

	Number of Shares	Fair Value $
Japan - 29.1%
Daikin Industries Ltd.	36,900	3,933,332
Disco Corp.	16,800	1,967,643
FANUC Corp.	15,000	2,279,087
Hoya Corp.	76,300	4,600,324
Kao Corp.	50,500	3,753,151
Keyence Corp.	7,800	3,958,474
Komatsu Ltd.	135,300	2,917,123
Mitsubishi UFJ Financial Group Inc.	823,600	4,037,866
Mitsui Fudosan Company Ltd.	154,518	3,443,435
Murata Manufacturing Company Ltd.	24,097	3,284,607
Nidec Corp.	31,400	3,570,296
Secom Company Ltd.	40,500	3,364,326
Sekisui House Ltd.	194,100	2,864,220
Shiseido Company Ltd.	20,600	1,294,036
SoftBank Group Corp.	31,901	2,124,019
Subaru Corp.	103,500	2,226,314
Suzuki Motor Corp.	28,900	1,466,402
Tokio Marine Holdings Inc.	51,898	2,476,762

		53,561,417

Netherlands - 3.6%
ASML Holding N.V.	20,817	3,263,990
ING Groep N.V.	310,477	3,339,813

		6,603,803

Norway - 2.1%
Equinor ASA	180,122	3,822,248

Portugal - 1.7%
Galp Energia SGPS S.A.	195,485	3,082,750

Sweden - 3.1%
Assa Abloy AB, Class B	208,546	3,720,067
Hexagon AB, Class B	43,169	1,986,606

		5,706,673

Switzerland - 12.5%
Givaudan S.A.	1,399	3,229,990
Nestle S.A.	100,858	8,164,403
Novartis AG	75,232	6,413,570
Roche Holding AG	21,340	5,268,975

		23,076,938

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Company Ltd.	267,900	1,965,431

United Kingdom - 9.7%
AstraZeneca PLC	65,323	4,886,063

See Notes to Schedules of Investments and Notes to Financial Statements.

6	Elfun International Equity Fund

Elfun International Equity Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Prudential PLC	205,605	3,671,256
Smith & Nephew PLC	144,896	2,701,659
Smiths Group PLC	169,909	2,951,642
Vodafone Group PLC	1,871,955	3,645,322

		17,855,942

Total Common Stock (Cost $173,067,843)		178,104,321

Short-Term Investments - 3.3%
State Street Institutional Treasury Money Market Fund - Premier Class 2.24% (d)(n)	3,394,148	3,394,148
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.31% (d)(n)	2,740,984	2,740,984

Total Short-Term Investments (Cost $6,135,132)		6,135,132

Total Investments (Cost $179,202,975)		184,239,453

Liabilities in Excess of Other Assets, net - (0.1)%		(257,484)

NET ASSETS - 100.0%		183,981,969

During the period ended December 31, 2018, average notional value related to long futures contracts was $1,521,691 or 0.8% of net assets and short futures contracts was $584,740 or 0.3% of net assets.

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun International Equity Fund	Investments in Securities

	Common Stock	$178,104,321	$—	$—	$178,104,321

	Short-Term Investments	6,135,132	—	—	6,135,132

	Total Investments in Securities	$184,239,453	$—	$—	$184,239,453

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun International Equity Fund	7

Elfun International Equity Fund

Schedule of Investments, continued — December 31, 2018

The Fund was invested in the following sectors at December 31, 2018 (unaudited):

Sector	Percentage (based on Fair Value)

Pharmaceuticals	10.46%
Diversified Banks	8.21%
Packaged Foods & Meats	6.44%
Life & Health Insurance	4.73%
Building Products	4.15%
Electrical Components & Equipment	3.98%
Integrated Oil & Gas	3.75%
Electronic Equipment & Instruments	3.23%
Wireless Telecommunication Services	3.13%
Semiconductor Equipment	2.84%
Personal Products	2.74%
Industrial Gases	2.53%
Construction Machinery & Heavy Trucks	2.52%
Application Software	2.52%
Healthcare Supplies	2.50%
Semiconductors	2.20%
Property & Casualty Insurance	2.04%
Automobile Manufacturers	2.00%
Diversified Metals & Mining	2.00%
Movies & Entertainment	1.96%
Diversified Real Estate Activities	1.87%
Multi-Line Insurance	1.84%

Sector	Percentage (based on Fair Value)

Security & Alarm Services	1.83%
Electronic Components	1.78%
Specialty Chemicals	1.75%
Aerospace & Defense	1.64%
Industrial Conglomerates	1.60%
Home Building	1.56%
Construction Materials	1.55%
Healthcare Equipment	1.47%
Brewers	1.26%
Industrial Machinery	1.24%
Auto Parts & Equipment	1.04%
Oil & Gas Exploration & Production	0.76%
Asset Management & Custody Banks	0.56%
Healthcare Services	0.52%
Education Services	0.47%

96.67%

Short-Term Investments
Short-Term Investments	3.33%

3.33%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	—	$—	$23,906,090	$20,511,942	$—	$—	3,394,148	$3,394,148	$56,532
State Street Institutional U.S. Government Money Market Fund - Class G Shares	10,975,209	10,975,209	26,977,357	35,211,582	—	—	2,740,984	2,740,984	69,631

TOTAL		$10,975,209	$50,883,447	$55,723,524	$—	$—		$6,135,132	$126,163

See Notes to Schedules of Investments and Notes to Financial Statements.

8	Elfun International Equity Fund

Elfun Trusts

Management Discussion of Fund Performance — December 31, 2018 (Unaudited)

The Elfun Trusts (the “Fund”) seeks to provide long-term growth of capital and future income rather than current income. The Fund’s benchmark is the S&P® 500 Index (the “Index”).

For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund was -3.39% and the Index was -4.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

A style tilt toward growth and positive sector allocation were the primary drivers of Fund performance during the Reporting Period relative to the Index. The Fund has a style tilt toward growth versus value and this was beneficial last year. (The Russell 1000 Growth Index outperformed the Russell 1000 Value Index.) The Fund had an overweight in Healthcare and Technology and both sectors outperformed the Index. The Fund had an underweight in Energy, Materials, and Industrials and all three sectors underperformed the Index. The Financial sector underperformed the Index, but was a positive contributor to Fund performance. Bank stocks led the sector lower, but the Fund was underweighted in banks and overweighted in outperforming non-bank financials such as CME Group and S&P Global.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were CME Group, Visa Inc. and Salesforce.com Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Schlumberger, United Rentals Inc. and Applied Materials Inc.

The Fund did not invest in derivatives during the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Elfun Trusts	9

Elfun Trusts

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)

Actual Fund Return

Beginning Account Value July 1, 2018	$1,000.00	$1,000.00

Ending Account Value December 31, 2018	$927.60	$1,024.25

Expenses Paid During Period*	$0.92	$0.97

*	Expenses are equal to the Fund’s annualized expense ratio of 0.19%** (for the period July 1, 2018-December 31, 2018), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

10	Elfun Trusts

Elfun Trusts

Performance Summary — December 31, 2018 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2018 (as a % of Fair Value) (a)(b)

Visa Inc., Class A	5.22%

JPMorgan Chase & Co.	4.83%

Mircosoft Corp.	4.61%

PepsiCo Inc.	4.37%

The Walt Disnet Co.	4.21%

American Tower Corp.	3.91%

CME Group Inc.	3.88%

Alphabet Inc., Class C	3.54%

Charter Communications Inc., Class A	3.41%

Apple Inc.	3.38%

Sector Allocation as of December 31, 2018

Portfolio composition as a % of Fair Value of $2,425,342 (in thousands) as of December 31, 2018 (a)(b)

Average Annual Total Return for the periods ended December 31, 2018

(Inception date: 5/27/35)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Trusts	-3.39%	8.17%	14.01%	$37,113

S&P 500® Index	-4.38%	8.50%	13.12%	$34,304

(a)	Fair Value basis is inclusive of short-term investment in money market funds.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Elfun Trusts	11

Elfun Trusts

Performance Summary, continued — December 31, 2018 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

12	Elfun Trusts

Elfun Trusts

Schedule of Investments — December 31, 2018

	Number of Shares	Fair Value $

Common Stock - 97.4%†
Application Software - 2.7%
Intuit Inc.	70,000	13,779,500
salesforce.com Inc. (a)	380,000	52,048,600

		65,828,100

Biotechnology - 6.4%
Alexion Pharmaceuticals Inc. (a)	640,000	62,310,400
Biogen Inc. (a)	45,000	13,541,400
Gilead Sciences Inc.	490,000	30,649,500
Vertex Pharmaceuticals Inc. (a)	290,000	48,055,900

		154,557,200

Cable & Satellite - 5.7%
Charter Communications Inc., Class A (a)	290,000	82,641,300
Liberty Global PLC, Class C (a)	2,300,000	47,472,000
Sirius XM Holdings Inc.	1,600,000	9,136,000

		139,249,300

Data Processing & Outsourced Services - 5.9%
Mastercard Inc., Class A	90,000	16,978,500
Visa Inc., Class A	960,000	126,662,400

		143,640,900

Diversified Banks - 4.8%
JPMorgan Chase & Co.	1,200,000	117,144,000

Electronic Components - 1.1%
Corning Inc.	875,000	26,433,750

Financial Exchanges & Data - 6.5%
CME Group Inc.	500,000	94,060,000
S&P Global Inc.	375,000	63,727,500

		157,787,500

Healthcare Equipment - 2.9%
Boston Scientific Corp. (a)	870,000	30,745,800
Medtronic PLC	445,000	40,477,200

		71,223,000

Healthcare Supplies - 2.8%
The Cooper Companies Inc.	270,000	68,715,000

Integrated Oil & Gas - 2.2%
Chevron Corp.	490,000	53,307,100

Interactive Media & Services - 6.3%
Alphabet Inc., Class A (a)	38,000	39,708,480
Alphabet Inc., Class C (a)	83,000	85,955,630

	Number of Shares	Fair Value $
Facebook Inc., Class A (a)	210,000	27,528,900

		153,193,010

Internet & Direct Marketing Retail - 4.9%
Alibaba Group Holding Ltd. ADR (a)	170,000	23,301,900
Amazon.com Inc. (a)	54,000	81,106,380
Booking Holdings Inc. (a)	8,000	13,779,360

		118,187,640

Investment Banking & Brokerage - 3.1%
The Charles Schwab Corp.	1,800,000	74,754,000

Managed Healthcare - 1.0%
UnitedHealth Group Inc.	100,000	24,912,000

Movies & Entertainment - 4.2%
The Walt Disney Co.	930,000	101,974,500

Oil & Gas Equipment & Services - 2.5%
Schlumberger Ltd.	1,670,000	60,253,600

Oil & Gas Exploration & Production - 0.6%
Diamondback Energy Inc.	150,000	13,905,000

Pharmaceuticals - 7.5%
Allergan PLC	480,000	64,156,800
Johnson & Johnson	480,000	61,944,000
Merck & Company Inc.	310,000	23,687,100
Pfizer Inc.	750,000	32,737,500

		182,525,400

Regional Banks - 2.4%
First Republic Bank	675,000	58,657,500

Semiconductor Equipment - 2.6%
Applied Materials Inc.	1,900,000	62,206,000

Soft Drinks - 4.4%
PepsiCo Inc.	960,000	106,060,800

Specialized REITs - 3.9%
American Tower Corp.	600,000	94,914,000

Specialty Chemicals - 0.8%
Albemarle Corp.	250,000	19,267,500

Systems Software - 5.8%
Microsoft Corp.	1,100,000	111,727,000
ServiceNow Inc. (a)	165,000	29,378,250

		141,105,250

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Trusts	13

Elfun Trusts

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Technology Hardware, Storage & Peripherals - 3.4%
Apple Inc.	520,000	82,024,800

Trading Companies & Distributors - 3.0%
United Rentals Inc. (a)	710,000	72,796,300

Total Common Stock (Cost $1,595,066,765)		2,364,623,150

Short-Term Investments - 2.5%
State Street Institutional Treasury Money Market Fund - Premier Class 2.24% (d)(n)	30,743,339	30,743,339

	Number of Shares	Fair Value $
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.31% (n)(d)	29,975,892	29,975,892

Total Short-Term Investments (Cost $60,719,231)		60,719,231

Total Investments (Cost $1,655,785,996)		2,425,342,381

Other Assets and Liabilities, net - 0.1%		2,325,102

NET ASSETS - 100.0%		2,427,667,483

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Trusts	Investments in Securities

	Common Stock	$2,364,623,150	$—	$—	$2,364,623,150

	Short-Term Investments	60,719,231	—	—	60,719,231

	Total Investments in Securities	$2,425,342,381	$—	$—	$2,425,342,381

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	—	$—	$143,137,490	$112,394,151	$—	$—	30,743,339	$30,743,339	$878,205
State Street Institutional U.S. Government Money Market Fund - Class G Shares	78,219,855	78,219,855	182,320,451	230,564,414	—	—	29,975,892	29,975,892	1,009,878

TOTAL		$78,219,855	$325,457,941	$342,958,565	$—	$—		$60,719,231	$1,888,083

See Notes to Schedules of Investments and Notes to Financial Statements.

14	Elfun Trusts

Elfun Diversified Fund

Management Discussion of Fund Performance — December 31, 2018 (Unaudited)

The Elfun Diversified Fund (the “Fund”) seeks the highest total return consistent with prudent investment management and the preservation of capital (total return includes both income and capital appreciation). The Fund’s benchmarks are the S&P 500® Index, MSCI® All Country World ex-U.S. Index and the Bloomberg Barclays U.S. Aggregate Bond Index (the “Indices”).

For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund was -5.51% and the returns for the S&P 500® Index, the MSCI® All Country World ex-U.S. Index and the Bloomberg Barclays U.S. Aggregate Bond Index were -4.38%, -14.20% and 0.01%, respectively. The Fund and Indices’ returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Indices are unmanaged and index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The biggest drivers of the Fund’s performance were its positions in the MSCI® All Country World ex-U.S. Index and the S&P 500® Index both of which posted negative returns for the year. Additionally, for a majority of the year, the Fund maintained a tactical position in high yield bonds that also produced negative absolute returns.

The Fund started the year with a modest overweight to equities, split roughly evenly between the U.S. and international, and a modest underweight to fixed income. As the year progressed, the Fund reduced exposure to both U.S. and international equities and subsequently purchased bonds. Allocation changes were made during the 2nd and 3rd calendar quarter, at times when the U.S. 10-year yield was approximately 3.00%.

International equities struggled throughout the year as economic fundamentals diverged with the U.S. Slowing growth, rising trade tensions, increased political risk associated with Brexit and the Italian budget, along with, a stronger U.S. dollar created various headwinds for international equities.

In the U.S., dynamics began to shift during early October when Federal Reserve Chairman Jerome Powell indicated the central bank is “a long way” from getting rates to neutral. Concerns started to emerge about the prospect of future growth and the perceived risk of a policy mistake by the Federal Reserve. The S&P 500® Index declined and treasuries rallied which detracted from the Fund’s relative performance given the modest overweight to equities and underweight to bonds.

The Fund used equity and treasury futures, interest rate swaps and other derivatives in order to actively manage equity exposure and duration during the Reporting Period. The Fund’s use of these derivatives contributed to Fund liquidity and exposure management versus utilizing cash instruments only.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Elfun Diversified Fund	15

Elfun Diversified Fund

Understanding Your Fund’s Expenses — December 31, 2018 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2018	$1,000.00	$1,000.00
Ending Account Value December 31, 2018	$951.50	$1,023.84
Expenses Paid During Period*	$1.33	$1.38

*

Expenses are equal to the Fund’s annualized expense ratio of 0.27%** (for the period July 1, 2018-December 31, 2018), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

16	Elfun Diversified Fund

Elfun Diversified Fund

Performance Summary — December 31, 2018 (Unaudited)

Top Ten Largest Equity Holdings

as of December 31, 2018 (as a % of Fair Value) (a)(b)

Dreyfus Treasury Cash Management - Institutional Shares	1.37%

Microsoft Corp.	1.23%

Apple Inc.	1.14%

Amazon.com Inc.	0.97%

Berkshire Hathaway Inc., Class B	0.63%

Johnson & Johnson	0.55%

JPMorgan Chase & Co.	0.52%

Alphabet Inc., Class C	0.50%

Facebook Inc., Class A	0.50%

Alphabet Inc., Class A	0.49%

Sector Allocation

Portfolio composition as a % of Fair Value of $192,174 (in thousands) as of December 31, 2018 (a)(b)

Average Annual Total Return for the Periods Ended December 31, 2018

(Inception date: 01/01/88)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Diversified Fund	-5.51%	3.58%	7.46%	$20,538

S&P 500® Index	-4.38%	8.50%	13.12%	$34,304

MSCI® All Country World Index ex-U.S.	-14.20%	0.68%	6.57%	$18,899

Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%	$14,075

(a)	Fair Value basis is inclusive of short-term investment in money market funds.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

(c)	Includes investment in State Street Global Equity ex-U.S. Index Portfolio.

Elfun Diversified Fund	17

Elfun Diversified Fund

Performance Summary, continued — December 31, 2018 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

18	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments — December 31, 2018

	Number of Shares	Fair Value $

Domestic Equity - 34.3%†
Common Stock - 34.3%
Advertising - 0.0%*
Omnicom Group Inc. (h)	641	46,947
The Interpublic Group of Companies Inc.	1,166	24,054

		71,001

Aerospace & Defense - 0.9%
Arconic Inc.	1,319	22,238
General Dynamics Corp. (h)	847	133,157
Harris Corp. (h)	349	46,993
Huntington Ingalls Industries Inc.	145	27,595
L3 Technologies Inc. (h)	228	39,594
Lockheed Martin Corp. (h)	758	198,475
Northrop Grumman Corp. (h)	529	129,552
Raytheon Co. (h)	868	133,108
Textron Inc. (h)	798	36,700
The Boeing Co. (h)	1,613	520,192
TransDigm Group Inc. (a)(h)	145	49,309
United Technologies Corp. (h)	2,433	259,066

		1,595,979

Agricultural & Farm Machinery - 0.1%
Deere & Co. (h)	976	145,590

Agricultural Products - 0.0%*
Archer-Daniels-Midland Co. (h)	1,775	72,722

Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc.	443	37,252
Expeditors International of Washington Inc.	494	33,636
FedEx Corp. (h)	743	119,868
United Parcel Service Inc., Class B (h)	2,122	206,959

		397,715

Airlines - 0.2%
Alaska Air Group Inc.	415	25,253
American Airlines Group Inc. (h)	1,194	38,339
Delta Air Lines Inc. (h)	1,900	94,810
Southwest Airlines Co. (h)	1,548	71,951
United Continental Holdings Inc. (a)(h)	736	61,625

		291,978

Alternative Carriers - 0.0%*
CenturyLink Inc. (h)	3,074	46,571

	Number of Shares	Fair Value $
Apparel Retail - 0.2%
Foot Locker Inc.	400	21,280
L Brands Inc.	787	20,202
Ross Stores Inc. (h)	1,135	94,432
The Gap Inc.	530	13,653
The TJX Companies Inc. (h)	3,836	171,623

		321,190

Apparel, Accessories & Luxury Goods - 0.1%
Hanesbrands Inc.	1,196	14,986
Michael Kors Holdings Ltd. (a)	477	18,088
PVH Corp.	256	23,795
Ralph Lauren Corp.	158	16,347
Tapestry Inc.	936	31,590
Under Armour Inc., Class A (a)	679	11,998
Under Armour Inc., Class C (a)	682	11,028
VF Corp. (h)	972	69,342

		197,174

Application Software - 0.6%
Adobe Inc. (a)(h)	1,473	333,252
ANSYS Inc. (a)	260	37,164
Autodesk Inc. (a)(h)	650	83,596
Cadence Design Systems Inc. (a)	900	39,132
Citrix Systems Inc.	406	41,599
Intuit Inc. (h)	769	151,378
salesforce.com Inc. (a)(h)	2,308	316,127
Synopsys Inc. (a)	410	34,538

		1,036,786

Asset Management & Custody Banks - 0.3%
Affiliated Managers Group Inc.	162	15,785
Ameriprise Financial Inc. (h)	459	47,906
BlackRock Inc. (h)	374	146,915
Franklin Resources Inc.	992	29,423
Invesco Ltd.	1,409	23,587
Northern Trust Corp. (h)	671	56,089
State Street Corp. (h)(e)	1,195	75,369
T Rowe Price Group Inc. (h)	719	66,378
The Bank of New York Mellon Corp. (h)	2,795	131,560

		593,012

Auto Parts & Equipment - 0.0%*
BorgWarner Inc.	639	22,199

Automobile Manufacturers - 0.1%
Ford Motor Co. (h)	11,815	90,385
General Motors Co. (h)	3,933	131,559

		221,944

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	19

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Automotive Retail - 0.1%
Advance Auto Parts Inc.	222	34,956
AutoZone Inc. (a)(h)	77	64,552
CarMax Inc. (a)	503	31,553
O’Reilly Automotive Inc. (a)(h)	239	82,295

		213,356

Biotechnology - 0.9%
AbbVie Inc. (h)	4,561	420,479
Alexion Pharmaceuticals Inc. (a)(h)	668	65,036
Amgen Inc. (h)	1,949	379,412
Biogen Inc. (a)(h)	615	185,066
Celgene Corp. (a)(h)	2,144	137,409
Gilead Sciences Inc. (h)	3,976	248,699
Incyte Corp. (a)	580	36,882
Regeneron Pharmaceuticals Inc. (a)(h)	229	85,531
Vertex Pharmaceuticals Inc. (a)(h)	776	128,591

		1,687,105

Brewers - 0.0%*
Molson Coors Brewing Co., Class B	581	32,629

Broadcasting - 0.1%
CBS Corp., Class B (h)	993	43,414
Discovery Inc., Class A (a)	561	13,879
Discovery Inc., Class C (a)	1,197	27,627

		84,920

Building Products - 0.1%
AO Smith Corp. (h)	500	21,350
Fortune Brands Home & Security Inc.	463	17,589
Johnson Controls International PLC (h)	2,780	82,427
Masco Corp.	873	25,527

		146,893

Cable & Satellite - 0.4%
Charter Communications Inc., Class A (a)(h)	544	155,024
Comcast Corp., Class A (h)	13,796	469,754
DISH Network Corp., Class A (a)	800	19,976

		644,754

Casinos & Gaming - 0.0%*
MGM Resorts International (h)	1,420	34,449

	Number of Shares	Fair Value $
Wynn Resorts Ltd.	324	32,047

		66,496

Commodity Chemicals - 0.0%*
LyondellBasell Industries N.V., Class A (h)	964	80,166

Communications Equipment - 0.4%
Arista Networks Inc. (a)	160	33,712
Cisco Systems Inc. (h)	13,930	603,587
F5 Networks Inc. (a)(h)	168	27,221
Juniper Networks Inc.	1,045	28,121
Motorola Solutions Inc. (h)	513	59,015

		751,656

Computer & Electronics Retail - 0.0%*
Best Buy Company Inc. (h)	718	38,025

Construction & Engineering - 0.0%*
Fluor Corp.	514	16,551
Jacobs Engineering Group Inc.	356	20,811
Quanta Services Inc.	558	16,796

		54,158

Construction Machinery & Heavy Trucks - 0.2%
Caterpillar Inc. (h)	1,821	231,394
Cummins Inc. (h)	439	58,668
PACCAR Inc. (h)	1,125	64,283

		354,345

Construction Materials - 0.0%*
Martin Marietta Materials Inc.	211	36,265
Vulcan Materials Co. (h)	378	37,346

		73,611

Consumer Finance - 0.2%
American Express Co. (h)	2,160	205,891
Capital One Financial Corp. (h)	1,451	109,681
Discover Financial Services (h)	1,027	60,573
Synchrony Financial (h)	2,016	47,295

		423,440

Copper - 0.0%*
Freeport-McMoRan Inc. (h)	4,627	47,704

Data Processing & Outsourced Services - 1.2%
Alliance Data Systems Corp.	158	23,713
Automatic Data Processing Inc. (h)	1,336	175,176
Broadridge Financial Solutions Inc.	390	37,538

See Notes to Schedules of Investments and Notes to Financial Statements.

20	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Fidelity National Information Services Inc. (h)	992	101,730
Fiserv Inc. (a)(h)	1,214	89,217
FleetCor Technologies Inc. (a)	260	48,287
Global Payments Inc. (h)	508	52,390
Jack Henry & Associates Inc.	260	32,895
Mastercard Inc., Class A (h)	2,776	523,692
Paychex Inc. (h)	1,009	65,736
PayPal Holdings Inc. (a)(h)	3,557	299,108
The Western Union Co.	1,491	25,437
Total System Services Inc.	531	43,165
Visa Inc., Class A (h)	5,368	708,254

		2,226,338

Department Stores - 0.0%*
Kohl’s Corp.	552	36,620
Macy’s Inc.	919	27,368
Nordstrom Inc.	309	14,402

		78,390

Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B (h)	462	21,982
Constellation Brands Inc., Class A (h)	504	81,053

		103,035

Distributors - 0.0%*
Genuine Parts Co.	412	39,560
LKQ Corp. (a)	1,036	24,585

		64,145

Diversified Banks - 1.6%
Bank of America Corp. (h)	28,052	691,201
Citigroup Inc. (h)	7,585	394,875
JPMorgan Chase & Co. (h)	10,178	993,577
U.S. Bancorp (h)	4,691	214,379
Wells Fargo & Co. (h)	13,215	608,947

		2,902,979

Diversified Chemicals - 0.2%
DowDuPont Inc. (h)	6,946	371,472
Eastman Chemical Co. (h)	405	29,610

		401,082

Diversified Support Services - 0.0%*
Cintas Corp. (h)	252	42,333
Copart Inc. (a)	560	26,757

		69,090

Drug Retail - 0.1%
Walgreens Boots Alliance Inc. (h)	2,571	175,676

	Number of Shares	Fair Value $
Electric Utilities - 0.7%
Alliant Energy Corp.	690	29,153
American Electric Power Company Inc. (h)	1,486	111,064
Duke Energy Corp. (h)	2,168	187,098
Edison International (h)	1,043	59,211
Entergy Corp.	511	43,982
Evergy Inc.	769	43,656
Eversource Energy (h)	992	64,520
Exelon Corp. (h)	2,910	131,241
FirstEnergy Corp. (h)	1,562	58,653
NextEra Energy Inc. (h)	1,443	250,822
PG&E Corp. (a)(h)	1,638	38,903
Pinnacle West Capital Corp.	331	28,201
PPL Corp. (h)	2,060	58,360
The Southern Co. (h)	3,060	134,395
Xcel Energy Inc. (h)	1,486	73,215

		1,312,474

Electrical Components & Equipment - 0.2%
AMETEK Inc. (h)	755	51,114
Eaton Corporation PLC (h)	1,308	89,807
Emerson Electric Co. (h)	1,904	113,764
Rockwell Automation Inc. (h)	364	54,775

		309,460

Electronic Components - 0.1%
Amphenol Corp., Class A (h)	899	72,837
Corning Inc. (h)	2,423	73,199

		146,036

Electronic Equipment & Instruments - 0.0%*
FLIR Systems Inc.	373	16,240
Keysight Technologies Inc. (a)	600	37,248

		53,488

Electronic Manufacturing Services - 0.0%*
IPG Photonics Corp. (a)	100	11,329

Environmental & Facilities Services - 0.1%
Republic Services Inc.	634	45,705
Rollins Inc.	450	16,245
Waste Management Inc. (h)	1,192	106,076

		168,026

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings Inc.	701	30,501
FMC Corp.	424	31,359
The Mosaic Co.	1,064	31,079

		92,939

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	21

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Financial Exchanges & Data - 0.3%
Cboe Global Markets Inc.	320	31,306
CME Group Inc. (h)	1,063	199,972
Intercontinental Exchange Inc. (h)	1,740	131,074
Moody’s Corp. (h)	484	67,779
MSCI Inc.	250	36,857
Nasdaq Inc.	351	28,631
S&P Global Inc. (h)	765	130,004

		625,623

Food Distributors - 0.1%
Sysco Corp. (h)	1,428	89,479

Food Retail - 0.0%*
The Kroger Co. (h)	2,367	65,093

Footwear - 0.2%
NIKE Inc., Class B (h)	3,925	291,000

General Merchandise Stores - 0.1%
Dollar General Corp. (h)	839	90,679
Dollar Tree Inc. (a)(h)	702	63,405
Target Corp. (h)	1,595	105,413

		259,497

Gold - 0.0%*
Newmont Mining Corp. (h)	1,700	58,905

Health Care REITs - 0.1%
HCP Inc.	1,527	42,649
Ventas Inc. (h)	1,118	65,503
Welltower Inc. (h)	1,109	76,976

		185,128

Healthcare Distributors - 0.1%
AmerisourceBergen Corp.	458	34,075
Cardinal Health Inc. (h)	962	42,905
Henry Schein Inc. (a)	464	36,434
McKesson Corp. (h)	575	63,520

		176,934

Healthcare Equipment - 0.9%
Abbott Laboratories (h)	5,277	381,685
ABIOMED Inc. (a)	140	45,506
Baxter International Inc. (h)	1,488	97,940
Becton Dickinson and Co. (h)	817	184,086
Boston Scientific Corp. (a)(h)	4,199	148,393
Danaher Corp. (h)	1,879	193,763
Edwards Lifesciences Corp. (a)(h)	630	96,497
Hologic Inc. (a)	765	31,442

	Number of Shares	Fair Value $
IDEXX Laboratories Inc. (a)(h)	271	50,411
Intuitive Surgical Inc. (a)(h)	347	166,185
ResMed Inc.	440	50,103
Stryker Corp. (h)	944	147,972
Varian Medical Systems Inc. (a)	257	29,121
Zimmer Biomet Holdings Inc. (h)	650	67,418

		1,690,522

Healthcare Facilities - 0.1%
HCA Healthcare Inc. (h)	813	101,178
Universal Health Services Inc., Class B	242	28,207

		129,385

Healthcare Services - 0.3%
Cigna Corp.	1,154	219,260
CVS Health Corp. (h)	3,948	258,673
DaVita Inc. (a)	419	21,562
Laboratory Corporation of America Holdings (a)(h)	297	37,529
Quest Diagnostics Inc.	390	32,475

		569,499

Healthcare Supplies - 0.1%
Align Technology Inc. (a)(h)	230	48,169
DENTSPLY SIRONA Inc.	753	28,019
The Cooper Companies Inc.	140	35,630

		111,818

Healthcare Technology - 0.0%*
Cerner Corp. (a)(h)	1,026	53,803

Home Building - 0.1%
D.R. Horton Inc.	953	33,031
Lennar Corp., Class A	856	33,512
PulteGroup Inc.	899	23,365

		89,908

Home Furnishings - 0.0%*
Leggett & Platt Inc.	494	17,705
Mohawk Industries Inc. (a)	212	24,796

		42,501

Home Improvement Retail - 0.5%
Lowe’s Companies Inc. (h)	2,485	229,514
The Home Depot Inc. (h)	3,485	598,793

		828,307

Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts Inc.	2,433	40,558

See Notes to Schedules of Investments and Notes to Financial Statements.

22	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Hotels, Resorts & Cruise Lines - 0.2%
Carnival Corp. (h)	1,199	59,111
Hilton Worldwide Holdings Inc. (h)	860	61,748
Marriott International Inc., Class A (h)	869	94,338
Norwegian Cruise Line Holdings Ltd. (a)	730	30,945
Royal Caribbean Cruises Ltd. (h)	506	49,482

		295,624

Household Appliances - 0.0%*
Whirlpool Corp.	194	20,733

Household Products - 0.6%
Church & Dwight Company Inc.	755	49,649
Colgate-Palmolive Co. (h)	2,643	157,311
Kimberly-Clark Corp. (h)	1,051	119,751
The Clorox Co.	376	57,957
The Procter & Gamble Co. (h)	7,518	691,054

		1,075,722

Housewares & Specialties - 0.0%*
Newell Brands Inc.	1,212	22,531

Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	366	20,935

Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp. (h)	1,345	273,990
Walmart Inc. (h)	4,322	402,594

		676,584

Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	1,955	28,269
NRG Energy Inc.	855	33,858

		62,127

Industrial Conglomerates - 0.5%
3M Co. (h)	1,765	336,303
General Electric Co. (h)	26,673	201,915
Honeywell International Inc. (h)	2,232	294,892
Roper Technologies Inc. (h)	325	86,619

		919,729

Industrial Gases - 0.1%
Air Products & Chemicals Inc. (h)	663	106,113

Industrial Machinery - 0.3%
Dover Corp.	423	30,012
Flowserve Corp.	322	12,242

	Number of Shares	Fair Value $
Fortive Corp. (h)	978	66,172
Illinois Tool Works Inc. (h)	927	117,442
Ingersoll-Rand PLC (h)	734	66,963
Parker-Hannifin Corp. (h)	423	63,086
Snap-on Inc.	182	26,443
Stanley Black & Decker Inc. (h)	454	54,362
Xylem Inc.	563	37,563

		474,285

Industrial REITs - 0.1%
Duke Realty Corp.	1,080	27,972
Prologis Inc. REIT (h)	1,902	111,685

		139,657

Insurance Brokers - 0.1%
Arthur J Gallagher & Co.	567	41,788
Marsh & McLennan Companies Inc. (h)	1,524	121,539

		163,327

Integrated Oil & Gas - 0.9%
Chevron Corp. (h)	5,840	635,333
Exxon Mobil Corp. (h)	12,819	874,128
Occidental Petroleum Corp. (h)	2,332	143,138

		1,652,599

Integrated Telecommunication Services - 0.7%
AT&T Inc. (h)	22,134	631,704
Verizon Communications Inc. (h)	12,477	701,457

		1,333,161

Interactive Home Entertainment - 0.1%
Activision Blizzard Inc. (h)	2,325	108,275
Electronic Arts Inc. (a)(h)	917	72,361
Take-Two Interactive Software Inc. (a)	330	33,970

		214,606

Interactive Media & Services - 1.6%
Alphabet Inc., Class A (a)(h)	905	945,689
Alphabet Inc., Class C (a)(h)	932	965,189
Facebook Inc., Class A (a)(h)	7,302	957,219
TripAdvisor Inc. (a)	302	16,290
Twitter Inc. (a)	2,110	60,641

		2,945,028

Internet & Direct Marketing Retail - 1.2%
Amazon.com Inc. (a)(h)	1,243	1,866,949
Booking Holdings Inc. (a)(h)	146	251,473
eBay Inc. (a)(h)	2,750	77,192

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	23

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Expedia Group Inc.	344	38,752

		2,234,366

Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)	540	32,983
VeriSign Inc. (a)	346	51,309

		84,292

Investment Banking & Brokerage - 0.3%
E*TRADE Financial Corp. (h)	750	32,910
Morgan Stanley (h)	4,046	160,424
Raymond James Financial Inc.	400	29,764
The Charles Schwab Corp. (h)	3,666	152,249
The Goldman Sachs Group Inc. (h)	1,075	179,579

		554,926

IT Consulting & Other Services - 0.3%
Cognizant Technology Solutions Corp., Class A (h)	1,761	111,788
DXC Technology Co. (h)	834	44,344
Gartner Inc. (a)	300	38,352
International Business Machines Corp. (h)	2,745	312,024

		506,508

Leisure Products - 0.0%*
Hasbro Inc.	344	27,950
Mattel Inc. (a)	1,263	12,617

		40,567

Life & Health Insurance - 0.3%
Aflac Inc. (h)	2,314	105,426
Brighthouse Financial Inc. (a)	341	10,394
Lincoln National Corp.	684	35,096
MetLife Inc. (h)	3,020	124,001
Principal Financial Group Inc.	888	39,223
Prudential Financial Inc. (h)	1,262	102,916
Torchmark Corp.	285	21,241
Unum Group	757	22,241

		460,538

Life Sciences Tools & Services - 0.4%
Agilent Technologies Inc. (h)	1,008	68,000
Illumina Inc. (a)(h)	447	134,069
IQVIA Holdings Inc. (a)	500	58,085
Mettler-Toledo International Inc. (a)	73	41,287
PerkinElmer Inc.	325	25,529
Thermo Fisher Scientific Inc. (h)	1,235	276,380
Waters Corp. (a)	223	42,069

		645,419

	Number of Shares	Fair Value $
Managed Healthcare - 0.6%
Anthem Inc. (h)	794	208,528
Centene Corp. (a)(h)	614	70,794
Humana Inc. (h)	418	119,749
UnitedHealth Group Inc. (h)	2,908	724,441
WellCare Health Plans Inc. (a)	160	37,774

		1,161,286

Metal & Glass Containers - 0.0%*
Ball Corp.	992	45,612

Motorcycle Manufacturers - 0.0%*
Harley-Davidson Inc.	553	18,868

Movies & Entertainment - 0.6%
Netflix Inc. (a)(h)	1,310	350,635
The Walt Disney Co. (h)	4,488	492,109
Twenty-First Century Fox Inc., Class A (h)	3,191	153,551
Twenty-First Century Fox Inc., Class B	1,549	74,011
Viacom Inc., Class B	1,083	27,833

		1,098,139

Multi-Line Insurance - 0.1%
American International Group Inc. (h)	2,694	106,170
Assurant Inc.	144	12,879
Loews Corp.	911	41,469
The Hartford Financial Services Group Inc. (h)	1,035	46,006

		206,524

Multi-Sector Holdings - 0.7%
Berkshire Hathaway Inc., Class B (a)(h)	5,906	1,205,887
Jefferies Financial Group Inc.	997	17,308

		1,223,195

Multi-Utilities - 0.4%
Ameren Corp.	693	45,204
CenterPoint Energy Inc.	1,491	42,091
CMS Energy Corp.	812	40,316
Consolidated Edison Inc. (h)	985	75,313
Dominion Energy Inc. (h)	1,985	141,848
DTE Energy Co. (h)	533	58,790
NiSource Inc.	1,192	30,217
Public Service Enterprise Group Inc. (h)	1,508	78,491
SCANA Corp.	378	18,061
Sempra Energy (h)	804	86,985

See Notes to Schedules of Investments and Notes to Financial Statements.

24	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

WEC Energy Group Inc. (h)	996	68,983

		686,299

Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	330	38,029
Boston Properties Inc. (h)	488	54,924
SL Green Realty Corp.	275	21,747
Vornado Realty Trust	490	30,395

		145,095

Oil & Gas Drilling - 0.0%*
Helmerich & Payne Inc.	280	13,423

Oil & Gas Equipment & Services - 0.2%
Baker Hughes a GE Co. (h)	1,682	36,163
Halliburton Co. (h)	2,563	68,125
National Oilwell Varco Inc. (h)	1,105	28,398
Schlumberger Ltd. (h)	4,239	152,943

		285,629

Oil & Gas Exploration & Production - 0.5%
Anadarko Petroleum Corp. (h)	1,534	67,251
Apache Corp. (h)	1,121	29,426
Cabot Oil & Gas Corp.	1,468	32,810
Cimarex Energy Co.	308	18,988
Concho Resources Inc. (a)(h)	630	64,758
ConocoPhillips (h)	3,556	221,717
Devon Energy Corp. (h)	1,334	30,068
Diamondback Energy Inc.	430	39,861
EOG Resources Inc. (h)	1,768	154,187
Hess Corp. (h)	735	29,767
Marathon Oil Corp. (h)	2,499	35,836
Newfield Exploration Co. (a)	729	10,687
Noble Energy Inc. (h)	1,583	29,697
Pioneer Natural Resources Co. (h)	507	66,681

		831,734

Oil & Gas Refining & Marketing - 0.2%
HollyFrontier Corp.	460	23,515
Marathon Petroleum Corp. (h)	2,089	123,272
Phillips 66 (h)	1,295	111,565
Valero Energy Corp. (h)	1,296	97,161

		355,513

Oil & Gas Storage & Transportation - 0.1%
Kinder Morgan Inc. (h)	5,671	87,220
ONEOK Inc. (h)	1,224	66,035
The Williams Companies Inc. (h)	3,613	79,666

		232,921

	Number of Shares	Fair Value $
Packaged Foods & Meats - 0.4%
Campbell Soup Co.	560	18,474
Conagra Brands Inc.	1,526	32,595
General Mills Inc. (h)	1,764	68,690
Hormel Foods Corp.	817	34,870
Kellogg Co.	713	40,648
Lamb Weston Holdings Inc.	400	29,424
McCormick & Company Inc.	373	51,937
Mondelez International Inc., Class A (h)	4,474	179,094
The Hershey Co.	393	42,122
The JM Smucker Co.	324	30,291
The Kraft Heinz Co. (h)	1,863	80,184
Tyson Foods Inc., Class A (h)	863	46,084

		654,413

Paper Packaging - 0.1%
Avery Dennison Corp.	279	25,062
International Paper Co. (h)	1,299	52,428
Packaging Corporation of America	300	25,038
Sealed Air Corp.	464	16,166
WestRock Co.	843	31,832

		150,526

Personal Products - 0.1%
Coty Inc., Class A	1,737	11,395
The Estee Lauder Companies Inc., Class A (h)	671	87,297

		98,692

Pharmaceuticals - 1.8%
Allergan PLC (h)	972	129,918
Bristol-Myers Squibb Co. (h)	5,003	260,056
Eli Lilly & Co. (h)	2,931	339,175
Johnson & Johnson (h)	8,127	1,048,789
Merck & Company Inc. (h)	8,033	613,802
Mylan N.V. (a)(h)	1,630	44,662
Nektar Therapeutics (a)	550	18,079
Pfizer Inc. (h)	17,713	773,172
Zoetis Inc. (h)	1,454	124,375

		3,352,028

Property & Casualty Insurance - 0.2%
Cincinnati Financial Corp.	426	32,981
The Allstate Corp. (h)	1,040	85,935
The Progressive Corp. (h)	1,763	106,362
The Travelers Companies Inc. (h)	809	96,878

		322,156

Publishing - 0.0%*
News Corp., Class A	1,411	16,015

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	25

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

News Corp., Class B	442	5,105

		21,120

Railroads - 0.3%
CSX Corp. (h)	2,489	154,642
Kansas City Southern	276	26,344
Norfolk Southern Corp. (h)	851	127,259
Union Pacific Corp. (h)	2,223	307,285

		615,530

Real Estate Services - 0.0%*
CBRE Group Inc., Class A (a)	1,009	40,400

Regional Banks - 0.4%
BB&T Corp. (h)	2,337	101,239
Citizens Financial Group Inc. (h)	1,401	41,652
Comerica Inc. (h)	466	32,010
Fifth Third Bancorp (h)	1,941	45,672
Huntington Bancshares Inc. (h)	3,607	42,995
KeyCorp (h)	3,402	50,282
M&T Bank Corp. (h)	423	60,544
People’s United Financial Inc.	1,150	16,594
Regions Financial Corp. (h)	2,997	40,100
SunTrust Banks Inc. (h)	1,383	69,759
SVB Financial Group (a)(h)	170	32,286
The PNC Financial Services Group Inc. (h)	1,417	165,661
Zions Bancorp NA	652	26,562

		725,356

Research & Consulting Services - 0.1%
Equifax Inc.	332	30,919
Nielsen Holdings PLC	1,101	25,686
Verisk Analytics Inc. (a)(h)	514	56,047

		112,652

Residential REITs - 0.2%
Apartment Investment & Management Co., Class A	419	18,386
AvalonBay Communities Inc. (h)	437	76,060
Equity Residential (h)	1,071	70,697
Essex Property Trust Inc.	191	46,835
Mid-America Apartment Communities Inc.	322	30,815
UDR Inc.	817	32,369

		275,162

Restaurants - 0.5%
Chipotle Mexican Grill Inc. (a)	67	28,930
Darden Restaurants Inc.	388	38,746
McDonald’s Corp. (h)	2,338	415,158
Starbucks Corp. (h)	3,725	239,890

	Number of Shares	Fair Value $
Yum! Brands Inc. (h)	948	87,140

		809,864

Retail REITs - 0.2%
Federal Realty Investment Trust	205	24,198
Kimco Realty Corp.	1,110	16,261
Realty Income Corp.	845	53,269
Regency Centers Corp.	500	29,340
Simon Property Group Inc. (h)	941	158,079
The Macerich Co.	346	14,975

		296,122

Semiconductor Equipment - 0.1%
Applied Materials Inc. (h)	2,962	96,976
KLA-Tencor Corp. (h)	448	40,091
Lam Research Corp. (h)	468	63,728

		200,795

Semiconductors - 1.2%
Advanced Micro Devices Inc. (a)	2,570	47,442
Analog Devices Inc. (h)	1,114	95,615
Broadcom Inc. (h)	1,323	336,412
Intel Corp. (h)	14,053	659,507
Maxim Integrated Products Inc.	800	40,680
Microchip Technology Inc. (h)	688	49,481
Micron Technology Inc. (a)(h)	3,522	111,753
NVIDIA Corp. (h)	1,821	243,104
Qorvo Inc. (a)	392	23,806
QUALCOMM Inc. (h)	3,715	211,421
Skyworks Solutions Inc. (h)	576	38,604
Texas Instruments Inc. (h)	2,982	281,799
Xilinx Inc. (h)	743	63,281

		2,202,905

Soft Drinks - 0.6%
Monster Beverage Corp. (a)(h)	1,177	57,932
PepsiCo Inc. (h)	4,267	471,418
The Coca-Cola Co. (h)	11,557	547,224

		1,076,574

Specialized Consumer Services - 0.0%*
H&R Block Inc.	525	13,319

Specialized REITs - 0.4%
American Tower Corp. (h)	1,345	212,766
Crown Castle International Corp. (h)	1,258	136,656
Digital Realty Trust Inc. (h)	613	65,315
Equinix Inc. (h)	244	86,025
Extra Space Storage Inc.	393	35,559
Iron Mountain Inc.	905	29,331
Public Storage (h)	451	91,287

See Notes to Schedules of Investments and Notes to Financial Statements.

26	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

SBA Communications Corp. (a)(h)	340	55,043
Weyerhaeuser Co. (h)	2,183	47,720

		759,702

Specialty Chemicals - 0.2%
Albemarle Corp.	370	28,516
Ecolab Inc. (h)	769	113,312
International Flavors & Fragrances Inc.	330	44,309
PPG Industries Inc. (h)	725	74,117
The Sherwin-Williams Co. (h)	248	97,578

		357,832

Specialty Stores - 0.1%
Tiffany & Co.	331	26,649
Tractor Supply Co.	385	32,124
Ulta Salon Cosmetics & Fragrance Inc. (a)	177	43,337

		102,110

Steel - 0.0%*
Nucor Corp. (h)	936	48,494

Systems Software - 1.6%
Fortinet Inc. (a)	400	28,172
Microsoft Corp. (h)	23,268	2,363,331
Oracle Corp. (h)	8,509	384,181
Red Hat Inc. (a)(h)	523	91,860
Symantec Corp.	2,023	38,224

		2,905,768

Technology Hardware, Storage & Peripherals - 1.3%
Apple Inc. (h)	13,919	2,195,583
Hewlett Packard Enterprise Co. (h)	4,363	57,635
HP Inc. (h)	4,779	97,778
NetApp Inc. (h)	767	45,767
Western Digital Corp. (h)	844	31,203
Xerox Corp.	496	9,801

		2,437,767

Tires & Rubber - 0.0%*
The Goodyear Tire & Rubber Co.	844	17,226

Tobacco - 0.3%
Altria Group Inc. (h)	5,663	279,696
Philip Morris International Inc. (h)	4,683	312,637

		592,333

	Number of Shares	Fair Value $
Trading Companies & Distributors - 0.1%
Fastenal Co.	828	43,296
United Rentals Inc. (a)	282	28,913
WW Grainger Inc.	132	37,272

		109,481

Trucking - 0.0%*
JB Hunt Transport Services Inc.	297	27,633

Water Utilities - 0.0%*
American Water Works Company Inc.	523	47,473

Total Common Stock (Cost $57,747,648)		62,462,614

Preferred Stock - 0.0%*
Diversified Banks - 0.0%*
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (i)	1,469	36,093

Total Preferred Stock (Cost $36,725)		36,093

Total Domestic Equity (Cost $57,784,373)		62,498,707

Foreign Equity - 0.9%
Common Stock - 0.9%
Auto Parts & Equipment - 0.0%*
Aptiv PLC (h)	780	48,025

Building Products - 0.0%*
Allegion PLC	274	21,841

Consumer Electronics - 0.0%*
Garmin Ltd.	415	26,278

Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd. (h)	1,042	78,806

Healthcare Equipment - 0.2%
Medtronic PLC (h)	4,071	370,298

Industrial Gases - 0.2%
Linde PLC	1,650	257,466

Industrial Machinery - 0.0%*
Pentair PLC	518	19,570

Insurance Brokers - 0.1%
Aon PLC	732	106,404

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	27

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

Willis Towers Watson PLC (h)	385	58,466

		164,870

IT Consulting & Other Services - 0.2%
Accenture PLC, Class A (h)	1,925	271,444

Oil & Gas Equipment & Services - 0.0%*
TechnipFMC PLC	1,406	27,529

Pharmaceuticals - 0.0%*
Perrigo Company PLC	446	17,283

Property & Casualty Insurance - 0.1%
Chubb Ltd. (h)	1,413	182,531

Reinsurance - 0.0%*
Everest Re Group Ltd.	109	23,736

Research & Consulting Services - 0.0%*
IHS Markit Ltd. (a)(h)	1,020	48,929

Technology Hardware, Storage & Peripherals - 0.0%*
Seagate Technology PLC (h)	748	28,865

Total Foreign Equity (Cost $1,504,447)		1,587,471

Bonds and Notes - 34.6%
U.S. Treasuries - 10.4%
U.S. Treasury Bonds
2.25% 08/15/46	481,000	411,025
3.75% 11/15/43	97,000	109,538
4.50% 02/15/36	394,500	486,279
U.S. Treasury Notes
1.38% 12/15/19	2,850,700	2,816,927
1.50% 11/30/19 - 08/15/20	3,805,100	3,760,116
2.25% 03/31/20	3,463,200	3,449,339
2.75% 11/15/23	2,144,600	2,168,396
2.88% 07/31/25 - 08/15/28	5,557,600	5,656,035

		18,857,655

Agency Mortgage Backed - 7.0%
Federal Home Loan Mortgage Corp.
4.05% 09/25/28 (i)	295,000	310,684
4.50% 06/01/33 - 02/01/35	2,378	2,488
5.00% 07/01/35	16,557	17,610
5.50% 05/01/20 - 04/01/39	31,231	33,625
6.00% 05/01/20 - 11/01/37	82,614	90,211
6.50% 11/01/28 - 06/01/29	1,082	1,183
7.00% 06/01/29 - 08/01/36	16,106	17,901
7.50% 09/01/33	1,123	1,200

	Principal Amount ($)	Fair Value $
8.00% 07/01/26 - 11/01/30	1,864	2,036
8.50% 04/01/30	4,822	5,896
Federal National Mortgage Assoc.
3.50% 08/01/45	81,812	82,071
4.00% 05/01/19 - 03/01/41	214,033	220,311
4.50% 05/01/19 - 02/01/40	128,922	134,911
5.00% 07/01/20 - 05/01/39	58,938	62,623
5.50% 06/01/20 - 01/01/39	124,619	133,989
6.00% 02/01/20 - 05/01/41	375,783	414,854
6.50% 10/01/28 - 08/01/36	12,736	13,757
7.00% 05/01/33 - 12/01/33	560	591
7.50% 12/01/26 - 12/01/33	4,708	5,184
8.00% 06/01/24 - 12/01/30	5,862	6,025
9.00% 12/01/22	310	326
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.97% 04/01/37 (i)	481	492
Federal National Mortgage Assoc. TBA
2.50% TBA (c)	1,299,000	1,268,962
3.00% TBA (c)	2,273,934	2,223,427
3.50% TBA (c)	1,250,000	1,249,607
4.00% TBA (c)	1,667,000	1,699,323
4.50% TBA (c)	1,171,000	1,212,219
Government National Mortgage Assoc.
4.00% 01/20/41 - 04/20/43	325,786	336,644
4.50% 08/15/33 - 03/20/41	143,244	149,960
5.00% 08/15/33	7,013	7,323
6.00% 07/15/33 - 04/15/34	7,291	8,164
6.50% 04/15/28 - 07/15/36	12,402	13,635
7.00% 04/15/28 - 10/15/36	4,042	4,431
7.50% 07/15/23 - 04/15/28	6,965	7,231
8.00% 05/15/30	179	190
9.00% 12/15/21	149	155
3.00% TBA (c)	651,000	640,911
3.50% TBA (c)	2,419,000	2,435,691

		12,815,841

Agency Collateralized Mortgage Obligations - 0.1%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (g)(i)	139,109	359
4.06% 10/25/28 (i)	146,000	153,805
Federal Home Loan Mortgage Corp. REMIC
3.50% 11/15/24 - 11/15/30 (g)	62,364	4,729
5.50% 06/15/33 (g)	5,733	1,130
7.50% 07/15/27 (g)	5,435	1,073

See Notes to Schedules of Investments and Notes to Financial Statements.

28	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.14% 08/15/25 (g)(i)	28,069	1,447
Federal Home Loan Mortgage Corp. STRIPS
1.47% 08/01/27 (d)(f)	218	192
8.00% 02/01/23 - 07/01/24 (g)	750	105
Federal National Mortgage Assoc. REMIC
0.51% 12/25/22 (d)(f)	72	70
1.10% 12/25/42 (g)(i)	29,756	2,168
5.00% 09/25/40 (g)	27,546	2,980
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.49% 07/25/38 (g)(i)	9,264	1,209
Federal National Mortgage Assoc. REMIC 6.20% - 1 month USD LIBOR
3.69% 06/25/48 (g)(i)	505,353	82,721
Federal National Mortgage Assoc. STRIPS
4.50% 08/25/35 - 01/25/36 (g)	13,852	1,719
5.00% 03/25/38 - 05/25/38 (g)	7,881	1,685
5.50% 12/25/33 (g)	2,721	598
6.00% 01/25/35 (g)	7,164	1,668
7.50% 11/25/23 (g)	5,866	710
8.00% 08/25/23 - 07/25/24 (g)	1,520	214
8.50% 07/25/22 (g)	105	9
8.50% 07/25/22 (g)**	3	—
9.00% 05/25/22 (g)	120	9
Government National Mortgage Assoc. REMIC
4.50% 08/16/39 (g)	18,005	1,303
5.00% 09/20/38 (g)	3,646	109
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
4.34% 01/16/40 (g)(i)	52,899	8,827

		268,839

Asset Backed - 0.9%
American Express Credit Account Master Trust 2017-6
2.04% 05/15/23	357,738	352,416
American Express Credit Account Master Trust 2018-1
2.67% 10/17/22	150,000	149,449
American Express Credit Account Master Trust 2018-8
3.18% 04/15/24	326,000	328,384

	Principal Amount ($)	Fair Value $
BA Credit Card Trust 2018-A1
2.70% 07/17/23	131,000	130,461
BMW Floorplan Master Owner Trust 2018-1
3.15% 05/15/23 (b)	100,000	100,144
Citibank Credit Card Issuance Trust 2016-A1
1.75% 11/19/21	446,000	441,363
Securitized Term Auto Receivables Trust 2018-1A
3.30% 11/25/22 (b)	100,000	100,059

		1,602,276

Corporate Notes - 14.8%
1011778 BC ULC/New Red Finance Inc.
4.25% 05/15/24 (b)	23,000	21,122
21st Century Fox America Inc.
3.38% 11/15/26	4,000	3,945
4.50% 02/15/21	19,000	19,490
4.75% 11/15/46	6,000	6,405
6.65% 11/15/37	39,000	50,166
Abbott Laboratories
2.90% 11/30/21	88,000	87,170
3.75% 11/30/26	27,000	26,683
4.90% 11/30/46	29,000	30,486
AbbVie Inc.
3.20% 05/14/26	47,000	43,533
4.45% 05/14/46	43,000	37,796
4.70% 05/14/45	10,000	9,142
4.88% 11/14/48	11,000	10,266
Acadia Healthcare Company Inc.
6.50% 03/01/24	52,000	50,057
Activision Blizzard Inc.
2.30% 09/15/21	115,000	111,924
AES Corp.
4.88% 05/15/23	75,000	73,344
Aetna Inc.
3.50% 11/15/24	43,000	41,521
Aflac Inc.
4.00% 10/15/46	8,000	7,351
Alexandria Real Estate Equities Inc.
4.70% 07/01/30	18,000	18,227
Alimentation Couche-Tard Inc.
2.70% 07/26/22 (b)	49,000	47,371
4.50% 07/26/47 (b)	10,000	9,099
Allergan Finance LLC
3.25% 10/01/22	38,000	37,014
4.63% 10/01/42	5,000	4,584

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	29

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Allergan Funding SCS
3.00% 03/12/20	57,000	56,779
3.45% 03/15/22	26,000	25,590
Allergan Sales LLC
5.00% 12/15/21 (b)	74,000	76,174
Altria Group Inc.
2.95% 05/02/23	23,000	21,868
3.88% 09/16/46	8,000	6,100
4.50% 05/02/43	17,000	14,147
Amazon.com Inc.
2.80% 08/22/24	32,000	31,101
3.15% 08/22/27	20,000	19,295
3.88% 08/22/37	13,000	12,645
4.05% 08/22/47	13,000	12,740
4.25% 08/22/57	18,000	17,761
Ameren Corp.
3.65% 02/15/26	22,000	21,642
American Axle & Manufacturing Inc.
6.25% 04/01/25	37,000	33,662
American Campus Communities Operating Partnership LP
3.35% 10/01/20	36,000	35,873
4.13% 07/01/24	20,000	20,059
American Express Co.
3.00% 10/30/24	55,000	52,621
American International Group Inc.
4.50% 07/16/44	44,000	39,112
6.40% 12/15/20	19,000	20,050
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (i)	21,000	18,377
American Tower Corp. (REIT)
3.38% 10/15/26	11,000	10,248
3.40% 02/15/19	134,000	133,926
American Water Capital Corp.
2.95% 09/01/27	37,000	34,870
Amgen Inc.
2.20% 05/22/19	64,000	63,767
2.65% 05/11/22	52,000	50,837
3.20% 11/02/27	32,000	30,078
4.56% 06/15/48	29,000	27,816
AMN Healthcare Inc.
5.13% 10/01/24 (b)	64,000	61,302
Anadarko Petroleum Corp.
4.85% 03/15/21	4,000	4,085
6.20% 03/15/40	12,000	12,535

	Principal Amount ($)	Fair Value $
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20% 12/01/47	14,000	12,588
5.25% 01/15/25	186,000	185,762
5.50% 10/15/19	71,000	71,651
6.25% 10/15/22	51,000	51,986
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70% 02/01/36 (b)	17,000	15,685
4.90% 02/01/46 (b)	66,000	61,068
Anheuser-Busch InBev Finance Inc.
2.65% 02/01/21	28,000	27,522
Anheuser-Busch InBev Worldwide Inc.
2.50% 07/15/22	101,000	96,406
4.00% 04/13/28	15,000	14,349
4.38% 04/15/38	77,000	68,912
4.60% 04/15/48	32,000	28,636
4.75% 04/15/58	18,000	15,654
Anthem Inc.
3.30% 01/15/23	35,000	34,438
Apache Corp.
4.38% 10/15/28	15,000	14,001
5.10% 09/01/40	18,000	16,258
Apple Inc.
2.50% 02/09/22	47,000	46,334
2.85% 05/11/24	43,000	41,916
3.35% 02/09/27	27,000	26,375
3.45% 02/09/45	57,000	50,500
3.85% 08/04/46	51,000	47,973
4.25% 02/09/47	22,000	22,019
4.65% 02/23/46	8,000	8,458
Applied Materials Inc.
4.35% 04/01/47	31,000	30,320
Aptiv PLC
4.40% 10/01/46	19,000	16,830
Aramark Services Inc.
5.00% 02/01/28 (b)	31,000	28,992
Archer-Daniels-Midland Co.
2.50% 08/11/26	32,000	29,208
Arconic Inc.
5.13% 10/01/24	41,000	39,481
6.15% 08/15/20	20,000	20,405
Ascension Health
4.85% 11/15/53	13,000	14,081
Ashland LLC
4.75% 08/15/22	23,000	22,608
AstraZeneca PLC
2.38% 11/16/20	16,000	15,732
3.38% 11/16/25	32,000	30,993

See Notes to Schedules of Investments and Notes to Financial Statements.

30	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

3.50% 08/17/23	30,000	29,714
4.00% 01/17/29	20,000	19,866
4.38% 08/17/48	22,000	20,870
AT&T Inc.
3.00% 06/30/22	53,000	51,733
3.80% 03/15/22	55,000	55,233
4.10% 02/15/28	51,000	49,031
4.45% 04/01/24	32,000	32,469
4.50% 05/15/35	43,000	38,978
4.55% 03/09/49	21,000	18,091
4.75% 05/15/46	17,000	15,111
4.80% 06/15/44	29,000	26,013
5.00% 03/01/21	41,000	42,397
5.15% 11/15/46	7,000	6,518
5.25% 03/01/37	29,000	28,434
5.45% 03/01/47	52,000	50,705
Athene Holding Ltd.
4.13% 01/12/28	35,000	31,777
Avangrid Inc.
3.15% 12/01/24	57,000	54,979
Bank of America Corp.
2.65% 04/01/19	63,000	62,926
3.25% 10/21/27	63,000	58,320
3.95% 04/21/25	41,000	39,734
4.25% 10/22/26	61,000	59,340
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37% 07/21/21 (i)	42,000	41,287
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12% 01/20/23 (i)	170,000	167,045
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37% 01/23/26 (i)	125,000	119,486
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (i)	75,000	69,846
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (i)	41,000	36,495

	Principal Amount ($)	Fair Value $
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (i)	51,000	48,353
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27% 07/23/29 (i)	21,000	20,891
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44% 01/20/48 (i)	31,000	29,944
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34% 10/05/28 (i)	61,000	60,730
Barrick North America Finance LLC
5.70% 05/30/41	6,000	6,334
BAT Capital Corp.
2.30% 08/14/20	111,000	108,387
2.76% 08/15/22	34,000	32,096
3.56% 08/15/27	82,000	72,680
4.39% 08/15/37	11,000	9,040
4.54% 08/15/47	26,000	20,806
Bausch Health Companies Inc.
7.00% 03/15/24 (b)	125,000	126,615
Baxalta Inc.
2.88% 06/23/20	13,000	12,858
Bayer US Finance II LLC
3.50% 06/25/21 (b)	200,000	198,850
4.70% 07/15/64 (b)	8,000	6,648
Becton Dickinson and Co.
2.89% 06/06/22	37,000	35,820
3.70% 06/06/27	56,000	53,039
3.73% 12/15/24	3,000	2,901
4.67% 06/06/47	6,000	5,646
4.69% 12/15/44	7,000	6,587
Berkshire Hathaway Energy Co.
2.40% 02/01/20	48,000	47,680
3.25% 04/15/28	22,000	20,940
3.80% 07/15/48	16,000	14,310
Berkshire Hathaway Inc.
4.50% 02/11/43	8,000	8,308
Berry Global Inc.
5.13% 07/15/23	60,000	59,413
BHP Billiton Finance USA Ltd.
5.00% 09/30/43	7,000	7,647

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	31

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Biogen Inc.
2.90% 09/15/20	16,000	15,898
BNP Paribas S.A.
5.00% 01/15/21	19,000	19,625
Boston Scientific Corp.
4.00% 03/01/28	39,000	37,948
BP Capital Markets America Inc.
3.02% 01/16/27	95,000	89,176
3.22% 11/28/23	37,000	36,509
Brighthouse Financial Inc.
3.70% 06/22/27	5,000	4,224
4.70% 06/22/47	3,000	2,229
Brixmor Operating Partnership LP
3.90% 03/15/27	18,000	17,062
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20% 01/15/21	16,000	15,636
2.65% 01/15/23	9,000	8,341
3.13% 01/15/25	12,000	10,769
3.88% 01/15/27	29,000	26,003
Brown-Forman Corp.
4.00% 04/15/38	7,000	6,847
Buckeye Partners LP
5.60% 10/15/44	7,000	6,030
Bunge Limited Finance Corp.
3.75% 09/25/27	15,000	13,336
Burlington Northern Santa Fe LLC
3.75% 04/01/24	68,000	69,727
4.15% 12/15/48	33,000	32,209
Campbell Soup Co.
3.30% 03/15/21	60,000	59,665
Canadian Natural Resources Ltd.
3.85% 06/01/27	5,000	4,731
4.95% 06/01/47	8,000	7,698
Capital One Financial Corp.
3.75% 07/28/26	17,000	15,538
4.20% 10/29/25	26,000	24,994
Cardinal Health Inc.
2.62% 06/15/22	14,000	13,503
3.08% 06/15/24	12,000	11,335
Caterpillar Financial Services Corp.
2.55% 11/29/22	50,000	48,547
Caterpillar Inc.
3.80% 08/15/42	8,000	7,453
Catholic Health Initiatives
4.35% 11/01/42	24,000	21,293
CBL & Associates LP
4.60% 10/15/24	77,000	56,746

	Principal Amount ($)	Fair Value $
CBS Corp.
2.50% 02/15/23	30,000	28,241
2.90% 01/15/27	17,000	15,029
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00% 02/01/28 (b)	90,000	82,792
Celgene Corp.
3.45% 11/15/27	4,000	3,641
4.35% 11/15/47	5,000	4,234
4.55% 02/20/48	34,000	29,549
Cenovus Energy Inc.
4.25% 04/15/27	17,000	15,480
4.45% 09/15/42	9,000	6,908
5.40% 06/15/47	7,000	6,033
CenterPoint Energy Inc.
2.50% 09/01/22	74,000	70,723
3.60% 11/01/21	33,000	32,976
CenturyLink Inc.
5.63% 04/01/25	23,000	20,266
5.80% 03/15/22	34,000	32,653
CF Industries Inc.
7.13% 05/01/20	36,000	37,041
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58% 07/23/20	32,000	31,960
4.91% 07/23/25	42,000	41,690
5.38% 05/01/47	23,000	20,683
5.75% 04/01/48	12,000	11,227
6.38% 10/23/35	5,000	5,121
6.48% 10/23/45	9,000	9,143
Chevron Corp.
2.42% 11/17/20	19,000	18,826
3.19% 06/24/23	28,000	27,953
Church & Dwight Company Inc.
2.45% 08/01/22	13,000	12,552
Cigna Corp.
4.13% 11/15/25 (b)	51,000	50,891
4.38% 10/15/28 (b)	20,000	20,095
4.80% 08/15/38 (b)	14,000	13,771
4.90% 12/15/48 (b)	16,000	15,645
Cigna Corp.
3.20% 09/17/20 (b)	56,000	55,787
3.40% 09/17/21 (b)	28,000	27,943
3.75% 07/15/23 (b)	31,000	30,924
Cigna Holding Co.
3.25% 04/15/25	34,000	32,350
3.88% 10/15/47	19,000	15,928
Cimarex Energy Co.
3.90% 05/15/27	5,000	4,660
Cinemark USA Inc.
4.88% 06/01/23	42,000	40,320

See Notes to Schedules of Investments and Notes to Financial Statements.

32	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Cisco Systems Inc.
5.90% 02/15/39	20,000	24,713
Citigroup Inc.
2.70% 10/27/22	36,000	34,694
2.75% 04/25/22	109,000	105,841
2.90% 12/08/21	44,000	43,211
4.40% 06/10/25	16,000	15,720
4.45% 09/29/27	37,000	35,665
4.65% 07/23/48	53,000	51,823
4.75% 05/18/46	22,000	20,400
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88% 07/24/23 (i)	147,000	142,115
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88% 01/24/39 (i)	17,000	15,200
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28% 04/24/48 (i)	30,000	27,989
CME Group Inc.
3.75% 06/15/28	25,000	25,323
CMS Energy Corp.
4.88% 03/01/44	45,000	47,340
CNA Financial Corp.
3.45% 08/15/27	17,000	15,812
5.88% 08/15/20	56,000	58,074
CNH Industrial Capital LLC
3.38% 07/15/19	29,000	28,922
4.38% 11/06/20	23,000	23,127
4.88% 04/01/21	28,000	28,232
CNH Industrial N.V.
4.50% 08/15/23	43,000	43,283
Columbia Pipeline Group Inc.
3.30% 06/01/20	26,000	25,917
Comcast Corp.
3.38% 08/15/25	14,000	13,642
3.97% 11/01/47	80,000	71,831
4.15% 10/15/28	85,000	86,277
4.20% 08/15/34	29,000	28,002
4.25% 10/15/30	31,000	31,336
4.60% 08/15/45	20,000	19,741
4.70% 10/15/48	18,000	18,214
Conagra Brands Inc.
3.80% 10/22/21	58,000	58,001
4.30% 05/01/24	72,000	71,628
5.30% 11/01/38	17,000	16,101
5.40% 11/01/48	29,000	26,741

	Principal Amount ($)	Fair Value $
Conagra Brands Inc. 0.75% + 3 month USD LIBOR
3.22% 10/22/20 (i)	43,000	42,779
Concho Resources Inc.
3.75% 10/01/27	5,000	4,713
4.30% 08/15/28	45,000	44,025
4.88% 10/01/47	10,000	9,542
ConocoPhillips Co.
4.30% 11/15/44	33,000	32,547
Consolidated Edison Company of New York Inc.
2.90% 12/01/26	40,000	37,581
3.88% 06/15/47	20,000	18,331
Constellation Brands Inc.
2.70% 05/09/22	35,000	33,796
4.50% 05/09/47	7,000	6,272
Continental Resources Inc.
4.50% 04/15/23	26,000	25,523
Corning Inc.
4.38% 11/15/57	17,000	14,267
Corporation Andina de Fomento
2.20% 07/18/20	44,000	43,331
4.38% 06/15/22	121,000	125,426
Crane Co.
4.20% 03/15/48	8,000	7,407
CSX Corp.
4.50% 08/01/54	23,000	21,778
CVS Health Corp.
3.13% 03/09/20	156,000	155,694
3.35% 03/09/21	101,000	100,695
3.70% 03/09/23	41,000	40,597
3.88% 07/20/25	20,000	19,504
4.10% 03/25/25	41,000	40,581
4.30% 03/25/28	21,000	20,552
4.78% 03/25/38	40,000	38,444
5.00% 12/01/24	39,000	40,611
5.05% 03/25/48	40,000	39,025
D.R. Horton Inc.
2.55% 12/01/20	47,000	45,802
Dana Financing Luxembourg Sarl
6.50% 06/01/26 (b)	56,000	53,782
Dell International LLC/EMC Corp.
3.48% 06/01/19 (b)	64,000	63,848
5.45% 06/15/23 (b)	28,000	28,532
6.02% 06/15/26 (b)	11,000	11,052
8.10% 07/15/36 (b)	4,000	4,327
8.35% 07/15/46 (b)	7,000	7,584
Deutsche Bank AG
2.70% 07/13/20	43,000	41,705

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	33

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Deutsche Telekom International Finance BV
2.49% 09/19/23 (b)	150,000	141,618
Devon Energy Corp.
4.00% 07/15/21	64,000	64,140
5.00% 06/15/45	10,000	8,844
Dexia Credit Local S.A.
2.25% 01/30/19 (b)	250,000	249,930
Diageo Investment Corp.
2.88% 05/11/22	36,000	35,591
Diamondback Energy Inc.
4.75% 11/01/24 (b)	65,000	62,744
Discovery Communications LLC
2.20% 09/20/19	45,000	44,599
3.95% 03/20/28	34,000	31,513
5.00% 09/20/37	12,000	11,084
5.20% 09/20/47	8,000	7,368
DISH DBS Corp.
5.88% 07/15/22	32,000	29,311
Dollar Tree Inc.
3.70% 05/15/23	41,000	40,182
4.00% 05/15/25	41,000	39,407
Dominion Energy Inc.
2.58% 07/01/20	30,000	29,549
DowDuPont Inc.
3.77% 11/15/20	109,000	110,006
5.32% 11/15/38	27,000	27,842
5.42% 11/15/48	27,000	28,118
DTE Energy Co.
2.85% 10/01/26	50,000	46,015
3.85% 12/01/23	22,000	22,112
Duke Energy Carolinas LLC
3.95% 03/15/48	22,000	21,046
Duke Energy Corp.
1.80% 09/01/21	46,000	43,959
3.55% 09/15/21	28,000	28,076
3.75% 09/01/46	6,000	5,216
Duke Energy Progress LLC
4.15% 12/01/44	26,000	25,361
Duke Realty LP
3.25% 06/30/26	24,000	22,802
3.38% 12/15/27	15,000	14,236
Duquesne Light Holdings Inc.
3.62% 08/01/27 (b)	39,000	36,705
Eastman Chemical Co.
3.50% 12/01/21	34,000	34,162
3.60% 08/15/22	9,000	8,992
4.50% 01/15/21	60,000	60,854
Eaton Corp.
3.10% 09/15/27	29,000	27,361
Ecolab Inc.
3.25% 12/01/27	16,000	15,377
3.95% 12/01/47	13,000	12,208

	Principal Amount ($)	Fair Value $
Ecopetrol S.A.
5.88% 05/28/45	28,000	26,425
Edison International
4.13% 03/15/28	25,000	23,706
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
3.07% 05/01/20 (i)	39,000	39,037
Electricite de France S.A.
2.15% 01/22/19 (b)	100,000	99,931
Eli Lilly & Co.
3.70% 03/01/45	6,000	5,646
EMC Corp.
2.65% 06/01/20	100,000	96,032
Emera US Finance LP
4.75% 06/15/46	8,000	7,691
Enbridge Energy Partners LP
5.50% 09/15/40	8,000	8,219
Encana Corp.
3.90% 11/15/21	41,000	40,989
Energy Transfer LP
4.25% 03/15/23	27,000	26,038
5.88% 01/15/24	252,000	256,808
7.50% 10/15/20	47,000	49,115
Energy Transfer Operating LP
4.95% 06/15/28	12,000	11,771
Energy Transfer Operating LP
5.80% 06/15/38	23,000	22,266
6.13% 12/15/45	9,000	8,726
6.50% 02/01/42	24,000	24,202
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50% 11/01/23	25,000	24,938
EnLink Midstream Partners LP
4.15% 06/01/25	44,000	39,601
Entergy Louisiana LLC
3.05% 06/01/31	23,000	20,752
4.00% 03/15/33	16,000	16,122
Enterprise Products Operating LLC
4.25% 02/15/48	56,000	50,103
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (i)	13,000	10,835
EOG Resources Inc.
4.10% 02/01/21	52,000	52,697
4.15% 01/15/26	31,000	31,618
EPR Properties
4.95% 04/15/28	24,000	23,760

See Notes to Schedules of Investments and Notes to Financial Statements.

34	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

EQM Midstream Partners LP
4.75% 07/15/23	9,000	8,953
5.50% 07/15/28	9,000	8,840
EQT Corp.
3.90% 10/01/27	17,000	14,701
ERP Operating LP
4.50% 07/01/44	15,000	15,094
Exelon Corp.
3.50% 06/01/22	29,000	28,339
4.45% 04/15/46	39,000	37,144
Express Scripts Holding Co.
3.40% 03/01/27	21,000	19,485
Exxon Mobil Corp.
2.22% 03/01/21	25,000	24,683
FedEx Corp.
4.10% 02/01/45	45,000	38,659
FirstEnergy Corp.
3.90% 07/15/27	8,000	7,749
4.85% 07/15/47	15,000	14,945
Florida Power & Light Co.
4.13% 02/01/42	23,000	23,142
Ford Motor Co.
4.35% 12/08/26	59,000	52,655
Frontier Communications Corp.
7.13% 03/15/19	46,000	44,524
General Dynamics Corp.
2.13% 08/15/26	37,000	33,385
2.88% 05/11/20	55,000	55,038
3.00% 05/11/21	76,000	76,077
3.50% 05/15/25	45,000	45,074
General Mills Inc.
3.20% 04/16/21	25,000	24,861
3.70% 10/17/23	39,000	38,819
4.55% 04/17/38	30,000	27,458
4.70% 04/17/48	23,000	20,933
General Motors Co.
5.20% 04/01/45	7,000	5,804
5.40% 04/01/48	14,000	12,278
General Motors Financial Company Inc.
2.35% 10/04/19	55,000	54,397
3.15% 01/15/20	56,000	55,642
3.20% 07/13/20	101,000	99,964
3.45% 01/14/22	68,000	65,808
3.55% 04/09/21	74,000	73,081
5.25% 03/01/26	60,000	58,892
Georgia-Pacific LLC
3.60% 03/01/25 (b)	9,000	8,998
Gilead Sciences Inc.
2.95% 03/01/27	7,000	6,507
3.50% 02/01/25	20,000	19,537
3.65% 03/01/26	20,000	19,629

	Principal Amount ($)	Fair Value $
4.15% 03/01/47	42,000	38,564
4.80% 04/01/44	14,000	13,978
GlaxoSmithKline Capital Inc.
3.38% 05/15/23	45,000	45,225
3.63% 05/15/25	45,000	45,257
GlaxoSmithKline Capital PLC
3.13% 05/14/21	38,000	38,049
Glencore Finance Canada Ltd.
4.95% 11/15/21 (b)	22,000	22,552
Glencore Funding LLC
2.50% 01/15/19 (b)	99,000	98,969
Gray Escrow Inc.
7.00% 05/15/27 (b)	23,000	22,392
H&E Equipment Services Inc.
5.63% 09/01/25	68,000	62,310
Halliburton Co.
3.80% 11/15/25	28,000	27,150
5.00% 11/15/45	16,000	15,701
HCA Inc.
4.75% 05/01/23	122,000	120,148
HD Supply Inc.
5.38% 10/15/26 (b)	23,000	22,310
Hess Corp.
5.60% 02/15/41	7,000	6,161
5.80% 04/01/47	6,000	5,393
Hewlett Packard Enterprise Co.
6.35% 10/15/45	7,000	6,551
Highwoods Realty LP
4.13% 03/15/28	21,000	20,606
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75% 10/01/25 (b)	70,000	62,375
6.25% 11/01/28 (b)	20,000	17,585
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50% 12/31/99 (i)	50,000	45,815
Hughes Satellite Systems Corp.
6.63% 08/01/26	23,000	21,130
Hyundai Capital America 3.10% 04/05/22 (b)	18,000	17,586
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.00% 08/01/20	79,000	78,876
Ingersoll-Rand Luxembourg Finance S.A. 3.55% 11/01/24	41,000	40,610
Intel Corp.
2.60% 05/19/26	58,000	54,457
2.88% 05/11/24	29,000	28,284

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	35

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

International Paper Co. 4.40% 08/15/47	31,000	26,269
Interstate Power & Light Co. 3.40% 08/15/25	135,000	130,823
j2 Cloud Services LLC/j2 Global Co-Obligor Inc. 6.00% 07/15/25 (b)	32,000	31,347
Jabil Inc. 3.95% 01/12/28	35,000	31,072
JBS USA LUX S.A./JBS USA Finance Inc. 6.75% 02/15/28 (b)	44,000	42,982
Jefferies Group LLC
5.13% 01/20/23	57,000	58,523
6.50% 01/20/43	26,000	25,433
Johnson & Johnson 3.63% 03/03/37	21,000	20,187
Johnson Controls International PLC 4.50% 02/15/47	8,000	7,370
JPMorgan Chase & Co.
2.30% 08/15/21	92,000	89,595
2.55% 10/29/20	92,000	90,928
3.13% 01/23/25	46,000	43,850
3.30% 04/01/26	61,000	58,045
3.63% 12/01/27	20,000	18,654
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter) 3.51% 01/23/29 (i)	38,000	35,814
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter) 3.88% 07/24/38 (i)	55,000	49,784
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter) 3.90% 01/23/49 (i)	16,000	14,052
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter) 4.01% 04/23/29 (i)	37,000	36,300
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter) 4.03% 07/24/48 (i)	23,000	20,621

	Principal Amount ($)	Fair Value $
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter) 4.63% 12/31/99 (i)	40,000	34,238
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter) 6.10% 10/29/49 (i)	97,000	96,284
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR 5.99% 12/29/49 (i)	32,000	31,602
Keurig Dr Pepper Inc.
3.55% 05/25/21 (b)	162,000	161,780
4.06% 05/25/23 (b)	45,000	44,865
4.50% 11/15/45	17,000	14,936
4.60% 05/25/28 (b)	45,000	44,847
Kimberly-Clark Corp. 3.95% 11/01/28	68,000	69,937
Kinder Morgan Energy Partners LP
3.50% 03/01/21	78,000	77,739
4.70% 11/01/42	7,000	6,206
5.30% 09/15/20	26,000	26,725
6.38% 03/01/41	14,000	14,917
Kinder Morgan Inc.
3.05% 12/01/19	16,000	15,906
4.30% 03/01/28	30,000	29,389
5.05% 02/15/46	14,000	13,017
5.55% 06/01/45	19,000	18,929
Kraft Heinz Foods Co. 4.38% 06/01/46	26,000	21,512
Kreditanstalt fuer Wiederaufbau 2.00% 10/04/22	46,000	44,945
L Brands Inc. 5.25% 02/01/28	66,000	56,413
L3 Technologies Inc. 3.85% 12/15/26	34,000	32,883
Lamb Weston Holdings Inc. 4.63% 11/01/24 (b)	85,000	82,849
Lee Enterprises Inc. 9.50% 03/15/22 (b)	46,000	46,850
Lennar Corp. 4.75% 05/30/25 - 11/29/27	108,000	99,390
Lincoln National Corp.
3.63% 12/12/26	44,000	42,411
3.80% 03/01/28	25,000	24,084
4.35% 03/01/48	20,000	18,180
Lockheed Martin Corp.
3.55% 01/15/26	23,000	22,795

See Notes to Schedules of Investments and Notes to Financial Statements.

36	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

3.80% 03/01/45	8,000	7,327
Lowe’s Companies Inc. 3.70% 04/15/46	7,000	5,716
LYB International Finance BV 4.88% 03/15/44	7,000	6,369
LYB International Finance II BV 3.50% 03/02/27	9,000	8,217
Macy’s Retail Holdings Inc. 4.30% 02/15/43	7,000	5,169
Marathon Oil Corp.
2.70% 06/01/20	56,000	55,083
3.85% 06/01/25	16,000	15,002
Marsh & McLennan Companies Inc. 3.50% 03/10/25	34,000	33,246
Masco Corp. 3.50% 11/15/27	7,000	6,445
McDonald’s Corp.
3.70% 01/30/26	35,000	34,382
3.80% 04/01/28	34,000	33,330
4.88% 12/09/45	14,000	14,111
McKesson Corp. 3.65% 11/30/20	136,000	136,556
Medtronic Inc.
2.50% 03/15/20	58,000	57,750
4.63% 03/15/45	45,000	47,316
Memorial Sloan-Kettering Cancer Center 4.13% 07/01/52	24,000	23,811
Merck & Company Inc. 2.75% 02/10/25	67,000	64,832
MetLife Inc.
4.05% 03/01/45	8,000	7,389
4.72% 12/15/44	24,000	24,493
MGM Resorts International 4.63% 09/01/26	37,000	33,253
Microsoft Corp.
2.40% 08/08/26	39,000	36,379
3.45% 08/08/36	16,000	15,192
3.50% 02/12/35	22,000	21,126
3.70% 08/08/46	73,000	70,086
4.00% 02/12/55	31,000	30,527
4.10% 02/06/37	6,000	6,164
4.50% 02/06/57	7,000	7,535
Mizuho Financial Group Inc. 2.63% 04/12/21 (b)	200,000	196,420
Molina Healthcare Inc. 4.88% 06/15/25 (b)	53,000	48,407
Molson Coors Brewing Co.
2.10% 07/15/21	60,000	57,805
4.20% 07/15/46	9,000	7,479

	Principal Amount ($)	Fair Value $
Morgan Stanley
2.45% 02/01/19	138,000	137,920
2.63% 11/17/21	78,000	76,069
2.65% 01/27/20	44,000	43,691
2.75% 05/19/22	109,000	105,944
3.63% 01/20/27	5,000	4,754
3.70% 10/23/24	17,000	16,735
3.95% 04/23/27	131,000	123,363
4.10% 05/22/23	206,000	206,466
4.38% 01/22/47	38,000	35,992
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter) 3.97% 07/22/38 (i)	18,000	16,413
MPLX LP
3.38% 03/15/23	21,000	20,397
4.50% 04/15/38	22,000	19,321
4.70% 04/15/48	19,000	16,409
5.50% 02/15/49	34,000	32,952
Murphy Oil Corp. 5.75% 08/15/25	169,000	158,465
Mylan Inc.
4.55% 04/15/28 (b)	13,000	12,120
5.20% 04/15/48 (b)	17,000	14,472
Mylan N.V.
3.15% 06/15/21	20,000	19,603
3.95% 06/15/26	13,000	11,731
National Retail Properties Inc. 4.00% 11/15/25	34,000	33,684
Navient Corp.
6.75% 06/15/26	40,000	33,203
8.00% 03/25/20	39,000	39,665
Newell Brands Inc.
3.85% 04/01/23	5,000	4,935
4.20% 04/01/26	5,000	4,861
Newfield Exploration Co.
5.38% 01/01/26	65,000	64,338
5.75% 01/30/22	73,000	74,095
Newmark Group Inc. 6.13% 11/15/23 (b)	15,000	14,406
Newmont Mining Corp. 4.88% 03/15/42	27,000	25,528
Nexen Energy ULC 6.40% 05/15/37	8,000	9,795
NGPL PipeCo LLC 4.88% 08/15/27 (b)	53,000	50,285
Noble Energy Inc.
3.90% 11/15/24	25,000	24,117
5.05% 11/15/44	8,000	6,966
Nordstrom Inc. 5.00% 01/15/44	2,000	1,719

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	37

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Norfolk Southern Corp. 3.95% 10/01/42	24,000	21,974
Northern States Power Co. 2.20% 08/15/20	94,000	92,708
Northrop Grumman Corp.
2.08% 10/15/20	16,000	15,699
2.55% 10/15/22	14,000	13,559
3.25% 01/15/28	23,000	21,489
3.85% 04/15/45	5,000	4,412
4.03% 10/15/47	17,000	15,447
Novartis Capital Corp. 3.00% 11/20/25	6,000	5,816
Nucor Corp.
3.95% 05/01/28	41,000	40,582
4.13% 09/15/22	18,000	18,530
Nutrien Ltd.
4.00% 12/15/26	15,000	14,514
4.90% 06/01/43	16,000	15,346
Occidental Petroleum Corp.
4.10% 02/15/47	13,000	12,229
4.20% 03/15/48	14,000	13,369
Olin Corp. 5.00% 02/01/30	65,000	56,855
Omnicom Group Inc./Omnicom Capital Inc. 3.63% 05/01/22	23,000	22,691
Oncor Electric Delivery Company LLC 3.80% 09/30/47	8,000	7,539
Oracle Corp.
2.40% 09/15/23	20,000	19,199
3.25% 11/15/27	32,000	30,862
3.80% 11/15/37	10,000	9,343
4.00% 07/15/46 - 11/15/47	57,000	53,099
Oshkosh Corp. 5.38% 03/01/25	28,000	28,154
Owens Corning 4.40% 01/30/48	12,000	9,188
Owens-Brockway Glass Container Inc. 6.38% 08/15/25 (b)	50,000	49,561
Pacific Gas & Electric Co. 3.40% 08/15/24	124,000	108,037
PacifiCorp 6.25% 10/15/37	45,000	55,900
Packaging Corporation of America 3.40% 12/15/27	34,000	31,789
Parker-Hannifin Corp. 3.25% 03/01/27	69,000	66,103
Party City Holdings Inc. 6.63% 08/01/26 (b)	50,000	45,472

	Principal Amount ($)	Fair Value $
Penske Automotive Group Inc. 5.38% 12/01/24	50,000	46,820
PepsiCo Inc. 3.45% 10/06/46	9,000	8,055
Petroleos Mexicanos
4.50% 01/23/26	45,000	38,944
5.35% 02/12/28	15,000	13,124
5.38% 03/13/22	50,000	49,174
5.63% 01/23/46	19,000	14,394
6.35% 02/12/48	15,000	11,983
6.38% 01/23/45	25,000	20,215
6.50% 03/13/27	40,000	37,692
6.75% 09/21/47	40,000	33,146
Pfizer Inc.
3.00% 12/15/26	39,000	37,643
3.20% 09/15/23	31,000	31,080
3.60% 09/15/28	51,000	51,189
4.13% 12/15/46	13,000	13,048
4.40% 05/15/44	8,000	8,325
Philip Morris International Inc. 4.13% 03/04/43	26,000	23,099
Phillips 66 3.90% 03/15/28	39,000	37,527
Phillips 66 Partners LP
3.75% 03/01/28	32,000	29,559
4.68% 02/15/45	19,000	16,903
Pilgrim’s Pride Corp. 5.88% 09/30/27 (b)	77,000	70,195
Pioneer Natural Resources Co. 3.95% 07/15/22	45,000	45,109
Plains All American Pipeline LP/PAA Finance Corp.
4.70% 06/15/44	10,000	8,343
5.75% 01/15/20	35,000	35,701
PPL Capital Funding Inc. 3.10% 05/15/26	45,000	42,192
Precision Castparts Corp. 4.38% 06/15/45	22,000	21,978
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter) 5.70% 09/15/48 (i)	45,000	41,417
Public Service Company of Colorado 3.70% 06/15/28	47,000	47,476
Public Service Electric & Gas Co. 2.38% 05/15/23	60,000	57,965
PulteGroup Inc. 5.50% 03/01/26	60,000	57,900
QUALCOMM Inc.
2.90% 05/20/24	14,000	13,325

See Notes to Schedules of Investments and Notes to Financial Statements.

38	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

3.00% 05/20/22	11,000	10,837
3.25% 05/20/27	4,000	3,722
4.30% 05/20/47	7,000	6,231
Quicken Loans Inc. 5.25% 01/15/28 (b)	46,000	41,284
Range Resources Corp. 5.00% 08/15/22	65,000	58,196
Realty Income Corp. 3.00% 01/15/27	15,000	13,924
Republic Services Inc. 3.38% 11/15/27	8,000	7,671
Reynolds American Inc. 4.45% 06/12/25	5,000	4,809
Rio Tinto Finance USA PLC 4.13% 08/21/42	13,000	12,529
Rockwell Collins Inc.
3.50% 03/15/27	38,000	35,768
Rogers Communications Inc.
5.00% 03/15/44	7,000	7,274
RPM International Inc.
3.75% 03/15/27	22,000	20,930
Ryder System Inc.
2.45% 09/03/19	110,000	109,365
Sabine Pass Liquefaction LLC
4.20% 03/15/28	31,000	29,496
5.00% 03/15/27	8,000	8,052
salesforce.com Inc.
3.25% 04/11/23	41,000	41,164
3.70% 04/11/28	58,000	58,255
Santander Holdings USA Inc.
2.65% 04/17/20	78,000	77,005
3.70% 03/28/22	71,000	69,725
4.40% 07/13/27	21,000	19,824
Schlumberger Holdings Corp.
3.00% 12/21/20 (b)	32,000	31,731
3.63% 12/21/22 (b)	97,000	96,557
4.00% 12/21/25 (b)	49,000	48,315
Sempra Energy
3.80% 02/01/38	12,000	10,330
4.00% 02/01/48	14,000	11,816
Shell International Finance BV
2.38% 08/21/22	47,000	45,664
3.75% 09/12/46	13,000	12,044
4.13% 05/11/35	17,000	16,928
Shire Acquisitions Investments Ireland DAC
2.40% 09/23/21	36,000	34,784
2.88% 09/23/23	36,000	34,017
3.20% 09/23/26	8,000	7,292
Simon Property Group LP
3.38% 06/15/27	33,000	31,640

	Principal Amount ($)	Fair Value $
Sinclair Television Group Inc.
5.38% 04/01/21	60,000	59,804
Sirius XM Radio Inc.
5.00% 08/01/27 (b)	23,000	21,006
Smithfield Foods Inc.
2.70% 01/31/20 (b)	16,000	15,801
4.25% 02/01/27 (b)	22,000	20,103
South Carolina Electric & Gas Co.
4.10% 06/15/46	14,000	13,285
Southern California Edison Co.
2.40% 02/01/22	34,000	32,750
Southern Company Gas Capital Corp.
4.40% 05/30/47	6,000	5,586
Southern Copper Corp.
5.88% 04/23/45	12,000	12,200
Southwestern Electric Power Co.
2.75% 10/01/26	34,000	31,310
Spectra Energy Partners LP
3.38% 10/15/26	7,000	6,558
4.50% 03/15/45	6,000	5,488
Sprint Corp.
7.63% 02/15/25	116,000	117,094
Standard Industries Inc.
5.38% 11/15/24 (b)	118,000	111,098
Starbucks Corp.
4.00% 11/15/28	26,000	25,718
Steel Dynamics Inc.
5.13% 10/01/21	23,000	23,131
Sumitomo Mitsui Financial Group Inc.
2.78% 07/12/22	61,000	59,421
Suncor Energy Inc.
4.00% 11/15/47	7,000	6,207
Sunoco Logistics Partners Operations LP
5.30% 04/01/44	25,000	22,073
Sysco Corp.
3.25% 07/15/27	28,000	26,198
T-Mobile USA Inc.
4.50% 02/01/26	112,000	103,449
Takeda Pharmaceutical Company Ltd.
4.00% 11/26/21 (b)	200,000	202,510
Tampa Electric Co.
4.35% 05/15/44	35,000	34,763
Target Corp.
2.50% 04/15/26	31,000	28,930
Teck Resources Ltd.
5.40% 02/01/43	64,000	55,635

See Notes to Schedules of Investments and Notes to Financial Statements.

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Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

6.00% 08/15/40	34,000	31,370
Telecom Italia S.p.A.
5.30% 05/30/24 (b)	200,000	189,670
Telefonica Emisiones SA
4.10% 03/08/27	150,000	144,916
Tenet Healthcare Corp.
4.75% 06/01/20	68,000	67,948
6.00% 10/01/20	74,000	74,613
Teva Pharmaceutical Finance Netherlands III BV
1.70% 07/19/19	122,000	120,027
2.20% 07/21/21	18,000	16,519
2.80% 07/21/23	133,000	114,490
Texas Instruments Inc.
4.15% 05/15/48	18,000	17,970
The Allstate Corp.
4.20% 12/15/46	12,000	11,659
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (i)	51,000	49,427
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66% 05/16/23 (i)	35,000	34,117
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 12/29/49 (i)	86,000	77,106
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65% 12/31/99 (i)	49,000	43,366
The Boeing Co.
3.25% 03/01/28	36,000	35,260
3.55% 03/01/38	36,000	33,579
The Chemours Co.
5.38% 05/15/27	23,000	20,723
The Dow Chemical Co.
4.25% 10/01/34	27,000	24,456
5.55% 11/30/48 (b)	27,000	27,447
The George Washington University
4.13% 09/15/48	25,000	24,992
The Goldman Sachs Group Inc.
3.85% 01/26/27	52,000	48,999
4.25% 10/21/25	20,000	19,118
4.80% 07/08/44	11,000	10,470

	Principal Amount ($)	Fair Value $
5.15% 05/22/45	36,000	33,922
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91% 06/05/23 (i)	185,000	176,875
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (i)	37,000	34,460
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (i)	22,000	19,329
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (i)	32,000	30,830
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.74% 02/12/47 (b)(i)	30,000	24,002
The Home Depot Inc.
3.35% 09/15/25	44,000	43,468
3.50% 09/15/56	14,000	11,759
3.90% 12/06/28 - 06/15/47	54,000	54,242
4.50% 12/06/48	34,000	35,124
The Interpublic Group of Companies Inc.
3.75% 10/01/21	56,000	56,347
The Kroger Co.
2.95% 11/01/21	57,000	56,077
4.65% 01/15/48	11,000	9,920
The Mosaic Co.
5.63% 11/15/43	6,000	6,061
The Sherwin-Williams Co.
2.25% 05/15/20	39,000	38,389
2.75% 06/01/22	13,000	12,565
3.45% 06/01/27	10,000	9,309
4.50% 06/01/47	21,000	18,935
The Southern Co.
1.85% 07/01/19	138,000	136,980
3.25% 07/01/26	15,000	14,027
4.40% 07/01/46	4,000	3,686
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63% 09/15/31 (i)	82,000	77,438

See Notes to Schedules of Investments and Notes to Financial Statements.

40	Elfun Diversified Fund

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Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

The Walt Disney Co.
4.13% 06/01/44	10,000	9,897
The Williams Companies Inc.
3.75% 06/15/27	6,000	5,641
3.90% 01/15/25	20,000	19,410
4.85% 03/01/48	19,000	17,265
4.90% 01/15/45	7,000	6,346
5.40% 03/04/44	7,000	6,708
Time Warner Cable LLC
4.50% 09/15/42	7,000	5,564
6.55% 05/01/37	18,000	18,196
TransCanada PipeLines Ltd.
4.25% 05/15/28	61,000	60,375
4.88% 01/15/26	11,000	11,379
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28	28,000	27,049
Tyco Electronics Group S.A.
2.35% 08/01/19	84,000	83,567
3.13% 08/15/27	32,000	29,711
Tyson Foods Inc.
2.65% 08/15/19	16,000	15,917
4.55% 06/02/47	6,000	5,277
U.S. Bancorp
3.15% 04/27/27	42,000	40,314
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13% 12/29/49 (i)	94,000	93,280
Union Pacific Corp.
3.20% 06/08/21	54,000	54,196
3.50% 06/08/23	47,000	47,123
3.60% 09/15/37	9,000	8,051
4.10% 09/15/67	15,000	12,612
United Technologies Corp.
3.65% 08/16/23	51,000	50,807
3.75% 11/01/46 (h)	20,000	17,108
3.95% 08/16/25	20,000	19,862
4.13% 11/16/28	8,000	7,927
4.15% 05/15/45	23,000	20,580
4.45% 11/16/38	18,000	17,366
4.50% 06/01/42	14,000	13,305
UnitedHealth Group Inc.
4.45% 12/15/48	30,000	30,901
4.75% 07/15/45	31,000	32,784
Vale Overseas Ltd.
4.38% 01/11/22	4,000	4,073
6.25% 08/10/26	21,000	22,743
6.88% 11/10/39	9,000	10,398
Vale S.A.
5.63% 09/11/42	8,000	8,082

	Principal Amount ($)	Fair Value $
Valero Energy Partners LP
4.38% 12/15/26	52,000	51,095
Ventas Realty LP
3.25% 10/15/26	39,000	36,275
Verizon Communications Inc.
3.38% 02/15/25	45,000	43,651
4.33% 09/21/28	40,000	40,146
4.40% 11/01/34	28,000	27,026
4.67% 03/15/55	20,000	18,411
4.86% 08/21/46	121,000	119,057
5.01% 04/15/49	10,000	9,963
5.25% 03/16/37	18,000	18,845
Viacom Inc.
3.45% 10/04/26	15,000	13,873
5.25% 04/01/44	7,000	6,296
Virginia Electric & Power Co.
4.00% 11/15/46	43,000	40,729
Visa Inc.
3.15% 12/14/25	31,000	30,448
4.30% 12/14/45	16,000	16,569
Vodafone Group PLC
4.38% 05/30/28	48,000	46,528
5.25% 05/30/48	13,000	12,181
Vornado Realty LP
3.50% 01/15/25	20,000	19,257
Vulcan Materials Co.
3.90% 04/01/27	10,000	9,487
Wabtec Corp.
3.45% 11/15/26	33,000	29,461
Walgreens Boots Alliance Inc.
4.65% 06/01/46	7,000	6,319
Walmart Inc.
3.63% 12/15/47	16,000	14,809
3.70% 06/26/28	45,000	45,643
3.95% 06/28/38	16,000	15,899
4.05% 06/29/48	18,000	17,884
Warner Media LLC
5.35% 12/15/43	37,000	35,498
WEC Energy Group Inc.
3.55% 06/15/25	59,000	57,353
WellCare Health Plans Inc.
5.25% 04/01/25	44,000	42,358
Wells Fargo & Co.
2.63% 07/22/22	82,000	79,083
3.90% 05/01/45	5,000	4,589
4.75% 12/07/46	78,000	75,279
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (i)	52,000	51,445

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	41

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Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90% 12/29/49 (i)	50,000	47,605
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
6.56% 03/29/49 (i)	44,000	43,742
Wells Fargo Bank NA
2.60% 01/15/21	250,000	246,750
Western Gas Partners LP
4.00% 07/01/22	67,000	66,110
5.38% 06/01/21	7,000	7,212
Westlake Chemical Corp.
3.60% 08/15/26	20,000	18,388
4.38% 11/15/47	5,000	4,150
5.00% 08/15/46	7,000	6,398
Willis North America Inc.
3.60% 05/15/24	35,000	34,086
WPP Finance 2010
3.75% 09/19/24	34,000	31,696
WRKCo Inc.
3.00% 09/15/24 (b)	23,000	21,622
Xilinx Inc.
2.95% 06/01/24	20,000	19,095
XPO Logistics Inc.
6.50% 06/15/22 (b)	28,000	27,728
Yamana Gold Inc.
4.63% 12/15/27	23,000	21,263
Zoetis Inc.
3.00% 09/12/27	11,000	10,158
3.90% 08/20/28	30,000	29,645

		26,884,777

Non-Agency Collateralized Mortgage Obligations - 1.0%
BANK 2018-BNK11
4.36% 03/15/61 (i)	35,000	35,455
BXP Trust 2017-GM
3.38% 06/13/39 (b)	171,000	167,213
Citigroup Commercial Mortgage Trust 2015-GC33
3.78% 09/10/58	100,000	101,294
Citigroup Commercial Mortgage Trust 2016-P5
2.94% 10/10/49	90,682	86,667
Citigroup Commercial Mortgage Trust 2016-P6
3.72% 12/10/49 (i)	119,583	120,502
4.03% 12/10/49 (i)	78,331	78,848
Citigroup Commercial Mortgage Trust 2018-C5
4.51% 06/10/51	64,000	65,407

	Principal Amount ($)	Fair Value $
COMM 2014-CR14 Mortgage Trust
4.53% 02/10/47 (i)	55,000	56,844
GS Mortgage Securities Trust 2016-GS3
2.85% 10/10/49	72,000	68,294
GS Mortgage Securities Trust 2017-GS5
3.67% 03/10/50	240,062	239,807
GS Mortgage Securities Trust 2017-GS8
3.47% 11/10/50	184,426	181,382
GS Mortgage Securities Trust 2018-GS9
4.14% 03/10/51 (i)	73,000	74,048
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03% 07/15/45 (i)	25,000	25,321
LB-UBS Commercial Mortgage Trust 2004-C8
0.32% 12/15/39 (b)(g)(i)	12,890	12
LB-UBS Commercial Mortgage Trust 2007-C6
6.11% 07/15/40 (i)	1,236	1,243
6.11% 07/15/40 (b)	2,836	2,852
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.94% 03/15/48 (g)(i)	844,119	37,040
Morgan Stanley Capital I Trust 2006-IQ11
6.25% 10/15/42 (i)	40,000	40,810
Morgan Stanley Capital I Trust 2006-T21
5.24% 10/12/52 (i)	4,358	4,396
UBS Commercial Mortgage Trust 2018-C12
4.79% 08/15/51 (i)	54,000	55,722
Wells Fargo Commercial Mortgage Trust 2015-C26
1.23% 02/15/48 (g)(i)	911,500	52,197
Wells Fargo Commercial Mortgage Trust 2018-AUS
4.06% 07/17/36 (b)(i)	100,000	101,572
WFRBS Commercial Mortgage Trust 2013-C17
4.26% 12/15/46	55,000	56,139
WFRBS Commercial Mortgage Trust 2014-LC14
4.35% 03/15/47 (i)	123,000	125,147

		1,778,212

See Notes to Schedules of Investments and Notes to Financial Statements.

42	Elfun Diversified Fund

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Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Sovereign Bonds - 0.2%
Government of Colombia
2.63% 03/15/23	200,000	188,894
Government of Mexico
4.00% 10/02/23	24,000	23,900
4.75% 03/08/44	56,000	50,834
Government of Peru
5.63% 11/18/50	26,000	30,507
Government of Uruguay
5.10% 06/18/50	29,803	29,293

		323,428

Municipal Bonds and Notes - 0.2%
American Municipal Power Inc.
6.27% 02/15/50	25,000	31,025
Metropolitan St. Louis Sewer District
5.00% 05/01/47	100,000	113,141
New Jersey Transportation Trust Fund Authority
6.88% 12/15/39	15,000	15,204
Port Authority of New York & New Jersey
4.46% 10/01/62	95,000	96,654
State of California
4.60% 04/01/38	50,000	51,567
5.70% 11/01/21	55,000	59,155
State of Illinois
5.10% 06/01/33	25,000	23,836
The University of Texas System
3.35% 08/15/47	25,000	22,637

		413,219

Total Bonds and Notes (Cost $63,420,938)		62,944,247

	Number of Shares	Fair Value $
Exchange Traded & Mutual Funds - 26.4%
State Street Global Equity ex-U.S. Index Portfolio (Cost $51,065,276) (n)	5,315,594	47,946,658

Total Investments in Securities (Cost $173,775,034)		174,977,083

Short-Term Investments - 9.4%
Dreyfus Treasury Cash Management - Institutional Shares 2.26% (d)	2,640,920	2,640,920
State Street Institutional Treasury Money Market Fund - Premier Class 2.24% (d)(n)	5,935,188	5,935,188
State Street Institutional Treasury Plus Fund - Premier Class 2.31% (d)(n)	2,640,921	2,640,921
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.31% (d)(n)	5,945,053	5,945,053
U.S. Treasury Bills 2.54% (d)	35,000	34,599

Total Short-Term Investments (Cost $17,196,673)		17,196,681

Total Investments (Cost $190,971,707)		192,173,764

Liabilities in Excess of Other Assets, net - (5.6)%		(10,230,541)

NET ASSETS - 100.0%		181,943,223

Other Information:

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	Intercontinental Exchange	$723	5.00%/ Quarterly	12/20/23	$14,681	$39,754	$(25,073)

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	43

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Schedule of Investments, continued — December 31, 2018

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

CME Group, Inc.	$2,750	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(35,428)	$—	$(35,428)
CME Group, Inc.	2,751	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(35,780)	—	(35,780)

								$(71,208)

The Fund had the following long futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)

S&P 500 Emini Index Futures	March 2019	3	$390,852	$375,780	$(15,072)
Ultra Long-Term U.S. Treasury Bond Futures	March 2019	15	2,307,928	2,409,844	101,916
U.S. Long Bond Futures	March 2019	6	859,511	876,000	16,489
2 Yr. U.S. Treasury Notes Futures	March 2019	52	10,968,900	11,040,250	71,350
5 Yr. U.S. Treasury Notes Futures	March 2019	23	2,599,886	2,637,813	37,927
10 Yr. U.S. Treasury Notes Futures	March 2019	11	1,314,841	1,342,172	27,331

					$239,941

The Fund had the following short futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

10 Yr. U.S. Treasury Ultra Futures	March 2019	14	$(1,764,522)	$(1,821,094)	$(56,572)

During the period ended December 31, 2018 average notional values related to derivative contracts were as follows:

	Purchased Call Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts

Average Notional Value	$7,696	$3,583	$18,777,832	$5,045,380	$1,049,928	$5,654,941

See Notes to Schedules of Investments and Notes to Financial Statements.

44	Elfun Diversified Fund

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Schedule of Investments, continued — December 31, 2018

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Diversified Fund	Investments in Securities

	Domestic Equity	$62,498,707	$—	$—	$62,498,707

	Foreign Equity	1,587,471	—	—	1,587,471

	U.S. Treasuries	—	18,857,655	—	18,857,655

	Agency Mortgage Backed	—	12,815,841	—	12,815,841

	Agency Collateralized Mortgage Obligations	—	268,839	—	268,839

	Asset Backed	—	1,602,276	—	1,602,276

	Corporate Notes	—	26,884,777	—	26,884,777

	Non-Agency Collateralized Mortgage Obligations	—	1,778,212	—	1,778,212

	Sovereign Bonds	—	323,428	—	323,428

	Municipal Bonds and Notes	—	413,219	—	413,219

	Exchange Traded & Mutual Funds	47,946,658	—	—	47,946,658

	Short-Term Investments	17,162,082	34,599	—	17,196,681

	Total Investments in Securities	$129,194,918	$62,978,846	$—	$192,173,764

	Other Financial Instruments

	Credit Default Swap Contracts - Unrealized Depreciation	$—	$(25,073)	$—	$(25,073)

	Interest Rate Swap Contracts - Unrealized Depreciation	—	(71,208)	—	(71,208)

	Long Futures Contracts - Unrealized Appreciation	255,013	—	—	255,013

	Long Futures Contracts - Unrealized Depreciation	(15,072)	—	—	(15,072)

	Short Futures Contracts - Unrealized Depreciation	(56,572)	—	—	(56,572)

	Total Other Financial Instruments	$183,369	$(96,281)	$—	$87,088

The Fund was invested in the following countries/territories at December 31, 2018 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	96.98%
United Kingdom	0.47%
Canada	0.42%
Ireland	0.40%
Netherlands	0.29%
Japan	0.24%
France	0.19%
Mexico	0.15%
Luxembourg	0.15%
Switzerland	0.15%
Colombia	0.11%
Italy	0.10%
Supranational	0.09%

Country/Territory	Percentage (based on Fair Value)
Spain	0.08%
Germany	0.05%
Bermuda	0.03%
Mult	0.02%
Peru	0.02%
Uruguay	0.02%
Cayman Islands	0.01%
Brazil	0.01%
Jersey	0.01%
China	0.01%
Australia	0.00%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	45

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Schedule of Investments, continued — December 31, 2018

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2018 (unaudited):

Industry	Domestic	Foreign	Total

Exchange Traded Funds	24.95%	0.00%	24.95%
Pharmaceuticals	1.75%	0.00%	1.75%
Interactive Media & Services	1.53%	0.00%	1.53%
Diversified Banks	1.53%	0.00%	1.53%
Systems Software	1.51%	0.00%	1.51%
Technology Hardware, Storage & Peripherals	1.27%	0.01%	1.28%
Internet & Direct Marketing Retail	1.16%	0.00%	1.16%
Data Processing & Outsourced Services	1.16%	0.00%	1.16%
Semiconductors	1.15%	0.00%	1.15%
Healthcare Equipment	0.91%	0.16%	1.07%
Biotechnology	0.88%	0.00%	0.88%
Integrated Oil & Gas	0.86%	0.00%	0.86%
Aerospace & Defense	0.83%	0.00%	0.83%
Integrated Telecommunication Services	0.69%	0.00%	0.69%
Electric Utilities	0.68%	0.00%	0.68%
Multi-Sector Holdings	0.64%	0.00%	0.64%
Managed Healthcare	0.60%	0.00%	0.60%
Movies & Entertainment	0.57%	0.00%	0.57%
Soft Drinks	0.56%	0.00%	0.56%
Household Products	0.56%	0.00%	0.56%
Application Software	0.54%	0.00%	0.54%
Industrial Conglomerates	0.48%	0.00%	0.48%
Oil & Gas Exploration & Production	0.43%	0.00%	0.43%
Home Improvement Retail	0.43%	0.00%	0.43%
Restaurants	0.42%	0.00%	0.42%
IT Consulting & Other Services	0.26%	0.15%	0.41%
Specialized REITs	0.40%	0.00%	0.40%
Communications Equipment	0.39%	0.00%	0.39%
Regional Banks	0.38%	0.00%	0.38%
Multi-Utilities	0.36%	0.00%	0.36%
Hypermarkets & Super Centers	0.35%	0.00%	0.35%
Packaged Foods & Meats	0.34%	0.00%	0.34%
Life Sciences Tools & Services	0.34%	0.00%	0.34%
Cable & Satellite	0.34%	0.00%	0.34%
Financial Exchanges & Data	0.33%	0.00%	0.33%
Railroads	0.32%	0.00%	0.32%
Asset Management & Custody Banks	0.31%	0.00%	0.31%
Tobacco	0.31%	0.00%	0.31%
Healthcare Services	0.30%	0.00%	0.30%
Investment Banking & Brokerage	0.29%	0.00%	0.29%
Property & Casualty Insurance	0.17%	0.09%	0.26%
Industrial Machinery	0.24%	0.02%	0.26%
Life & Health Insurance	0.24%	0.00%	0.24%
Consumer Finance	0.22%	0.00%	0.22%
Diversified Chemicals	0.21%	0.00%	0.21%
Air Freight & Logistics	0.21%	0.00%	0.21%
Industrial Gases	0.06%	0.13%	0.19%
Specialty Chemicals	0.19%	0.00%	0.19%
Oil & Gas Refining & Marketing	0.19%	0.00%	0.19%
Construction Machinery & Heavy Trucks	0.18%	0.00%	0.18%
Insurance Brokers	0.08%	0.09%	0.17%
Apparel Retail	0.17%	0.00%	0.17%

See Notes to Schedules of Investments and Notes to Financial Statements.

46	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

Industry	Domestic	Foreign	Total

Oil & Gas Equipment & Services	0.15%	0.01%	0.16%
Electrical Components & Equipment	0.16%	0.00%	0.16%
Retail REITs	0.15%	0.00%	0.15%
Hotels, Resorts & Cruise Lines	0.15%	0.00%	0.15%
Airlines	0.15%	0.00%	0.15%
Footwear	0.15%	0.00%	0.15%
Residential REITs	0.14%	0.00%	0.14%
General Merchandise Stores	0.14%	0.00%	0.14%
Oil & Gas Storage & Transportation	0.12%	0.00%	0.12%
Automobile Manufacturers	0.12%	0.00%	0.12%
Interactive Home Entertainment	0.11%	0.00%	0.11%
Automotive Retail	0.11%	0.00%	0.11%
Multi-Line Insurance	0.11%	0.00%	0.11%
Semiconductor Equipment	0.10%	0.00%	0.10%
Apparel, Accessories & Luxury Goods	0.10%	0.00%	0.10%
Health Care REITs	0.10%	0.00%	0.10%
Healthcare Distributors	0.09%	0.00%	0.09%
Drug Retail	0.09%	0.00%	0.09%
Building Products	0.07%	0.02%	0.09%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Research & Consulting Services	0.06%	0.02%	0.08%
Paper Packaging	0.08%	0.00%	0.08%
Electronic Components	0.08%	0.00%	0.08%
Agricultural & Farm Machinery	0.08%	0.00%	0.08%
Office REITs	0.08%	0.00%	0.08%
Industrial REITs	0.07%	0.00%	0.07%
Healthcare Facilities	0.07%	0.00%	0.07%
Healthcare Supplies	0.06%	0.00%	0.06%
Trading Companies & Distributors	0.06%	0.00%	0.06%
Distillers & Vintners	0.05%	0.00%	0.05%
Specialty Stores	0.05%	0.00%	0.05%
Personal Products	0.05%	0.00%	0.05%
Fertilizers & Agricultural Chemicals	0.05%	0.00%	0.05%
Electronic Manufacturing Services	0.01%	0.04%	0.05%
Home Building	0.05%	0.00%	0.05%
Food Distributors	0.05%	0.00%	0.05%
Broadcasting	0.04%	0.00%	0.04%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Commodity Chemicals	0.04%	0.00%	0.04%
Department Stores	0.04%	0.00%	0.04%
Construction Materials	0.04%	0.00%	0.04%
Agricultural Products	0.04%	0.00%	0.04%
Advertising	0.04%	0.00%	0.04%
Auto Parts & Equipment	0.01%	0.03%	0.04%
Diversified Support Services	0.04%	0.00%	0.04%
Casinos & Gaming	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Distributors	0.03%	0.00%	0.03%
Independent Power Producers & Energy Traders	0.03%	0.00%	0.03%
Gold	0.03%	0.00%	0.03%
Construction & Engineering	0.03%	0.00%	0.03%
Healthcare Technology	0.03%	0.00%	0.03%
Electronic Equipment & Instruments	0.03%	0.00%	0.03%
Steel	0.03%	0.00%	0.03%

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	47

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

Industry	Domestic	Foreign	Total

Copper	0.02%	0.00%	0.02%
Water Utilities	0.02%	0.00%	0.02%
Alternative Carriers	0.02%	0.00%	0.02%
Metal & Glass Containers	0.02%	0.00%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Leisure Products	0.02%	0.00%	0.02%
Hotel & Resort REITs	0.02%	0.00%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Brewers	0.02%	0.00%	0.02%
Trucking	0.01%	0.00%	0.01%
Consumer Electronics	0.00%	0.01%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
Household Appliances	0.01%	0.00%	0.01%
Motorcycle Manufacturers	0.01%	0.00%	0.01%
Tires & Rubber	0.01%	0.00%	0.01%
Oil & Gas Drilling	0.01%	0.00%	0.01%
Specialized Consumer Services	0.01%	0.00%	0.01%

			58.30%

Sector	Percentage (based on Fair Value)

Corporate Notes	13.99%
U.S. Treasuries	9.81%
Agency Mortgage Backed	6.67%
Non-Agency Collateralized Mortgage Obligations	0.93%
Asset Backed	0.83%
Municipal Bonds and Notes	0.21%
Sovereign Bonds	0.17%
Agency Collateralized Mortgage Obligations	0.14%

32.75%

Sector	Percentage (based on Fair Value)

Short-Term Investments
Short-Term Investments	8.95%

8.95%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

48	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2018

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	173,223	$6,360,749	$—	$5,956,476	$(209,162)	$(195,111)	—	$—	$313,526
State Street Corp.	1,259	122,891	—	6,519	1,539	(42,542)	1,195	75,369	2,154
State Street Global Equity ex-U.S. Index Portfolio	5,392,983	58,298,151	1,405,731	2,660,000	251,055	(9,348,279)	5,315,594	47,946,658	1,405,731
State Street Institutional Treasury Money Market Fund - Premier Class	1,588,325	1,588,325	15,077,928	10,731,065	—	—	5,935,188	5,935,188	40,367
State Street Institutional Treasury Plus Fund - Premier Class	2,107,995	2,107,995	3,811,278	3,278,352	—	—	2,640,921	2,640,921	19,007
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,759,353	1,759,353	22,188,212	18,002,512	—	—	5,945,053	5,945,053	46,430

TOTAL		$70,237,464	$42,483,149	$40,634,924	$43,432	$(9,585,932)		$62,543,189	$1,827,215

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	49

Elfun Tax-Exempt Income Fund

Management Discussion of Fund Performance — December 31, 2018 (Unaudited)

The Elfun Tax-Exempt Income Fund (the “Fund”) seeks to provide as high a level of current interest income exempt from federal income taxation as is available from a concentration of investments in municipal bonds consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”).

For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund was 0.90% and the Index was 1.28%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund’s performance was driven by its defensive posture which included less credit risk and a shorter duration than the Index throughout the year. The Fund was also positioned for a narrowing between short and long-term yields with a significant overweight in the front-end of the curve and an overweight in the long-end. Although these factors were constructive for the majority of the year, a robust rally in the fourth quarter to close out the Reporting Period and curve steepening diminished the Fund’s performance relative to the Index. However, the Fund did perform better than Morningstar’s peer group category of 168 U.S. Long-Term Municipal Bond funds which returned an average of 0.29% after expenses during the Reporting Period.

The Fund was generally well-positioned for the tax-exempt market conditions that occurred during the Reporting Period: a rising rate environment; pressure from secondary market selling; and net fund outflows from the asset class. Although tax-exempt rates rose during most of the Reporting Period, there was a strong and sustained rally in the fourth quarter to end the year as the Federal Reserve indicated a more gradual approach to rate hikes in calendar year 2019 and beyond. Additionally, throughout calendar year 2018, the tax-exempt market faced sustained pressure from secondary market selling primarily by banks and insurers as they readjusted their portfolios due to changes caused by the recently enacted Tax Reform and Job Act. The pressure from this secondary market selling was further exacerbated by Fund outflows.

The Fund did not invest in derivatives during the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

50	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2018	$1,000.00	$1,000.00
Ending Account Value December 31, 2018	$1,011.50	$1,024.15
Expenses Paid During Period*	$1.06	$1.07

*

Expenses are equal to the Fund’s annualized expense ratio of 0.21%** (for the period July 1, 2018-December 31, 2018), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

Elfun Tax-Exempt Income Fund	51

Elfun Tax-Exempt Income Fund

Performance Summary — December 31, 2018 (Unaudited)

Quality Ratings

as of December 31, 2018 as a % of Fair Value (a)(b)

Moody’s / S&P /Rating*	Percentage of Fair Value
Aaa / AAA	11.1%

Aa / AA	49.4%

A / A	29.2%

Baa / BBB	5.4%

Ba / BB and lower	0.0%

NR / Other	4.9%

100.0%

Sector Allocation

Portfolio composition as a % of Investments of $1,363,575 (in thousands) on December 31, 2018 (a)(b)

Average Annual Total Return for the periods ended December 31, 2018

Investment Class Shares (Inception date: 01/01/80)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Tax-Exempt Income Fund	0.90%	3.76%	4.72%	$15,867

Bloomberg Barclays U.S. Municipal Bond Index	1.28%	3.82%	4.85%	$16,060

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

52	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Performance Summary, continued — December 31, 2018

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Elfun Tax-Exempt Income Fund	53

Elfun Tax-Exempt Income Fund

Schedule of Investments — December 31, 2018

	Principal Amount ($)	Fair Value $

Municipal Bonds and Notes - 98.1%†
Alaska - 0.2%
Alaska Housing Finance Corp.
5.00% 12/01/27 (l)	2,115,000	2,324,639
5.00% 12/01/27	385,000	417,721

		2,742,360

Arizona - 2.1%
Maricopa County Industrial Development Authority
4.00% 01/01/41	3,000,000	3,070,620
Phoenix Civic Improvement Corp. (NPFG Insured)
5.50% 07/01/23 - 07/01/24 (m)	7,260,000	8,450,184
Salt River Project Agricultural Improvement & Power District
5.00% 12/01/21 - 01/01/38	9,500,000	10,260,145
University Medical Center Corp.
6.50% 07/01/39 (l)	1,000,000	1,023,030
University of Arizona
5.00% 06/01/46	5,000,000	5,607,000

		28,410,979

Arkansas - 0.3%
University of Arkansas
5.00% 11/01/46 - 11/01/47	3,580,000	4,045,570

		4,045,570

California - 10.6%
California Educational Facilities Authority
6.13% 10/01/36 (l)	1,500,000	1,678,289
California Health Facilities Financing Authority
4.00% 11/15/41	1,000,000	1,014,130
5.50% 08/15/26 (l)	5,000,000	5,308,250
6.00% 07/01/39 (l)	5,000,000	5,109,900
California State Department of Water Resources
5.00% 05/01/21 - 12/01/29	14,700,000	16,605,372
5.00% 12/01/21 (k)	5,000	5,467
5.00% 12/01/29 (l)	30,000	35,194
California State Public Works Board
5.00% 10/01/28	1,500,000	1,622,055
5.13% 10/01/31	2,000,000	2,166,040
5.25% 09/01/29	10,160,000	11,424,615

	Principal Amount ($)	Fair Value $
6.00% 04/01/26 (l)(h)	8,475,000	8,568,903
California State University
4.00% 11/01/45	5,900,000	6,039,122
City of Los Angeles Wastewater System Revenue
5.00% 06/01/43	10,000,000	11,593,500
Los Angeles Department of Water & Power Power System Revenue Series 2018 D,
5.00% 07/01/48	5,500,000	6,314,770
Los Angeles Harbor Department
5.00% 08/01/26	8,000,000	8,146,400
Marin Healthcare District
4.00% 08/01/47	2,500,000	2,565,750
San Diego Community College District
5.00% 08/01/41 (l)	10,000,000	10,855,100
San Francisco City & County Airport Commission-San Francisco International Airport
5.00% 05/01/48	7,500,000	8,509,725
State of California
5.00% 02/01/31 - 08/01/46	19,220,000	20,949,620
5.25% 04/01/35 - 11/01/40	12,750,000	13,526,135
University of California
5.00% 05/15/38	4,000,000	4,398,960

		146,437,297

Colorado - 2.2%
Colorado Health Facilities Authority
5.00% 06/01/47	1,750,000	1,868,738
Metro Wastewater Reclamation District
5.00% 04/01/27	1,730,000	1,888,209
Regional Transportation District
4.25% 11/01/36	3,405,000	3,907,782
5.00% 11/01/27 - 11/01/34	16,760,000	19,683,289
5.38% 06/01/31	2,500,000	2,609,650

		29,957,668

Connecticut - 4.9%
Connecticut State Health & Educational Facility Authority
5.00% 07/01/40 (l)	6,775,000	7,093,289
5.00% 07/01/46	6,500,000	7,102,030

See Notes to Schedules of Investments and Notes to Financial Statements.

54	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

South Central Connecticut Regional Water Authority
5.00% 08/01/27 - 08/01/28	2,195,000	2,449,022
State of Connecticut
5.00% 01/01/22 - 05/01/37	17,600,000	19,435,506
State of Connecticut Special Tax Revenue
4.00% 09/01/36	5,000,000	5,125,950
5.00% 10/01/27 - 10/01/36	23,325,000	25,645,418
Town of Fairfield
5.00% 08/01/21	1,000,000	1,081,290

		67,932,505

Delaware - 1.1%
Delaware State Health Facilities Authority
5.00% 10/01/40	6,300,000	6,592,320
Delaware Transportation Authority
5.00% 06/01/45	6,680,000	7,347,399
State of Delaware
5.00% 07/01/28 (l)	825,000	863,758
5.00% 07/01/28	175,000	182,956

		14,986,433

District of Columbia - 1.4%
District of Columbia
5.00% 06/01/38 - 04/01/42	9,250,000	10,297,357
Washington Metropolitan Area Transit Authority
5.00% 07/01/34 - 07/01/43	8,375,000	9,573,099

		19,870,456

Florida - 0.7%
Brevard County Health Facilities Authority
7.00% 04/01/39 (h)(l)	1,000,000	1,012,700
City of Tampa Water & Wastewater System Revenue
5.00% 10/01/27	8,560,000	9,244,629

		10,257,329

Georgia - 8.3%
Athens-Clarke County Unified Government Water & Sewerage Revenue
5.50% 01/01/38 (l)	7,000,000	7,000,000
Atlanta Development Authority
5.25% 07/01/40	8,925,000	10,085,161

	Principal Amount ($)	Fair Value $
City of Atlanta Department of Aviation
5.00% 01/01/25 - 01/01/34	18,500,000	20,003,205
City of Atlanta Water & Wastewater Revenue
5.00% 11/01/41	5,000,000	5,707,800
5.25% 11/01/30	5,690,000	6,474,992
6.25% 11/01/39 (l)	10,000,000	10,367,900
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75% 11/01/27 - 11/01/30 (m)	9,500,000	12,260,870
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00% 07/01/34 (l)	8,500,000	8,675,355
Gwinnett County Development Authority
5.00% 07/01/37 - 07/01/40	9,325,000	10,518,639
Municipal Electric Authority of Georgia
5.00% 01/01/35	5,500,000	5,927,185
Richmond County Hospital Authority
4.00% 01/01/36	2,855,000	2,890,059
State of Georgia
4.00% 07/01/36	10,000,000	10,667,500
4.50% 01/01/29 (h)(l)	3,000,000	3,005,760

		113,584,426

Hawaii - 1.9%
City & County of Honolulu
5.00% 04/01/33 (l)	10,000,000	10,081,000
State of Hawaii Airports System Revenue
5.25% 07/01/24	15,800,000	16,538,018

		26,619,018

Illinois - 3.2%
City of Chicago O’Hare International Airport Revenue
5.00% 01/01/48	6,000,000	6,667,920
City of Chicago O’Hare International Airport Revenue
5.00% 01/01/46	1,000,000	1,084,420
5.25% 01/01/42	8,000,000	8,980,800
5.63% 01/01/35 (l)	4,035,000	4,336,011
5.63% 01/01/35	965,000	1,021,568
5.75% 01/01/39 (l)	9,655,000	10,398,821

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	55

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

5.75% 01/01/39	1,845,000	1,955,405
Metropolitan Pier & Exposition Authority (NPFG Insured)
5.65% 06/15/22 (k)(m)	785,000	879,941
5.65% 06/15/22 (m)	3,520,000	3,837,997
Southwestern Illinois Development Authority (NPFG Insured)
5.00% 10/01/21 (k)(m)	195,000	210,867
5.00% 10/01/21 (m)	3,805,000	4,090,261

		43,464,011

Indiana - 0.7%
Indiana Municipal Power Agency
5.50% 01/01/27 (l)	2,500,000	2,500,000
Indianapolis Local Public Improvement Bond Bank
5.75% 01/01/38 (l)	1,370,000	1,370,000
5.75% 01/01/38	5,630,000	5,630,000

		9,500,000

Kentucky - 2.8%
Kentucky State Property & Building Commission
5.00% 02/01/33 - 04/01/37	11,705,000	12,938,475
Kentucky State Property & Building Commission (AGC Insured)
5.25% 02/01/27 (l)(m)	10,665,000	10,694,106
Louisville & Jefferson County Metropolitan Sewer District
5.00% 05/15/30	14,340,000	15,428,406

		39,060,987

Louisiana - 1.1%
City of New Orleans Sewerage Service Revenue
5.00% 06/01/44 - 06/01/45	3,900,000	4,160,871
Louisiana Public Facilities Authority
5.00% 05/15/47 (l)	10,000	11,805
State of Louisiana
5.00% 09/01/19 (k)	10,050,000	10,265,572

		14,438,248

Maine - 0.3%
Maine Health & Higher Educational Facilities Authority
5.25% 07/01/21 (l)	315,000	330,272

	Principal Amount ($)	Fair Value $
5.25% 07/01/21	1,475,000	1,545,239
Maine Turnpike Authority
5.00% 07/01/42	1,000,000	1,078,290
6.00% 07/01/34 (l)	1,250,000	1,276,413

		4,230,214

Maryland - 3.1%
City of Baltimore
5.00% 07/01/38 - 07/01/46	23,375,000	26,081,791
County of Prince George’s
5.00% 09/15/24	3,450,000	3,724,413
5.00% 09/15/25 (l)	5,340,000	5,782,366
Maryland Economic Development Corp.
5.75% 06/01/35 (l)	3,000,000	3,164,760
Maryland Health & Higher Educational Facilities Authority
5.00% 07/01/34 (l)	1,945,000	1,975,789
5.00% 07/01/34 - 08/15/41	1,355,000	1,432,576

		42,161,695

Massachusetts - 4.4%
Commonwealth of Massachusetts
4.00% 05/01/44	3,045,000	3,104,316
5.00% 03/01/46	10,000,000	10,984,400
5.25% 09/01/43	7,525,000	8,845,863
Massachusetts Department of Transportation
5.00% 01/01/37	10,000,000	10,273,900
Massachusetts Development Finance Agency
5.75% 07/01/39 (l)	3,325,000	3,391,201
5.75% 07/01/39	1,675,000	1,700,745
Massachusetts Health & Educational Facilities Authority
5.00% 07/01/34 (l)	7,500,000	7,619,850
Massachusetts School Building Authority
5.00% 08/15/28	5,000,000	5,482,200
Massachusetts Water Resources Authority
5.00% 08/01/32	4,140,000	4,602,024
5.00% 08/01/41 (l)	3,000,000	3,229,680
6.50% 07/15/19 (k)	945,000	968,975

		60,203,154

Michigan - 1.0%
Lansing Board of Water & Light
5.00% 07/01/37	3,500,000	3,721,690

See Notes to Schedules of Investments and Notes to Financial Statements.

56	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Michigan Finance Authority
5.00% 12/01/47	4,000,000	4,270,200
State of Michigan
5.00% 03/15/27	4,415,000	5,275,572
University of Michigan Revenue
5.00% 04/01/46	1,000,000	1,123,080

		14,390,542

Minnesota - 0.9%
City of Minneapolis
4.00% 11/15/48	1,000,000	993,060
City of Rochester
4.00% 11/15/48	5,330,000	5,459,679
Housing & Redevelopment Authority of The City of Saint Paul Minnesota
4.00% 11/15/43	1,000,000	1,004,420
University of Minnesota
5.00% 09/01/39	4,350,000	4,987,623

		12,444,782

Missouri - 1.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00% 10/01/44	8,010,000	8,766,304
Health & Educational Facilities Authority of the State of Missouri
4.00% 11/15/48	2,200,000	2,237,796
Kansas City Sanitary Sewer System Revenue
4.00% 01/01/40	1,725,000	1,786,376
Metropolitan St. Louis Sewer District
5.00% 05/01/45 - 05/01/46	3,000,000	3,353,490
Missouri Highway & Transportation Commission
5.00% 05/01/21	4,610,000	4,801,960
Missouri Joint Municipal Electric Utility Commission
5.00% 01/01/34	1,950,000	2,155,355
Missouri State Environmental Improvement & Energy Resources Authority
5.00% 01/01/24	525,000	526,302

		23,627,583

New Jersey - 7.3%
New Jersey Economic Development Authority
5.00% 06/15/41 - 06/15/43	11,750,000	12,368,625

	Principal Amount ($)	Fair Value $
5.25% 06/15/40	4,000,000	4,258,320
5.50% 12/15/29 (l)	3,345,000	3,401,230
5.50% 12/15/29	1,655,000	1,678,319
New Jersey Educational Facilities Authority
5.50% 09/01/30 - 09/01/33	14,700,000	16,410,188
New Jersey Health Care Facilities Financing Authority (AGMC Insured)
4.13% 07/01/38 (m)	6,215,000	6,294,552
New Jersey Higher Education Student Assistance Authority
5.63% 06/01/30	7,500,000	7,610,250
New Jersey State Turnpike Authority
5.00% 01/01/33 - 01/01/45	25,870,000	29,219,869
5.00% 01/01/38 (l)	4,000,000	4,421,600
New Jersey Transportation Trust Fund Authority
5.00% 12/15/34 - 06/15/45	7,250,000	7,785,205
5.25% 06/15/36	7,350,000	7,684,572

		101,132,730

New Mexico - 0.1%
New Mexico Finance Authority
5.00% 06/15/23	1,750,000	1,826,178

New York - 11.0%
City of New York
5.00% 08/01/26 - 04/01/43	7,500,000	8,613,615
Hudson Yards Infrastructure Corp.
5.00% 02/15/39 - 02/15/45	11,000,000	12,388,470
Long Island Power Authority
6.00% 05/01/33 (l)	7,500,000	7,605,975
Metropolitan Transportation Authority
5.00% 11/15/29 - 11/15/37	7,960,000	8,801,751
New York City Transitional Finance Authority Building Aid Revenue
5.00% 07/15/36	6,000,000	6,945,360

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	57

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

New York City Transitional Finance Authority Future Tax Secured Revenue
5.00% 11/01/21 - 02/01/43	32,500,000	35,366,200
New York Liberty Development Corp.
5.00% 11/15/44	5,000,000	5,316,450
5.13% 01/15/44	10,000,000	10,279,500
New York State Dormitory Authority
4.00% 08/01/38 - 07/01/41	6,655,000	6,848,159
5.00% 03/15/45 - 07/01/46	16,500,000	18,781,500
5.50% 05/01/37 (l)	2,500,000	2,531,675
6.00% 07/01/40 (l)	2,000,000	2,124,220
New York State Thruway Authority
5.00% 05/01/19	6,000,000	6,063,840
New York State Urban Development Corp.
5.50% 01/01/19	9,000,000	9,000,000
Port Authority of New York & New Jersey
5.00% 11/15/47 - 09/01/48	6,500,000	7,399,885
Westchester County Healthcare Corp.
6.13% 11/01/37 (l)	2,220,000	2,390,985
6.13% 11/01/37	280,000	297,962

		150,755,547

North Carolina - 1.2%
City of Charlotte
5.00% 06/01/23	4,320,000	4,507,359
North Carolina Capital Facilities Finance Agency
4.00% 10/01/44	2,000,000	2,085,180
North Carolina Medical Care Commission
4.00% 06/01/42	1,500,000	1,550,535
State of North Carolina
4.75% 05/01/30 (l)	4,130,000	4,289,583
The University of North Carolina at Charlotte
5.00% 10/01/47	3,545,000	3,996,491

		16,429,148

Ohio - 5.2%
City of Cincinnati Water System Revenue
5.00% 12/01/36 (l)	2,500,000	2,722,900

	Principal Amount ($)	Fair Value $
City of Columbus
5.00% 07/01/26 - 08/15/30 (l)	18,055,000	20,406,894
County of Franklin
5.00% 12/01/47	1,125,000	1,252,282
Cuyahoga Community College District
5.00% 08/01/26 (l)	1,800,000	1,861,974
Northeast Ohio Regional Sewer District
4.00% 11/15/43	7,550,000	7,861,286
5.00% 11/15/38 (l)	12,000,000	13,476,480
Ohio State Turnpike Commission
5.25% 02/15/39	18,250,000	20,103,470
University of Cincinnati
5.00% 06/01/45	3,500,000	3,939,285

		71,624,571

Oklahoma - 0.8%
Oklahoma Capital Improvement Authority
5.00% 07/01/28 - 07/01/29	5,000,000	5,656,650
Oklahoma Turnpike Authority
5.00% 01/01/28 - 01/01/47	5,000,000	5,388,055

		11,044,705

Oregon - 0.9%
Eugene Water Revenue
4.00% 08/01/45	1,000,000	1,026,970
Salem-Keizer School District No 24J
5.00% 06/15/37	10,000,000	11,670,800

		12,697,770

Pennsylvania - 5.8%
City of Philadelphia
5.00% 08/01/36	5,000,000	5,524,150
City of Philadelphia Water & Wastewater Revenue
5.00% 01/01/36 - 10/01/47	23,000,000	25,179,480
Delaware River Port Authority, Revenue, Series 2018 A,
5.00% 01/01/29 - 01/01/40	8,600,000	9,703,606
Pennsylvania Economic Development Financing Authority
4.00% 11/15/42	5,000,000	5,003,500

See Notes to Schedules of Investments and Notes to Financial Statements.

58	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Pennsylvania State University
5.00% 09/01/41	1,200,000	1,364,016
Pennsylvania Turnpike Commission
5.00% 06/01/29 (l)	10,000,000	10,132,821
5.25% 06/01/39 (l)	9,500,000	9,636,230
6.00% 12/01/34 (l)	12,000,000	12,930,600

		79,474,403

Rhode Island - 0.6%
Rhode Island Health & Educational Building Corp.
5.00% 09/01/43	5,000,000	5,507,250
Rhode Island Infrastructure Bank Water Pollution Control Revenue
5.00% 10/01/28	2,200,000	2,569,050

		8,076,300

South Carolina - 1.6%
Piedmont Municipal Power Agency
5.00% 01/01/25	2,315,000	2,489,991
Piedmont Municipal Power Agency (AGC Insured)
5.75% 01/01/34 (m)	5,500,000	5,951,880
South Carolina State Public Service Authority
5.00% 12/01/37 - 12/01/38	12,000,000	12,930,180
5.50% 01/01/38 (l)	1,190,000	1,190,000

		22,562,051

Tennessee - 0.6%
City of Memphis
4.00% 06/01/46	5,000,000	5,112,600
County of Shelby
5.00% 03/01/21	3,500,000	3,625,580

		8,738,180

Texas - 7.4%
City of Austin Airport System Revenue
5.00% 11/15/46 (h)	3,000,000	3,330,960
City of Austin Water & Wastewater System Revenue
5.00% 11/15/42	13,595,000	14,719,714
City of Dallas Waterworks & Sewer System Revenue
5.00% 10/01/46	3,550,000	4,022,292
City of Houston Utility System Revenue
5.00% 05/15/28 - 11/15/33	10,470,000	11,423,633

	Principal Amount ($)	Fair Value $
5.25% 11/15/30 - 11/15/31 (l)	12,000,000	12,744,960
County of Harris
5.00% 08/15/41	3,000,000	3,370,980
Dallas/Fort Worth International Airport
5.25% 11/01/29	5,000,000	5,597,350
Harris County-Houston Sports Authority
5.00% 11/15/30	2,000,000	2,234,160
North Texas Tollway Authority
5.00% 09/01/31 (l)	3,500,000	3,776,360
5.00% 01/01/39 - 01/01/48	5,000,000	5,519,490
6.00% 01/01/38 (l)	5,000,000	5,399,350
North Texas Tollway Authority (AGMC Insured)
4.00% 01/01/34 (m)	5,000,000	5,208,450
Texas Transportation Commission State Highway Fund
5.00% 04/01/23	10,750,000	12,060,425
The University of Texas System
5.00% 08/15/26	10,000,000	11,922,500

		101,330,624

Utah - 0.9%
Utah State Board of Regents
5.00% 11/01/30	4,000,000	4,203,880
Utah Transit Authority
5.00% 06/15/42 (l)	3,045,000	3,360,888
5.00% 06/15/42	4,455,000	4,761,504

		12,326,272

Virginia - 1.8%
County of Fairfax
4.00% 10/01/35	6,645,000	7,216,935
County of Henrico Water & Sewer Revenue
5.00% 05/01/46	2,530,000	2,857,003
University of Virginia
5.00% 04/01/47	6,000,000	6,851,640
Virginia Resources Authority
4.00% 11/01/41	5,585,000	5,836,883
5.00% 11/01/46	1,720,000	1,953,198

		24,715,659

Total Municipal Bonds and Notes (Cost $1,329,038,434)		1,351,099,395

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	59

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Short-Term Investments - 0.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.31% (Cost $12,476,076) (d)(n)	12,476,076	12,476,076

Total Investments (Cost $1,341,514,510)		1,363,575,471

Other Assets and Liabilities, net - 1.0%		13,404,569

NET ASSETS - 100.0%		1,376,980,040

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Tax-Exempt Income Fund	Investments in Securities

	Municipal Bonds and Notes	$—	$1,351,099,395	$—	$1,351,099,395

	Short-Term Investments	12,476,076	—	—	12,476,076

	Total Investments in Securities	$12,476,076	$1,351,099,395	$—	$1,363,575,471

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,243,370	$6,243,370	$267,257,800	$261,025,094	$—	$—	12,476,076	$12,476,076	$216,085

See Notes to Schedules of Investments and Notes to Financial Statements.

60	Elfun Tax-Exempt Income Fund

Elfun Income Fund

Management Discussion of Fund Performance — December 31, 2018 (Unaudited)

The Elfun Income Fund (the “Fund”) seeks to provide a high level of income consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).

For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund was -0.80% and the Index was 0.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The primary drivers of underperformance relative to the Index were the Fund’s over-weights to both high yield and investment grade corporates. The Fund’s underweight to mortgage backed securities offset some underperformance versus the Index.

We expected the credit and economics cycles to continue, which they have. However, trade tensions between the U.S. & China, BREXIT, equity and commodity volatility weighed heavily on the credit markets causing high yield and investment grade corporate spreads to widen 183bps (108bps in December alone) and 47bps, respectively, negatively impacting the Fund’s performance.

The Fund had a large underweight in its mortgage backed securities position anticipating volatility in that asset class as the Federal Reserve would begin reducing its balance sheet exposure. Mortgage spreads did widen in the fourth quarter and the Fund pared its position still maintaining an underweight. This activity provided positive excess returns.

The Fund used treasury futures, interest rate swaps and other derivatives in order to actively manage duration during the Reporting Period. The Fund’s use of these derivatives contributed to Fund liquidity and key rate exposure management versus utilizing cash instruments only.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Elfun Income Fund	61

Elfun Income Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2018	$1,000.00	$1,000.00
Ending Account Value December 31, 2018	$1,012.80	$1,023.54
Expenses Paid During Period*	$1.67	$1.68

*	Expenses are equal to the Fund’s annualized expense ratio of 0.33%** (for the period July 1, 2018-December 31, 2018), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

62	Elfun Income Fund

Elfun Income Fund

Performance Summary — December 31, 2018 (Unaudited)

Quality Ratings

as of December 31, 2018 as a % of Fair Value (a)(b)

Moody’s / S&P /Rating*	Percentage of Fair Value
Aaa / AAA	20.0%

Aa / AA	43.0%

A / A	7.6%

Baa / BBB	20.0%

Ba / BB and lower	9.1%

NR / Other	0.3%

100.0%

Sector Allocation

Portfolio composition as a % of Fair Value of $264,633 (in thousands) as of December 31, 2018 (a)(b)

Average Annual Total Return for the periods ended December 31, 2018

(Inception date: 12/31/84)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Income Fund	-0.80%	2.49%	4.11%	$14,966

Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%	$14,075

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

Elfun Income Fund	63

Elfun Income Fund

Performance Summary, continued — December 31, 2018 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

64	Elfun Income Fund

Elfun Income Fund

Schedule of Investments — December 31, 2018

	Principal Amount ($)	Fair Value $

Bonds and Notes - 97.3%†
U.S. Treasuries - 26.4%
U.S. Treasury Bonds
2.25% 08/15/46 (h)	1,602,000	1,368,942
2.75% 11/15/42 (h)	606,000	579,359
3.13% 05/15/48 (h)	1,058,600	1,078,721
3.75% 11/15/43 (h)	358,000	404,275
4.50% 02/15/36 (h)	2,046,200	2,522,241
U.S. Treasury Notes
1.38% 12/15/19 (h)	8,355,800	8,256,807
1.50% 11/30/19 - 08/15/20 (h)	11,392,800	11,253,096
2.25% 03/31/20 (h)	10,914,700	10,871,016
2.75% 11/15/23	9,699,800	9,807,426
2.88% 11/30/25	9,607,400	9,780,357
2.88% 08/15/28 (h)	4,584,100	4,655,030

		60,577,270

Agency Mortgage Backed - 20.1%
Federal Home Loan Mortgage Corp.
4.05% 09/25/28 (i)	1,045,000	1,100,557
4.50% 06/01/33 - 02/01/35 (h)	13,474	14,100
5.00% 07/01/35 (h)	111,528	118,630
5.50% 05/01/20 - 04/01/39 (h)	197,778	212,746
6.00% 07/01/19	421	421
6.00% 05/01/20 - 11/01/37 (h)	407,885	447,336
6.50% 07/01/29 (h)	1,796	1,822
7.00% 01/01/27 - 08/01/36 (h)	88,952	98,071
7.50% 11/01/29 - 09/01/33 (h)	7,396	7,936
8.00% 11/01/30 (h)	3,699	4,025
Federal National Mortgage Assoc.
3.50% 08/01/45 (h)	112,717	113,074
4.00% 05/01/19 - 03/01/41 (h)	1,138,340	1,171,718
4.50% 05/01/19 - 02/01/40 (h)	921,825	964,948
5.00% 07/01/20 - 05/01/39 (h)	299,032	317,682
5.50% 06/01/20 - 01/01/39 (h)	750,558	806,830
6.00% 09/01/19 - 05/01/41 (h)	1,553,445	1,711,920
6.50% 05/01/21 - 08/01/36 (h)	91,654	98,863
7.00% 10/01/32 - 02/01/34 (h)	9,295	9,867
7.50% 12/01/26 - 12/01/33 (h)	45,899	50,306
8.00% 06/01/24 - 10/01/31 (h)	13,552	14,614
8.50% 04/01/30 (h)	2,662	3,117
9.00% 12/01/22 (h)	1,241	1,304
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.97% 04/01/37 (h)(i)	2,508	2,567
Federal National Mortgage Assoc. TBA
2.50% TBA (c)	4,847,000	4,734,918

	Principal Amount ($)	Fair Value $
3.00% TBA (c)	7,909,840	7,737,054
3.50% TBA (c)	4,743,000	4,741,511
4.00% TBA (c)	5,573,000	5,681,060
4.50% TBA (c)	1,518,000	1,571,434
Government National Mortgage Assoc.
4.00% 01/20/41 - 04/20/43 (h)	1,756,667	1,815,210
4.50% 08/15/33 - 03/20/41 (h)	828,993	867,647
5.00% 08/15/33 (h)	43,907	45,851
6.00% 04/15/27 - 09/15/36 (h)	213,974	237,747
6.50% 04/15/19 - 09/15/36 (h)	78,979	85,377
7.00% 11/15/27 - 10/15/36 (h)	45,011	49,540
7.50% 03/15/23 - 11/15/31 (h)	20,958	21,650
8.00% 09/15/27 - 06/15/30 (h)	26,445	27,818
9.00% 12/15/21 (h)	622	649
3.00% TBA (c)	2,272,000	2,236,789
3.50% TBA (c)	9,061,000	9,123,521

		46,250,230

Agency Collateralized Mortgage Obligations - 0.8%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (g)(h)(i)	950,221	2,450
3.86% 11/25/28 (i)	448,000	465,190
4.06% 10/25/28 (i)	763,000	803,788
Federal Home Loan Mortgage Corp. REMIC
3.50% 11/15/24 - 11/15/30 (g)(h)	329,283	24,982
5.50% 06/15/33 (g)(h)	40,769	8,033
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.14% 08/15/25 (g)(h)(i)	132,414	6,827
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (a)(d)(h)	788	692
8.00% 02/01/23 - 07/01/24 (g)(h)	2,487	348
Federal National Mortgage Assoc. REMIC
0.00% 12/25/22 (a)(d)(h)	420	411
1.10% 12/25/42 (g)(h)(i)	208,291	15,175
5.00% 02/25/40 - 09/25/40 (g)(h)	154,843	18,150

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	65

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

1,008.00% 05/25/22 (g)(h)	2	22
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.49% 07/25/38 (g)(h)(i)	44,225	5,771
Federal National Mortgage Assoc. REMIC 6.20% - 1 month USD LIBOR
3.69% 06/25/48 (g)(i)	1,953,003	319,685
Federal National Mortgage Assoc. STRIPS
0.00% 12/25/34 (a)(d)(h)	41,875	34,972
4.50% 08/25/35 - 01/25/36 (g)(h)	84,691	10,514
5.00% 03/25/38 - 05/25/38 (g)(h)	46,695	9,988
5.50% 12/25/33 (g)(h)	13,112	2,883
6.00% 01/25/35 (g)(h)	47,681	11,075
7.50% 11/25/23 (g)(h)	6,018	729
8.00% 08/25/23 - 07/25/24 (g)(h)	4,917	697
8.50% 07/25/22 (g)(h)	807	69
8.50% 07/25/22 (g)	20	2
9.00% 05/25/22 (g)(h)	698	54
Government National Mortgage Assoc. REMIC
4.50% 05/20/38 - 08/16/39 (g)(h)	95,807	6,691
5.00% 09/20/38 (g)(h)	25,077	750
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
4.34% 01/16/40 (g)(h)(i)	228,208	38,082

		1,788,030

Asset Backed - 2.8%
American Express Credit Account Master Trust 2017-6
2.04% 05/15/23 (h)	1,488,065	1,465,926
American Express Credit Account Master Trust 2018-1
2.67% 10/17/22	603,000	600,786
American Express Credit Account Master Trust 2018-8
3.18% 04/15/24	1,264,000	1,273,243
BA Credit Card Trust 2018-A1
2.70% 07/17/23 (h)	528,000	525,827
BMW Floorplan Master Owner Trust 2018-1
3.15% 05/15/23 (b)	333,000	333,481

	Principal Amount ($)	Fair Value $
Chase Funding Trust 2004-1
4.99% 11/25/33 (h)(j)	172,808	172,808
Citibank Credit Card Issuance Trust 2016-A1
1.75% 11/19/21 (h)	1,869,000	1,849,569
Securitized Term Auto Receivables Trust 2018-1A
3.30% 11/25/22 (b)	135,000	135,079

		6,356,719

Corporate Notes - 42.7%
1011778 BC ULC/New Red Finance Inc.
4.25% 05/15/24 (b)(h)	95,000	87,241
21st Century Fox America Inc.
3.38% 11/15/26 (h)	24,000	23,673
4.50% 02/15/21 (h)	79,000	81,039
4.75% 11/15/46 (h)	17,000	18,148
6.65% 11/15/37 (h)	108,000	138,920
Abbott Laboratories
2.90% 11/30/21 (h)	319,000	315,992
3.75% 11/30/26 (h)	36,000	35,577
4.90% 11/30/46 (h)	110,000	115,636
AbbVie Inc.
3.20% 05/14/26 (h)	120,000	111,149
4.45% 05/14/46 (h)	109,000	95,809
4.70% 05/14/45 (h)	47,000	42,967
4.88% 11/14/48 (h)	39,000	36,397
Acadia Healthcare Company Inc.
6.50% 03/01/24 (h)	243,000	233,921
Activision Blizzard Inc.
2.30% 09/15/21 (h)	452,000	439,909
AES Corp.
4.88% 05/15/23 (h)	260,000	254,259
Aetna Inc.
3.50% 11/15/24 (h)	118,000	113,941
Aflac Inc.
4.00% 10/15/46 (h)	44,000	40,429
Alexandria Real Estate Equities Inc.
4.70% 07/01/30 (h)	56,000	56,707
Alibaba Group Holding Ltd.
4.00% 12/06/37 (h)	200,000	179,514
4.40% 12/06/57 (h)	200,000	179,318
Alimentation Couche-Tard Inc.
2.70% 07/26/22 (b)(h)	175,000	169,183
4.50% 07/26/47 (b)(h)	47,000	42,764
Allergan Finance LLC
3.25% 10/01/22 (h)	125,000	121,757
4.63% 10/01/42 (h)	19,000	17,421

See Notes to Schedules of Investments and Notes to Financial Statements.

66	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Allergan Funding SCS
3.00% 03/12/20 (h)	246,000	245,048
3.45% 03/15/22 (h)	106,000	104,329
Allergan Sales LLC
5.00% 12/15/21 (b)(h)	292,000	300,579
Altria Group Inc.
2.95% 05/02/23 (h)	90,000	85,572
3.88% 09/16/46 (h)	8,000	6,100
4.50% 05/02/43 (h)	59,000	49,098
Amazon.com Inc.
2.80% 08/22/24 (h)	69,000	67,061
3.15% 08/22/27 (h)	62,000	59,813
3.88% 08/22/37 (h)	48,000	46,691
4.05% 08/22/47 (h)	52,000	50,961
4.25% 08/22/57 (h)	65,000	64,137
Ameren Corp.
3.65% 02/15/26 (h)	77,000	75,746
America Movil SAB de C.V.
3.13% 07/16/22 (h)	205,000	200,925
5.00% 03/30/20 (h)	317,000	322,522
American Axle & Manufacturing Inc.
6.25% 04/01/25 (h)	176,000	160,121
American Campus Communities Operating Partnership LP
3.35% 10/01/20 (h)	157,000	156,444
4.13% 07/01/24 (h)	62,000	62,183
American Express Co.
3.00% 10/30/24 (h)	170,000	162,647
American International Group Inc.
4.50% 07/16/44 (h)	141,000	125,336
6.40% 12/15/20 (h)	79,000	83,366
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (h)(i)	79,000	69,132
American Tower Corp. (REIT)
3.38% 10/15/26 (h)	49,000	45,652
3.40% 02/15/19 (h)	385,000	384,788
American Water Capital Corp.
2.95% 09/01/27 (h)	111,000	104,610
Amgen Inc.
2.20% 05/22/19 (h)	334,000	332,784
2.65% 05/11/22 (h)	190,000	185,752
3.20% 11/02/27 (h)	80,000	75,196
4.56% 06/15/48 (h)	102,000	97,836
AMN Healthcare Inc.
5.13% 10/01/24 (b)(h)	289,000	276,816

	Principal Amount ($)	Fair Value $
Anadarko Petroleum Corp.
4.85% 03/15/21 (h)	13,000	13,276
6.20% 03/15/40 (h)	51,000	53,276
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20% 12/01/47 (h)	49,000	44,057
5.25% 01/15/25 (h)	734,000	733,060
5.50% 10/15/19 (h)	293,000	295,687
6.25% 10/15/22 (h)	199,000	202,849
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70% 02/01/36 (b)(h)	51,000	47,056
4.90% 02/01/46 (b)(h)	116,000	107,332
Anheuser-Busch InBev Finance Inc.
2.65% 02/01/21 (h)	58,000	57,010
Anheuser-Busch InBev Worldwide Inc.
2.50% 07/15/22 (h)	184,000	175,630
4.00% 04/13/28 (h)	41,000	39,220
4.38% 04/15/38 (h)	181,000	161,988
4.60% 04/15/48 (h)	62,000	55,483
4.75% 04/15/58 (h)	58,000	50,439
Anthem Inc.
3.30% 01/15/23 (h)	100,000	98,394
ANZ New Zealand International Ltd.
3.45% 01/21/28 (b)(h)	200,000	191,882
Apache Corp.
4.38% 10/15/28 (h)	47,000	43,871
5.10% 09/01/40 (h)	68,000	61,418
Apple Inc.
2.50% 02/09/22 (h)	91,000	89,710
2.85% 05/11/24 (h)	117,000	114,052
3.35% 02/09/27 (h)	63,000	61,541
3.45% 02/09/45 (h)	177,000	156,817
3.85% 08/04/46 (h)	187,000	175,902
4.25% 02/09/47 (h)	24,000	24,021
Applied Materials Inc.
4.35% 04/01/47 (h)	75,000	73,354
Aptiv PLC
4.40% 10/01/46 (h)	81,000	71,751
Aramark Services Inc.
5.00% 02/01/28 (b)(h)	147,000	137,479
Archer-Daniels-Midland Co.
2.50% 08/11/26 (h)	82,000	74,845
Arconic Inc.
5.13% 10/01/24 (h)	194,000	186,810
6.15% 08/15/20 (h)	90,000	91,822
Ascension Health
4.85% 11/15/53 (h)	84,000	90,984

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	67

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Ashland LLC
4.75% 08/15/22 (h)	95,000	93,379
AstraZeneca PLC
2.38% 11/16/20 (h)	67,000	65,876
3.38% 11/16/25 (h)	96,000	92,979
3.50% 08/17/23 (h)	93,000	92,113
4.00% 01/17/29 (h)	62,000	61,583
4.38% 08/17/48 (h)	77,000	73,046
AT&T Inc.
3.00% 06/30/22 (h)	106,000	103,466
3.80% 03/15/22 (h)	215,000	215,909
4.10% 02/15/28	148,000	142,286
4.45% 04/01/24 (h)	87,000	88,275
4.50% 05/15/35 (h)	133,000	120,559
4.55% 03/09/49 (h)	70,000	60,304
4.75% 05/15/46 (h)	50,000	44,445
4.80% 06/15/44 (h)	104,000	93,287
5.00% 03/01/21 (h)	152,000	157,179
5.15% 11/15/46	23,000	21,415
5.25% 03/01/37 (h)	90,000	88,243
5.45% 03/01/47 (h)	176,000	171,616
Athene Holding Ltd.
4.13% 01/12/28 (h)	102,000	92,606
Avangrid Inc.
3.15% 12/01/24 (h)	172,000	165,903
Baidu Inc.
2.88% 07/06/22 (h)	255,000	248,227
Bank of America Corp.
2.65% 04/01/19 (h)	255,000	254,699
3.25% 10/21/27 (h)	3,000	2,777
3.95% 04/21/25 (h)	117,000	113,388
4.25% 10/22/26 (h)	205,000	199,420
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37% 07/21/21 (h)(i)	176,000	173,011
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12% 01/20/23 (h)(i)	117,000	114,967
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37% 01/23/26 (h)(i)	209,000	199,781
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (h)(i)	150,000	139,692

	Principal Amount ($)	Fair Value $
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (h)(i)	141,000	125,508
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (h)(i)	119,000	112,824
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27% 07/23/29 (h)(i)	52,000	51,730
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44% 01/20/48 (h)(i)	64,000	61,819
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34% 10/05/28 (h)(i)	229,000	227,986
Barclays PLC
4.84% 05/09/28 (h)	200,000	183,232
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97% 05/16/29 (h)(i)	200,000	192,388
Barrick North America Finance LLC
5.70% 05/30/41 (h)	24,000	25,336
BAT Capital Corp.
2.30% 08/14/20	420,000	410,113
2.76% 08/15/22	134,000	126,495
3.56% 08/15/27	220,000	194,995
4.39% 08/15/37	42,000	34,516
4.54% 08/15/47	60,000	48,014
Bausch Health Companies Inc.
7.00% 03/15/24 (b)(h)	439,000	444,672
Baxalta Inc.
2.88% 06/23/20 (h)	50,000	49,455
Bayer US Finance II LLC
3.50% 06/25/21 (b)(h)	416,000	413,608
3.88% 12/15/23 (b)(h)	216,000	211,997
4.70% 07/15/64 (b)(h)	33,000	27,425
Becton Dickinson and Co.
2.89% 06/06/22 (h)	135,000	130,696
3.70% 06/06/27 (h)	138,000	130,703

See Notes to Schedules of Investments and Notes to Financial Statements.

68	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

3.73% 12/15/24 (h)	3,000	2,901
4.67% 06/06/47 (h)	17,000	15,997
4.69% 12/15/44 (h)	19,000	17,880
Berkshire Hathaway Energy Co.
2.40% 02/01/20 (h)	197,000	195,686
3.25% 04/15/28 (h)	65,000	61,870
3.80% 07/15/48 (h)	56,000	50,084
6.13% 04/01/36 (h)	38,000	45,322
Berkshire Hathaway Inc.
4.50% 02/11/43 (h)	3,000	3,116
Berry Global Inc.
5.13% 07/15/23 (h)	260,000	257,455
BHP Billiton Finance USA Ltd.
5.00% 09/30/43 (h)	39,000	42,605
Biogen Inc.
2.90% 09/15/20 (h)	63,000	62,597
BNP Paribas S.A.
5.00% 01/15/21 (h)	75,000	77,468
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13% 12/31/99 (b)(h)(i)	200,000	173,320
Boston Scientific Corp.
4.00% 03/01/28 (h)	107,000	104,114
BP Capital Markets America Inc.
3.02% 01/16/27	358,000	336,055
3.22% 11/28/23	94,000	92,753
Brighthouse Financial Inc.
3.70% 06/22/27 (h)	14,000	11,827
4.70% 06/22/47 (h)	6,000	4,458
Brixmor Operating Partnership LP
3.90% 03/15/27 (h)	62,000	58,769
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20% 01/15/21 (h)	71,000	69,386
2.65% 01/15/23 (h)	32,000	29,658
3.13% 01/15/25 (h)	38,000	34,100
3.88% 01/15/27 (h)	57,000	51,108
Brown-Forman Corp.
4.00% 04/15/38 (h)	30,000	29,346
Buckeye Partners LP
5.60% 10/15/44 (h)	24,000	20,674
Bunge Limited Finance Corp.
3.75% 09/25/27 (h)	49,000	43,563
Burlington Northern Santa Fe LLC
3.75% 04/01/24	226,000	231,738
4.15% 12/15/48 (h)	114,000	111,267

	Principal Amount ($)	Fair Value $
Campbell Soup Co.
3.30% 03/15/21 (h)	231,000	229,711
Canadian Natural Resources Ltd.
3.85% 06/01/27 (h)	32,000	30,276
4.95% 06/01/47 (h)	31,000	29,828
Capital One Financial Corp.
3.75% 07/28/26 (h)	48,000	43,872
4.20% 10/29/25 (h)	54,000	51,911
Cardinal Health Inc.
2.62% 06/15/22 (h)	70,000	67,516
3.08% 06/15/24 (h)	51,000	48,175
Caterpillar Financial Services Corp.
2.55% 11/29/22 (h)	150,000	145,639
Caterpillar Inc.
3.80% 08/15/42 (h)	42,000	39,130
Catholic Health Initiatives
4.35% 11/01/42 (h)	130,000	115,335
CBL & Associates LP
4.60% 10/15/24 (h)	335,000	246,882
CBS Corp.
2.50% 02/15/23 (h)	97,000	91,311
2.90% 01/15/27 (h)	62,000	54,810
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00% 02/01/28 (h)(b)	289,000	265,854
Celgene Corp.
3.45% 11/15/27 (h)	3,000	2,731
4.35% 11/15/47 (h)	4,000	3,387
4.55% 02/20/48 (h)	113,000	98,207
5.00% 08/15/45 (h)	42,000	38,777
Cenovus Energy Inc.
4.25% 04/15/27 (h)	55,000	50,082
4.45% 09/15/42 (h)	36,000	27,633
5.40% 06/15/47 (h)	19,000	16,375
CenterPoint Energy Inc.
2.50% 09/01/22 (h)	274,000	261,865
3.60% 11/01/21	121,000	120,913
CenturyLink Inc.
5.63% 04/01/25 (h)	95,000	83,706
5.80% 03/15/22 (h)	87,000	83,554
CF Industries Inc.
7.13% 05/01/20 (h)	179,000	184,175
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58% 07/23/20 (h)	107,000	106,865
4.91% 07/23/25 (h)	41,000	40,697
5.38% 05/01/47 (h)	73,000	65,647
5.75% 04/01/48 (h)	49,000	45,845

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	69

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

6.38% 10/23/35 (h)	19,000	19,460
6.48% 10/23/45 (h)	46,000	46,732
Chevron Corp.
2.42% 11/17/20 (h)	79,000	78,277
3.19% 06/24/23 (h)	87,000	86,854
Church & Dwight Company Inc.
2.45% 08/01/22 (h)	63,000	60,827
Cigna Corp.
4.13% 11/15/25 (b)(h)	155,000	154,670
4.38% 10/15/28 (b)(h)	62,000	62,293
4.80% 08/15/38 (b)(h)	48,000	47,216
4.90% 12/15/48 (b)(h)	58,000	56,715
Cigna Corp.
3.20% 09/17/20 (b)(h)	214,000	213,187
3.40% 09/17/21 (b)(h)	107,000	106,782
3.75% 07/15/23 (b)(h)	93,000	92,772
Cigna Holding Co.
3.25% 04/15/25 (h)	96,000	91,341
3.88% 10/15/47 (h)	71,000	59,521
Cimarex Energy Co.
3.90% 05/15/27 (h)	15,000	13,980
Cinemark USA Inc.
4.88% 06/01/23 (h)	180,000	172,800
Cisco Systems Inc.
5.90% 02/15/39 (h)	70,000	86,495
Citibank NA
2.85% 02/12/21 (h)	255,000	252,769
3.05% 05/01/20	261,000	260,441
Citigroup Inc.
2.70% 10/27/22 (h)	112,000	107,936
2.75% 04/25/22	405,000	393,263
2.90% 12/08/21 (h)	176,000	172,843
4.40% 06/10/25 (h)	48,000	47,159
4.45% 09/29/27 (h)	35,000	33,737
4.65% 07/30/45 -07/23/48 (h)	216,000	211,070
4.75% 05/18/46 (h)	69,000	63,980
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88% 07/24/23 (h)(i)	78,000	75,408
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88% 01/24/39 (h)(i)	52,000	46,495
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28% 04/24/48 (h)(i)	36,000	33,587

	Principal Amount ($)	Fair Value $
CME Group Inc.
3.75% 06/15/28 (h)	68,000	68,879
CMS Energy Corp.
4.88% 03/01/44 (h)	190,000	199,880
CNA Financial Corp.
3.45% 08/15/27 (h)	56,000	52,086
5.88% 08/15/20 (h)	262,000	271,704
CNH Industrial Capital LLC
3.38% 07/15/19 (h)	119,000	118,679
4.38% 11/06/20 (h)	93,000	93,515
4.88% 04/01/21 (h)	117,000	117,968
CNH Industrial N.V.
4.50% 08/15/23 (h)	154,000	155,015
CNOOC Nexen Finance 2014 ULC
4.25% 04/30/24 (h)	423,000	430,102
Columbia Pipeline Group Inc.
3.30% 06/01/20 (h)	110,000	109,647
Comcast Corp.
3.38% 08/15/25 (h)	6,000	5,846
3.97% 11/01/47 (h)	258,000	231,656
4.15% 10/15/28 (h)	286,000	290,296
4.20% 08/15/34 (h)	87,000	84,005
4.25% 10/15/30 (h)	103,000	104,117
4.60% 08/15/45 (h)	75,000	74,029
4.70% 10/15/48 (h)	61,000	61,725
Commonwealth Bank of Australia
4.32% 01/10/48 (b)(h)	203,000	176,927
Conagra Brands Inc.
3.80% 10/22/21 (h)	225,000	225,004
4.30% 05/01/24 (h)	241,000	239,756
5.30% 11/01/38 (h)	57,000	53,985
5.40% 11/01/48 (h)	95,000	87,601
Conagra Brands Inc. 0.75% + 3 month USD LIBOR
3.22% 10/22/20 (h)(i)	160,000	159,179
Concho Resources Inc.
3.75% 10/01/27 (h)	27,000	25,448
4.30% 08/15/28 (h)	131,000	128,163
4.88% 10/01/47 (h)	46,000	43,893
ConocoPhillips Co.
4.30% 11/15/44 (h)	109,000	107,505
Consolidated Edison Company of New York Inc.
2.90% 12/01/26 (h)	132,000	124,017
3.88% 06/15/47 (h)	68,000	62,325
Constellation Brands Inc.
2.70% 05/09/22 (h)	135,000	130,357
4.50% 05/09/47 (h)	32,000	28,671
Continental Resources Inc.
4.50% 04/15/23 (h)	97,000	95,220

See Notes to Schedules of Investments and Notes to Financial Statements.

70	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Corning Inc.
4.38% 11/15/57 (h)	62,000	52,034
Corporation Andina de Fomento
2.20% 07/18/20 (h)	190,000	187,110
4.38% 06/15/22 (h)	281,000	291,279
Crane Co.
4.20% 03/15/48 (h)	44,000	40,741
Credit Suisse Group Funding Guernsey Ltd.
3.13% 12/10/20 (h)	250,000	247,770
3.80% 06/09/23 (h)	470,000	461,610
CSX Corp.
4.50% 08/01/54 (h)	78,000	73,856
CVS Health Corp.
2.25% 08/12/19 (h)	205,000	203,891
3.13% 03/09/20 (h)	615,000	613,795
3.35% 03/09/21 (h)	400,000	398,792
3.70% 03/09/23 (h)	116,000	114,861
3.88% 07/20/25 (h)	59,000	57,537
4.10% 03/25/25 (h)	130,000	128,673
4.30% 03/25/28 (h)	51,000	49,912
4.78% 03/25/38 (h)	63,000	60,550
5.00% 12/01/24 (h)	126,000	131,205
5.05% 03/25/48 (h)	85,000	82,929
5.13% 07/20/45 (h)	35,000	34,129
D.R. Horton Inc.
2.55% 12/01/20 (h)	193,000	188,078
Dana Financing Luxembourg Sarl
6.50% 06/01/26 (b)(h)	250,000	240,100
Dell International LLC/EMC Corp.
3.48% 06/01/19 (b)(h)	218,000	217,481
5.45% 06/15/23 (b)(h)	84,000	85,597
6.02% 06/15/26 (b)(h)	48,000	48,228
8.10% 07/15/36 (b)(h)	13,000	14,064
8.35% 07/15/46 (b)(h)	27,000	29,251
Deutsche Bank AG
2.70% 07/13/20 (h)	155,000	150,333
3.30% 11/16/22 (h)	205,000	189,982
Deutsche Bank AG (4.88% fixed rate until 12/01/27; 2.55% + USD 5 year Mid-Market Swap Rate thereafter)
4.88% 12/01/32 (h)(i)	202,000	158,277
Devon Energy Corp.
4.00% 07/15/21 (h)	251,000	251,550
5.00% 06/15/45 (h)	51,000	45,106
Dexia Credit Local S.A.
2.25% 01/30/19 (b)(h)	343,000	342,904

	Principal Amount ($)	Fair Value $
Diageo Investment Corp.
2.88% 05/11/22 (h)	146,000	144,340
Diamondback Energy Inc.
4.75% 11/01/24 (b)(h)	235,000	226,843
Discover Bank
3.10% 06/04/20 (h)	291,000	288,946
Discovery Communications LLC
2.20% 09/20/19 (h)	178,000	176,414
3.95% 03/20/28 (h)	98,000	90,831
5.00% 09/20/37 (h)	39,000	36,022
5.20% 09/20/47 (h)	24,000	22,105
DISH DBS Corp.
5.88% 07/15/22 (h)	143,000	130,982
Dollar Tree Inc.
3.70% 05/15/23 (h)	116,000	113,686
4.00% 05/15/25 (h)	113,000	108,609
Dominion Energy Inc.
2.58% 07/01/20 (h)	124,000	122,135
DowDuPont Inc.
3.77% 11/15/20 (h)	405,000	408,738
5.32% 11/15/38 (h)	90,000	92,807
5.42% 11/15/48 (h)	90,000	93,727
DTE Energy Co.
2.85% 10/01/26 (h)	68,000	62,580
3.85% 12/01/23 (h)	69,000	69,352
Duke Energy Carolinas LLC
3.95% 03/15/48 (h)	76,000	72,703
Duke Energy Corp.
1.80% 09/01/21	172,000	164,368
3.55% 09/15/21	104,000	104,281
3.75% 09/01/46 (h)	26,000	22,600
Duke Energy Progress LLC
4.15% 12/01/44 (h)	79,000	77,059
Duke Realty LP
3.25% 06/30/26 (h)	75,000	71,257
3.38% 12/15/27 (h)	56,000	53,149
Duquesne Light Holdings Inc.
3.62% 08/01/27 (b)(h)	140,000	131,762
Eastman Chemical Co.
3.50% 12/01/21 (h)	127,000	127,605
3.60% 08/15/22 (h)	55,000	54,953
4.50% 01/15/21 (h)	225,000	228,204
Eaton Corp.
3.10% 09/15/27 (h)	83,000	78,310
Ecolab Inc.
3.25% 12/01/27 (h)	51,000	49,013
3.95% 12/01/47 (h)	50,000	46,952
Ecopetrol S.A.
5.88% 05/28/45 (h)	114,000	107,587
Edison International
4.13% 03/15/28 (h)	85,000	80,600

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	71

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
3.07% 05/01/20 (h)(i)	172,000	172,162
Electricite de France S.A.
2.15% 01/22/19 (h)(b)	224,000	223,845
Eli Lilly & Co.
3.70% 03/01/45 (h)	21,000	19,761
EMC Corp.
2.65% 06/01/20 (h)	447,000	429,263
Emera US Finance LP
4.75% 06/15/46 (h)	29,000	27,879
Enbridge Energy Partners LP
5.50% 09/15/40 (h)	18,000	18,494
Encana Corp.
3.90% 11/15/21 (h)	168,000	167,955
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88% 10/15/24 (b)(h)	264,000	248,635
Enel Finance International N.V.
3.63% 05/25/27 (b)(h)	273,000	239,850
Energy Transfer LP
4.25% 03/15/23 (h)	101,000	97,402
5.88% 01/15/24 (h)	1,032,000	1,051,691
7.50% 10/15/20 (h)	177,000	184,965
Energy Transfer Operating LP
4.95% 06/15/28 (h)	44,000	43,162
Energy Transfer Operating LP
5.80% 06/15/38 (h)	69,000	66,798
6.13% 12/15/45 (h)	36,000	34,905
6.50% 02/01/42 (h)	108,000	108,908
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50% 11/01/23 (h)	76,000	75,812
EnLink Midstream Partners LP
4.15% 06/01/25 (h)	191,000	171,906
Entergy Louisiana LLC
3.05% 06/01/31 (h)	85,000	76,694
4.00% 03/15/33 (h)	46,000	46,350
Enterprise Products Operating LLC
4.25% 02/15/48 (h)	186,000	166,412
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (h)(i)	57,000	47,507
EOG Resources Inc.
4.10% 02/01/21 (h)	202,000	204,709
4.15% 01/15/26 (h)	87,000	88,734

	Principal Amount ($)	Fair Value $
EPR Properties
4.95% 04/15/28 (h)	77,000	76,229
EQM Midstream Partners LP
4.75% 07/15/23 (h)	30,000	29,842
5.50% 07/15/28 (h)	30,000	29,466
EQT Corp.
3.90% 10/01/27 (h)	53,000	45,832
ERP Operating LP
4.50% 07/01/44 (h)	48,000	48,301
Exelon Corp.
3.50% 06/01/22 (h)	111,000	108,468
4.45% 04/15/46 (h)	132,000	125,719
Express Scripts Holding Co.
3.40% 03/01/27 (h)	95,000	88,145
Exxon Mobil Corp.
2.22% 03/01/21 (h)	38,000	37,519
FedEx Corp.
4.10% 02/01/45 (h)	157,000	134,877
FirstEnergy Corp.
3.90% 07/15/27 (h)	39,000	37,779
4.85% 07/15/47 (h)	59,000	58,785
Florida Power & Light Co.
4.13% 02/01/42 (h)	90,000	90,554
Ford Motor Co.
4.35% 12/08/26 (h)	94,000	83,890
Ford Motor Credit Company LLC
3.10% 05/04/23 (h)	237,000	214,587
3.22% 01/09/22 (h)	215,000	201,679
3.34% 03/28/22 (h)	200,000	188,754
Frontier Communications Corp.
7.13% 03/15/19 (h)	172,000	166,481
General Dynamics Corp.
2.13% 08/15/26 (h)	125,000	112,789
2.88% 05/11/20 (h)	211,000	211,146
3.00% 05/11/21 (h)	296,000	296,299
3.50% 05/15/25 (h)	126,000	126,208
General Mills Inc.
3.20% 04/16/21 (h)	200,000	198,888
3.70% 10/17/23 (h)	113,000	112,477
4.55% 04/17/38 (h)	51,000	46,679
4.70% 04/17/48 (h)	51,000	46,418
General Motors Co.
5.20% 04/01/45 (h)	22,000	18,242
5.40% 04/01/48 (h)	46,000	40,342
General Motors Financial Company Inc.
2.35% 10/04/19 (h)	212,000	209,674
3.15% 01/15/20 (h)	206,000	204,684
3.20% 07/13/20 (h)	154,000	152,420
3.45% 01/14/22	253,000	244,846
3.55% 04/09/21 (h)	285,000	281,460

See Notes to Schedules of Investments and Notes to Financial Statements.

72	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

5.25% 03/01/26 (h)	95,000	93,245
Gilead Sciences Inc.
2.55% 09/01/20 (h)	75,000	74,383
2.95% 03/01/27 (h)	26,000	24,170
3.50% 02/01/25 (h)	60,000	58,612
3.65% 03/01/26 (h)	62,000	60,851
4.15% 03/01/47 (h)	107,000	98,245
4.80% 04/01/44 (h)	48,000	47,924
GlaxoSmithKline Capital Inc.
3.38% 05/15/23 (h)	132,000	132,660
3.63% 05/15/25 (h)	126,000	126,719
GlaxoSmithKline Capital PLC
3.13% 05/14/21 (h)	148,000	148,192
Glencore Finance Canada Ltd.
4.95% 11/15/21 (h)(b)	86,000	88,159
Glencore Funding LLC
2.50% 01/15/19 (h)(b)	404,000	403,875
Gray Escrow Inc.
7.00% 05/15/27 (h)(b)	93,000	90,541
Grupo Televisa SAB
5.00% 05/13/45 (h)	204,000	178,314
H&E Equipment Services Inc.
5.63% 09/01/25 (h)	363,000	332,624
Halliburton Co.
3.80% 11/15/25 (h)	87,000	84,360
5.00% 11/15/45 (h)	63,000	61,823
HCA Inc.
4.75% 05/01/23 (h)	521,000	513,091
5.88% 02/15/26	97,000	97,343
HD Supply Inc.
5.38% 10/15/26 (h)(b)	95,000	92,150
Hess Corp.
5.60% 02/15/41 (h)	34,000	29,925
5.80% 04/01/47 (h)	22,000	19,773
Hewlett Packard Enterprise Co.
6.35% 10/15/45 (h)	35,000	32,753
Highwoods Realty LP
4.13% 03/15/28 (h)	75,000	73,594
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75% 10/01/25 (b)(h)	291,000	259,301
6.25% 11/01/28 (b)(h)	75,000	65,944
HSBC Holdings PLC
4.25% 03/14/24 (h)	222,000	221,629
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95% 05/18/24 (h)(i)	216,000	214,745

	Principal Amount ($)	Fair Value $
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29% 09/12/26 (h)(i)	220,000	216,152
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00% 12/31/99 (h)(i)	465,000	424,108
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50% 12/31/99 (h)(i)	205,000	187,841
Hughes Satellite Systems Corp.
6.63% 08/01/26 (h)	95,000	87,275
Hyundai Capital America
3.10% 04/05/22 (h)(b)	86,000	84,023
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00% 08/01/20 (h)	268,000	267,579
ING Bank N.V.
2.70% 08/17/20 (h)(b)	200,000	197,820
Ingersoll-Rand Luxembourg Finance S.A.
3.55% 11/01/24 (h)	105,000	104,000
Intel Corp.
2.60% 05/19/26 (h)	55,000	51,641
2.88% 05/11/24 (h)	41,000	39,987
International Business Machines Corp.
3.30% 01/27/27 (h)	132,000	126,878
International Paper Co.
4.40% 08/15/47 (h)	97,000	82,197
Interstate Power & Light Co.
3.40% 08/15/25 (h)	307,000	297,501
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00% 07/15/25 (b)(h)	159,000	155,753
Jabil Inc.
3.95% 01/12/28 (h)	105,000	93,217
JBS USA LUX S.A./JBS USA Finance Inc.
6.75% 02/15/28 (b)(h)	193,000	188,536
Jefferies Group LLC
5.13% 01/20/23 (h)	78,000	80,084
6.50% 01/20/43 (h)	74,000	72,387
Johnson & Johnson
3.63% 03/03/37 (h)	65,000	62,483

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	73

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Johnson Controls International PLC
4.50% 02/15/47 (h)	40,000	36,850
JPMorgan Chase & Co.
2.30% 08/15/21 (h)	196,000	190,877
2.55% 10/29/20 (h)	197,000	194,705
3.13% 01/23/25	153,000	145,849
3.30% 04/01/26 (h)	102,000	97,058
3.63% 12/01/27 (h)	59,000	55,028
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51% 01/23/29 (h)(i)	66,000	62,204
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (h)(i)	121,000	109,526
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (h)(i)	41,000	36,007
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01% 04/23/29 (h)(i)	80,000	78,486
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03% 07/24/48 (h)(i)	73,000	65,450
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter)
4.63% 12/31/99 (h)(i)	114,000	97,577
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10% 10/29/49 (h)(i)	233,000	231,280
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
5.99% 12/29/49 (h)(i)	104,000	102,705
Keurig Dr Pepper Inc.
3.55% 05/25/21 (b)(h)	633,000	632,139
4.06% 05/25/23 (b)(h)	132,000	131,603
4.50% 11/15/45 (h)	57,000	50,080
4.60% 05/25/28 (b)(h)	126,000	125,573

	Principal Amount ($)	Fair Value $
Kimberly-Clark Corp.
3.95% 11/01/28 (h)	227,000	233,465
Kinder Morgan Energy Partners LP
3.50% 03/01/21 (h)	298,000	297,002
4.70% 11/01/42 (h)	23,000	20,390
5.30% 09/15/20 (h)	101,000	103,817
6.38% 03/01/41 (h)	47,000	50,078
Kinder Morgan Inc.
3.05% 12/01/19 (h)	67,000	66,608
4.30% 03/01/28 (h)	74,000	72,493
5.05% 02/15/46 (h)	47,000	43,698
5.55% 06/01/45 (h)	54,000	53,799
Kraft Heinz Foods Co.
4.38% 06/01/46 (h)	89,000	73,639
L Brands Inc.
5.25% 02/01/28 (h)	288,000	246,165
L3 Technologies Inc.
3.85% 12/15/26 (h)	116,000	112,191
Lamb Weston Holdings Inc.
4.63% 11/01/24 (h)(b)	292,000	284,609
Lee Enterprises Inc.
9.50% 03/15/22 (h)(b)	203,000	206,749
Lennar Corp.
4.75% 05/30/25 - 11/29/27 (h)	452,000	416,341
Lincoln National Corp.
3.63% 12/12/26 (h)	59,000	56,869
3.80% 03/01/28 (h)	70,000	67,435
4.35% 03/01/48 (h)	70,000	63,630
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91% 11/07/23 (h)(i)	203,000	191,959
Lockheed Martin Corp.
3.55% 01/15/26 (h)	65,000	64,421
Lowe’s Companies Inc.
3.70% 04/15/46 (h)	30,000	24,496
LYB International Finance BV
4.88% 03/15/44 (h)	35,000	31,844
LYB International Finance II BV
3.50% 03/02/27 (h)	41,000	37,433
Macy’s Retail Holdings Inc.
4.30% 02/15/43 (h)	29,000	21,416
Marathon Oil Corp.
2.70% 06/01/20 (h)	231,000	227,216
3.85% 06/01/25 (h)	48,000	45,005
Marsh & McLennan Companies Inc.
3.50% 03/10/25 (h)	93,000	90,937

See Notes to Schedules of Investments and Notes to Financial Statements.

74	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Masco Corp.
3.50% 11/15/27 (h)	38,000	34,985
McDonald’s Corp.
3.70% 01/30/26 (h)	23,000	22,594
3.80% 04/01/28 (h)	108,000	105,870
4.88% 12/09/45 (h)	47,000	47,373
McKesson Corp.
3.65% 11/30/20	505,000	507,065
Medtronic Inc.
2.50% 03/15/20 (h)	223,000	222,039
4.63% 03/15/45 (h)	114,000	119,866
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 (h)	118,000	117,070
Merck & Company Inc.
2.75% 02/10/25 (h)	90,000	87,088
MetLife Inc.
4.05% 03/01/45 (h)	26,000	24,014
4.72% 12/15/44 (h)	78,000	79,602
MGM Resorts International
4.63% 09/01/26 (h)	167,000	150,090
Microsoft Corp.
2.40% 08/08/26 (h)	112,000	104,474
3.45% 08/08/36 (h)	57,000	54,120
3.50% 02/12/35 (h)	65,000	62,419
3.70% 08/08/46 (h)	246,000	236,180
4.00% 02/12/55 (h)	87,000	85,673
4.10% 02/06/37 (h)	33,000	33,903
4.50% 02/06/57 (h)	34,000	36,599
Mizuho Financial Group Inc.
2.63% 04/12/21 (b)(h)	442,000	434,088
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92% 09/11/24 (h)(i)	220,000	222,380
Molina Healthcare Inc.
4.88% 06/15/25 (b)(h)	227,000	207,328
Molson Coors Brewing Co.
2.10% 07/15/21 (h)	214,000	206,172
4.20% 07/15/46 (h)	48,000	39,888
Morgan Stanley
2.45% 02/01/19 (h)	560,000	559,675
2.63% 11/17/21 (h)	203,000	197,976
2.65% 01/27/20 (h)	188,000	186,678
2.75% 05/19/22 (h)	406,000	394,616
3.70% 10/23/24 (h)	45,000	44,298
3.95% 04/23/27 (h)	240,000	226,008
4.10% 05/22/23 (h)	170,000	170,384
4.38% 01/22/47 (h)	105,000	99,451

	Principal Amount ($)	Fair Value $
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97% 07/22/38 (h)(i)	54,000	49,239
MPLX LP
3.38% 03/15/23 (h)	62,000	60,221
4.50% 04/15/38 (h)	61,000	53,571
4.70% 04/15/48 (h)	62,000	53,544
5.50% 02/15/49 (h)	114,000	110,488
MUFG Bank Ltd.
2.30% 03/10/19 (b)(h)	600,000	599,166
MUFG Bank Ltd.
2.30% 03/05/20 (b)(h)	216,000	213,736
Murphy Oil Corp.
5.75% 08/15/25 (h)	651,000	610,417
Mylan Inc.
4.55% 04/15/28 (b)(h)	33,000	30,765
5.20% 04/15/48 (b)(h)	59,000	50,226
Mylan N.V.
3.15% 06/15/21 (h)	90,000	88,213
3.95% 06/15/26 (h)	50,000	45,119
National Retail Properties Inc.
4.00% 11/15/25 (h)	103,000	102,043
Navient Corp.
6.75% 06/15/26 (h)	180,000	149,414
8.00% 03/25/20 (h)	167,000	169,846
Newell Brands Inc.
3.85% 04/01/23 (h)	43,000	42,439
4.20% 04/01/26 (h)	42,000	40,833
Newfield Exploration Co.
5.38% 01/01/26 (h)	289,000	286,058
5.75% 01/30/22 (h)	266,000	269,990
Newmark Group Inc.
6.13% 11/15/23 (b)(h)	70,000	67,228
Newmont Mining Corp.
4.88% 03/15/42 (h)	85,000	80,366
Nexen Energy ULC
6.40% 05/15/37 (h)	59,000	72,240
NGPL PipeCo LLC
4.88% 08/15/27 (b)(h)	51,000	48,388
Noble Energy Inc.
3.90% 11/15/24 (h)	65,000	62,705
5.05% 11/15/44 (h)	26,000	22,640
Nordstrom Inc.
5.00% 01/15/44 (h)	4,000	3,438
Norfolk Southern Corp.
3.95% 10/01/42 (h)	83,000	75,993
Northern States Power Co.
2.20% 08/15/20 (h)	355,000	350,122
Northrop Grumman Corp.
2.08% 10/15/20 (h)	67,000	65,738

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	75

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

2.55% 10/15/22 (h)	53,000	51,330
3.25% 01/15/28 (h)	65,000	60,730
3.85% 04/15/45 (h)	24,000	21,180
4.03% 10/15/47 (h)	62,000	56,338
Novartis Capital Corp.
3.00% 11/20/25 (h)	16,000	15,509
Nucor Corp.
3.95% 05/01/28 (h)	121,000	119,767
4.13% 09/15/22 (h)	77,000	79,268
Nutrien Ltd.
4.00% 12/15/26 (h)	58,000	56,119
4.90% 06/01/43 (h)	79,000	75,769
NXP BV/NXP Funding LLC
4.13% 06/01/21 (b)	262,000	259,296
Occidental Petroleum Corp.
4.10% 02/15/47 (h)	33,000	31,043
4.20% 03/15/48 (h)	53,000	50,612
Olin Corp.
5.00% 02/01/30 (h)	289,000	252,788
Omnicom Group Inc./Omnicom Capital Inc.
3.63% 05/01/22 (h)	118,000	116,415
Oncor Electric Delivery Company LLC
3.80% 09/30/47 (h)	28,000	26,386
Oracle Corp.
2.40% 09/15/23 (h)	61,000	58,558
3.25% 11/15/27 (h)	93,000	89,694
3.80% 11/15/37 (h)	37,000	34,567
4.00% 07/15/46 - 11/15/47 (h)	175,000	163,064
4.13% 05/15/45 (h)	46,000	43,606
Oshkosh Corp.
5.38% 03/01/25 (h)	95,000	95,523
Owens Corning
4.40% 01/30/48 (h)	53,000	40,582
Owens-Brockway Glass Container Inc.
6.38% 08/15/25 (b)(h)	100,000	99,121
Pacific Gas & Electric Co.
3.40% 08/15/24 (h)	456,000	397,299
PacifiCorp
6.25% 10/15/37 (h)	4,000	4,969
Packaging Corporation of America
3.40% 12/15/27 (h)	41,000	38,333
Parker-Hannifin Corp.
3.25% 03/01/27 (h)	165,000	158,072
Party City Holdings Inc.
6.63% 08/01/26 (b)(h)	220,000	200,077
Penske Automotive Group Inc.
5.38% 12/01/24 (h)	243,000	227,543

	Principal Amount ($)	Fair Value $
PepsiCo Inc.
3.45% 10/06/46 (h)	50,000	44,748
Perrigo Finance Unlimited Co.
3.90% 12/15/24 (h)	223,000	213,884
Petroleos Mexicanos
4.50% 01/23/26 (h)	58,000	50,194
5.35% 02/12/28	48,000	41,998
5.63% 01/23/46 (h)	61,000	46,213
6.35% 02/12/48	60,000	47,932
6.38% 01/23/45 (h)	79,000	63,879
6.50% 03/13/27 (h)	110,000	103,654
6.75% 09/21/47 (h)	141,000	116,838
Pfizer Inc.
3.00% 12/15/26 (h)	54,000	52,121
3.20% 09/15/23 (h)	93,000	93,239
3.60% 09/15/28 (h)	155,000	155,575
4.13% 12/15/46 (h)	59,000	59,220
4.40% 05/15/44 (h)	34,000	35,380
Philip Morris International Inc.
4.13% 03/04/43 (h)	108,000	95,952
Phillips 66
3.90% 03/15/28 (h)	114,000	109,693
Phillips 66 Partners LP
3.75% 03/01/28 (h)	51,000	47,110
4.68% 02/15/45 (h)	68,000	60,496
Pilgrim’s Pride Corp.
5.88% 09/30/27 (b)(h)	335,000	305,393
Pioneer Natural Resources Co.
3.95% 07/15/22	166,000	166,402
Plains All American Pipeline LP/PAA Finance Corp.
4.70% 06/15/44 (h)	48,000	40,044
5.75% 01/15/20 (h)	143,000	145,863
PPL Capital Funding Inc.
3.10% 05/15/26 (h)	135,000	126,577
Precision Castparts Corp.
4.38% 06/15/45 (h)	105,000	104,897
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (h)(i)	153,000	140,817
Public Service Company of Colorado
3.70% 06/15/28 (h)	142,000	143,438
Public Service Electric & Gas Co.
2.38% 05/15/23 (h)	231,000	223,164
PulteGroup Inc.
5.50% 03/01/26 (h)	200,000	193,000
QUALCOMM Inc.
2.90% 05/20/24 (h)	7,000	6,663
3.00% 05/20/22 (h)	50,000	49,257

See Notes to Schedules of Investments and Notes to Financial Statements.

76	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

3.25% 05/20/27 (h)	6,000	5,582
4.30% 05/20/47 (h)	26,000	23,144
Quicken Loans Inc.
5.25% 01/15/28 (b)(h)	190,000	170,519
Range Resources Corp.
5.00% 08/15/22 (h)	289,000	258,747
Realty Income Corp.
3.00% 01/15/27 (h)	52,000	48,271
Republic Services Inc.
3.38% 11/15/27 (h)	38,000	36,439
Reynolds American Inc.
4.45% 06/12/25 (h)	4,000	3,847
Rio Tinto Finance USA PLC
4.13% 08/21/42 (h)	54,000	52,044
Rockwell Collins Inc.
3.50% 03/15/27 (h)	87,000	81,889
Rogers Communications Inc.
5.00% 03/15/44 (h)	41,000	42,606
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52% 06/25/24 (h)(i)	201,000	196,946
RPM International Inc.
3.75% 03/15/27 (h)	68,000	64,694
Ryder System Inc.
2.45% 09/03/19 (h)	410,000	407,634
Sabine Pass Liquefaction LLC
4.20% 03/15/28 (h)	77,000	73,263
5.00% 03/15/27 (h)	39,000	39,256
salesforce.com Inc.
3.25% 04/11/23 (h)	116,000	116,463
3.70% 04/11/28 (h)	160,000	160,702
Santander Holdings USA Inc.
2.65% 04/17/20 (h)	316,000	311,971
3.70% 03/28/22 (h)	283,000	277,917
4.40% 07/13/27 (h)	68,000	64,191
Santander UK Group Holdings PLC
4.75% 09/15/25 (b)(h)	200,000	188,550
Schlumberger Holdings Corp.
3.00% 12/21/20 (b)(h)	128,000	126,924
3.63% 12/21/22 (b)	360,000	358,355
4.00% 12/21/25 (b)	136,000	134,100
Sempra Energy
3.80% 02/01/38 (h)	44,000	37,877
4.00% 02/01/48 (h)	54,000	45,578
Shell International Finance BV
2.38% 08/21/22	177,000	171,968
3.75% 09/12/46 (h)	41,000	37,985
4.13% 05/11/35 (h)	50,000	49,788

	Principal Amount ($)	Fair Value $
Shire Acquisitions Investments Ireland DAC
2.88% 09/23/23 (h)	23,000	21,733
3.20% 09/23/26 (h)	44,000	40,108
Siemens Financieringsmaatschappij N.V.
2.00% 09/15/23 (b)	260,000	243,636
Simon Property Group LP
3.38% 06/15/27 (h)	93,000	89,167
Sinclair Television Group Inc.
5.38% 04/01/21 (h)	259,000	258,156
Sirius XM Radio Inc.
5.00% 08/01/27 (b)(h)	95,000	86,763
SM Energy Co.
5.63% 06/01/25	97,000	84,390
Smithfield Foods Inc.
2.70% 01/31/20 (b)(h)	81,000	79,991
4.25% 02/01/27 (b)(h)	94,000	85,894
South Carolina Electric & Gas Co.
4.10% 06/15/46 (h)	49,000	46,497
Southern California Edison Co.
2.40% 02/01/22 (h)	150,000	144,486
Southern Company Gas Capital Corp.
4.40% 05/30/47 (h)	19,000	17,690
Southern Copper Corp.
5.88% 04/23/45 (h)	64,000	65,068
Southwestern Electric Power Co.
2.75% 10/01/26 (h)	107,000	98,534
Spectra Energy Partners LP
3.38% 10/15/26 (h)	34,000	31,855
4.50% 03/15/45 (h)	23,000	21,037
Sprint Corp.
7.63% 02/15/25 (h)	378,000	381,565
Standard Industries Inc.
5.38% 11/15/24 (h)(b)	516,000	485,819
Starbucks Corp.
4.00% 11/15/28 (h)	72,000	71,220
Steel Dynamics Inc.
5.13% 10/01/21 (h)	95,000	95,542
Sumitomo Mitsui Financial Group Inc.
2.78% 07/12/22 (h)	229,000	223,071
Suncor Energy Inc.
4.00% 11/15/47 (h)	30,000	26,601
Sunoco Logistics Partners Operations LP
5.30% 04/01/44 (h)	85,000	75,047
Syngenta Finance N.V.
3.70% 04/24/20 (h)(b)	225,000	225,094

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	77

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

3.93% 04/23/21 (b)(h)	330,000	324,895
4.44% 04/24/23 (b)(h)	200,000	192,370
5.18% 04/24/28 (b)(h)	200,000	184,304
Sysco Corp.
3.25% 07/15/27 (h)	79,000	73,915
T-Mobile USA Inc.
4.50% 02/01/26 (h)	366,000	338,056
Takeda Pharmaceutical Company Ltd.
3.80% 11/26/20 (b)	209,000	210,509
4.00% 11/26/21 (b)	310,000	313,890
Tampa Electric Co.
4.35% 05/15/44 (h)	140,000	139,051
Target Corp.
2.50% 04/15/26 (h)	95,000	88,658
Teck Resources Ltd.
5.40% 02/01/43 (h)	244,000	212,107
6.00% 08/15/40 (h)	142,000	131,016
Telecom Italia S.p.A.
5.30% 05/30/24 (h)(b)	477,000	452,363
Telefonica Emisiones SA
4.10% 03/08/27 (h)	300,000	289,833
Tenet Healthcare Corp.
4.63% 07/15/24	95,000	88,492
4.75% 06/01/20 (h)	330,000	329,746
6.00% 10/01/20 (h)	320,000	322,653
Teva Pharmaceutical Finance Netherlands III BV
1.70% 07/19/19 (h)	517,000	508,640
2.20% 07/21/21 (h)	80,000	73,416
2.80% 07/21/23 (h)	480,000	413,198
Texas Instruments Inc.
4.15% 05/15/48 (h)	62,000	61,898
The Allstate Corp.
4.20% 12/15/46 (h)	51,000	49,553
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (h)(i)	205,000	198,676
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66% 05/16/23 (h)(i)	97,000	94,554
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 12/29/49 (h)(i)	115,000	103,107

	Principal Amount ($)	Fair Value $
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65% 12/31/99 (h)(i)	146,000	129,213
The Boeing Co.
3.25% 03/01/28 (h)	97,000	95,006
3.55% 03/01/38 (h)	105,000	97,938
The Chemours Co.
5.38% 05/15/27 (h)	95,000	85,593
The Dow Chemical Co.
4.25% 10/01/34 (h)	89,000	80,614
5.55% 11/30/48 (b)	90,000	91,490
The George Washington University
4.13% 09/15/48	100,000	99,966
The Goldman Sachs Group Inc.
3.85% 01/26/27 (h)	53,000	49,941
4.25% 10/21/25 (h)	9,000	8,603
4.80% 07/08/44 (h)	74,000	70,432
5.15% 05/22/45 (h)	67,000	63,133
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91% 06/05/23 (h)(i)	185,000	176,875
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (h)(i)	66,000	61,470
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (h)(i)	75,000	65,893
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (h)(i)	93,000	89,601
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.74% 02/12/67 (b)(h)(i)	120,000	96,007
The Home Depot Inc.
3.35% 09/15/25 (h)	51,000	50,383
3.50% 09/15/56 (h)	82,000	68,875
3.90% 12/06/28	136,000	139,131
3.90% 06/15/47 (h)	62,000	58,652
4.50% 12/06/48	114,000	117,768

See Notes to Schedules of Investments and Notes to Financial Statements.

78	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

The Interpublic Group of Companies Inc.
3.75% 10/01/21 (h)	214,000	215,327
The Korea Development Bank
3.38% 09/16/25 (h)	205,000	201,699
The Kroger Co.
2.95% 11/01/21 (h)	225,000	221,357
4.65% 01/15/48 (h)	50,000	45,091
The Mosaic Co.
5.63% 11/15/43 (h)	24,000	24,244
The Sherwin-Williams Co.
2.25% 05/15/20 (h)	146,000	143,712
2.75% 06/01/22 (h)	55,000	53,161
3.45% 06/01/27 (h)	4,000	3,724
4.50% 06/01/47 (h)	17,000	15,328
The Southern Co.
1.85% 07/01/19 (h)	534,000	530,054
3.25% 07/01/26 (h)	55,000	51,432
4.40% 07/01/46 (h)	27,000	24,881
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63% 09/15/31 (h)(i)	161,000	152,042
The Walt Disney Co.
4.13% 06/01/44 (h)	33,000	32,661
The Williams Companies Inc.
3.75% 06/15/27 (h)	33,000	31,027
3.90% 01/15/25 (h)	57,000	55,318
4.85% 03/01/48 (h)	66,000	59,974
4.90% 01/15/45 (h)	36,000	32,638
5.40% 03/04/44 (h)	24,000	22,998
Time Warner Cable LLC
4.50% 09/15/42 (h)	22,000	17,486
6.55% 05/01/37 (h)	59,000	59,644
TransCanada PipeLines Ltd.
4.25% 05/15/28 (h)	205,000	202,901
4.88% 01/15/26 (h)	34,000	35,170
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28 (h)	93,000	89,843
Tyco Electronics Group S.A.
2.35% 08/01/19 (h)	308,000	306,411
3.13% 08/15/27 (h)	90,000	83,562
Tyson Foods Inc.
2.65% 08/15/19 (h)	63,000	62,674
4.55% 06/02/47 (h)	26,000	22,867
U.S. Bancorp
3.15% 04/27/27	141,000	135,339
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13% 12/29/49 (h)(i)	317,000	314,572

	Principal Amount ($)	Fair Value $
UBS Group Funding Switzerland AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86% 08/15/23 (b)(h)(i)	284,000	272,481
Union Pacific Corp.
3.20% 06/08/21 (h)	212,000	212,770
3.50% 06/08/23 (h)	143,000	143,373
3.60% 09/15/37 (h)	25,000	22,363
4.10% 09/15/67 (h)	50,000	42,038
United Rentals North America Inc.
4.88% 01/15/28	97,000	85,150
United Technologies Corp.
3.65% 08/16/23 (h)	154,000	153,418
3.75% 11/01/46 (h)	68,000	58,168
3.95% 08/16/25 (h)	61,000	60,579
4.13% 11/16/28 (h)	18,000	17,836
4.15% 05/15/45 (h)	78,000	69,794
4.45% 11/16/38 (h)	63,000	60,779
4.50% 06/01/42 (h)	56,000	53,221
UnitedHealth Group Inc.
4.45% 12/15/48	89,000	91,674
4.75% 07/15/45 (h)	17,000	17,978
Vale Overseas Ltd.
4.38% 01/11/22 (h)	13,000	13,238
6.25% 08/10/26 (h)	42,000	45,486
6.88% 11/10/39 (h)	47,000	54,300
Vale S.A.
5.63% 09/11/42 (h)	29,000	29,296
Valero Energy Partners LP
4.38% 12/15/26 (h)	169,000	166,059
Ventas Realty LP
3.25% 10/15/26 (h)	104,000	96,734
Verizon Communications Inc.
3.38% 02/15/25 (h)	45,000	43,651
4.33% 09/21/28 (h)	112,000	112,410
4.40% 11/01/34 (h)	87,000	83,974
4.67% 03/15/55 (h)	74,000	68,121
4.86% 08/21/46 (h)	363,000	357,170
5.01% 04/15/49 (h)	47,000	46,828
5.25% 03/16/37 (h)	59,000	61,769
Viacom Inc.
3.45% 10/04/26 (h)	66,000	61,042
4.38% 03/15/43	68,000	54,951
5.25% 04/01/44 (h)	20,000	17,989
Virgin Media Finance PLC
5.75% 01/15/25 (b)(h)	234,000	220,140
Virginia Electric & Power Co.
4.00% 11/15/46 (h)	143,000	135,448
Visa Inc.
3.15% 12/14/25 (h)	39,000	38,306

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	79

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

4.30% 12/14/45 (h)	62,000	64,205
Vodafone Group PLC
4.38% 05/30/28 (h)	139,000	134,738
5.25% 05/30/48 (h)	48,000	44,976
Volkswagen Group of America Finance LLC
4.00% 11/12/21 (b)(h)	400,000	399,512
Vornado Realty LP
3.50% 01/15/25 (h)	59,000	56,808
Vulcan Materials Co.
3.90% 04/01/27 (h)	41,000	38,898
Wabtec Corp.
3.45% 11/15/26 (h)	38,000	33,925
Walgreens Boots Alliance Inc.
4.65% 06/01/46 (h)	36,000	32,499
Walmart Inc.
3.63% 12/15/47 (h)	60,000	55,533
3.70% 06/26/28 (h)	132,000	133,885
3.95% 06/28/38 (h)	51,000	50,678
4.05% 06/29/48 (h)	63,000	62,592
Warner Media LLC
5.35% 12/15/43 (h)	64,000	61,402
WEC Energy Group Inc.
3.55% 06/15/25 (h)	98,000	95,265
WellCare Health Plans Inc.
5.25% 04/01/25 (h)	212,000	204,090
Wells Fargo & Co.
2.63% 07/22/22 (h)	299,000	288,365
3.90% 05/01/45 (h)	7,000	6,424
4.75% 12/07/46 (h)	186,000	179,512
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (h)(i)	138,000	136,526
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90% 12/29/49 (h)(i)	143,000	136,150
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
6.56% 03/29/49 (h)(i)	190,000	188,887
Wells Fargo Bank NA
2.60% 01/15/21 (h)	989,000	976,143
Western Gas Partners LP
4.00% 07/01/22 (h)	245,000	241,746
5.38% 06/01/21 (h)	42,000	43,270
Westlake Chemical Corp.
3.60% 08/15/26 (h)	27,000	24,823
4.38% 11/15/47 (h)	15,000	12,451
5.00% 08/15/46 (h)	36,000	32,903

	Principal Amount ($)	Fair Value $
Willis North America Inc.
3.60% 05/15/24 (h)	101,000	98,363
WPP Finance 2010
3.75% 09/19/24 (h)	66,000	61,528
WRKCo Inc.
3.00% 09/15/24 (b)(h)	72,000	67,685
Xilinx Inc.
2.95% 06/01/24 (h)	67,000	63,968
XPO Logistics Inc.
6.50% 06/15/22 (b)(h)	121,000	119,823
Yamana Gold Inc.
4.63% 12/15/27 (h)	89,000	82,279
Zoetis Inc.
3.00% 09/12/27 (h)	40,000	36,938
3.90% 08/20/28 (h)	93,000	91,899

		98,037,452

Non-Agency Collateralized Mortgage Obligations - 3.0%
BANK 2018-BNK11
4.36% 03/15/61 (i)	139,000	140,808
BXP Trust 2017-GM
3.38% 06/13/39 (h)(b)	714,000	698,189
Citigroup Commercial Mortgage Trust 2016-P5
2.94% 10/10/49 (h)	399,397	381,712
Citigroup Commercial Mortgage Trust 2016-P6
3.72% 12/10/49 (h)(i)	560,118	564,425
4.03% 12/10/49 (h)(i)	336,823	339,045
Citigroup Commercial Mortgage Trust 2018-C5
4.51% 06/10/51	250,000	255,497
COMM 2013-LC13 Mortgage Trust
4.56% 08/10/46 (b)(h)(i)	170,000	175,653
COMM 2014-CR14 Mortgage Trust
4.53% 02/10/47 (h)(i)	240,000	248,046
GS Mortgage Securities Trust 2012-GCJ9
1.96% 11/10/45 (g)(h)(i)	727,520	46,145
GS Mortgage Securities Trust 2016-GS3
2.85% 10/10/49 (h)	333,000	315,860
GS Mortgage Securities Trust 2017-GS5
3.67% 03/10/50 (h)	406,216	405,784
GS Mortgage Securities Trust 2017-GS8
3.47% 11/10/50 (h)	767,075	754,413
GS Mortgage Securities Trust 2018-GS9
4.14% 03/10/51 (i)	291,000	295,180

See Notes to Schedules of Investments and Notes to Financial Statements.

80	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
3.23% 10/25/34 (h)(i)	63,800	61,991
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.53% 12/15/47 (g)(h)(i)	781,896	34,732
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03% 07/15/45 (h)(i)	125,000	126,605
LB-UBS Commercial Mortgage Trust 2004-C8
0.32% 12/15/39 (b)(g)(h)(i)	81,835	78
LB-UBS Commercial Mortgage Trust 2007-C6
6.11% 07/15/40 (h)(i)	5,745	5,777
6.11% 07/15/40 (b)(h)	12,290	12,357
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.94% 03/15/48 (g)(h)(i)	3,634,106	159,465
Morgan Stanley Capital I Trust 2006-IQ11
6.25% 10/15/42 (h)(i)	250,000	255,062
Morgan Stanley Capital I Trust 2006-T21
5.24% 10/12/52 (h)(i)	25,355	25,574
UBS Commercial Mortgage Trust 2018-C12
4.79% 08/15/51 (i)	213,000	219,792
Wells Fargo Commercial Mortgage Trust 2015-C26
1.23% 02/15/48 (g)(h)(i)	2,932,109	167,908
Wells Fargo Commercial Mortgage Trust 2018-AUS
4.06% 07/17/36 (b)(i)	343,000	348,392
WFRBS Commercial Mortgage Trust 2013-C17
4.26% 12/15/46 (h)	235,000	239,865
WFRBS Commercial Mortgage Trust 2014-LC14
4.35% 03/15/47 (h)(i)	533,000	542,303

		6,820,658

Sovereign Bonds - 0.6%
Government of Chile
3.86% 06/21/47 (h)	200,000	186,750
Government of Colombia
5.00% 06/15/45 (h)	200,000	190,704
Government of Mexico
4.00% 10/02/23	86,000	85,644

	Principal Amount ($) or Number of Shares	Fair Value $
4.75% 03/08/44 (h)	200,000	181,550
Government of Oman
4.13% 01/17/23 (b)(h)	220,000	201,874
Government of Panama
4.00% 09/22/24 (h)	200,000	201,530
Government of Peru
5.63% 11/18/50 (h)	105,000	123,202
Government of Philippines
3.95% 01/20/40	200,000	195,322
Government of Uruguay
5.10% 06/18/50	105,744	103,934

		1,470,510

Municipal Bonds and Notes - 0.9%
American Municipal Power Inc.
6.27% 02/15/50 (h)	135,000	167,535
Metropolitan St. Louis Sewer District
5.00% 05/01/47	400,000	452,564
New Jersey Transportation Trust Fund Authority
6.88% 12/15/39 (h)	165,000	167,241
Port Authority of New York & New Jersey
4.46% 10/01/62 (h)	470,000	478,182
State of California
4.60% 04/01/38	200,000	206,270
5.70% 11/01/21 (h)	280,000	301,154
State of Illinois
5.10% 06/01/33 (h)	95,000	90,576
The University of Texas System
3.35% 08/15/47 (h)	115,000	104,129

		1,967,651

Total Bonds and Notes (Cost $224,976,624)		223,268,520

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $186,475) (h)(i)	7,459	183,268

Total Investments in Securities (Cost $225,163,099)		223,451,788

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	81

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Short-Term Investments - 17.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.31% (Cost $41,181,071) (d)(h)(n)	41,181,071	41,181,071

Total Investments (Cost $266,344,170)		264,632,859

Liabilities in Excess of Other Assets, net - (15.3)%		(35,155,839)

NET ASSETS - 100.0%		229,477,020

Other Information:

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

Markit CDX North America High Yield Index	Intercontinental Exchange	$2,569	5.00%/ Quarterly	12/20/23	$52,147	$141,210	$(89,063)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

CME Group, Inc.	$10,655	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(137,272)	$—	$(137,272)
CME Group, Inc.	10,657	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(138,634)	—	(138,634)

								$(275,906)

The Fund had the following long futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

Ultra Long-Term U.S. Treasury Bond Futures	March 2019	59	$9,134,530	$9,478,599	$344,069
2 Yr. U.S. Treasury Notes Futures	March 2019	214	45,142,911	45,434,875	291,964
5 Yr. U.S. Treasury Notes Futures	March 2019	68	7,699,153	7,798,750	99,597
10 Yr. U.S. Treasury Notes Futures	March 2019	120	14,343,068	14,641,875	298,806

					$1,034,436

See Notes to Schedules of Investments and Notes to Financial Statements.

82	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

The Fund had the following short futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

U.S. Long Bond Futures	March 2019	24	$(3,341,196)	$(3,504,000)	$(162,804)
10 Yr. U.S. Treasury Ultra Futures	March 2019	65	(8,205,706)	(8,455,078)	(249,372)

					$(412,176)

During the period ended December 31, 2018 average notional values related to derivative contracts were as follows:

	Purchased Call Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts

Average Notional Value	$30,413	$14,250	$77,580,399	$25,610,545	$4,573,395	$21,459,199

TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Income Fund	Investments in Securities

	U.S. Treasuries	$—	$60,577,270	$—	$60,577,270

	Agency Mortgage Backed	—	46,250,230	—	46,250,230

	Agency Collateralized Mortgage Obligations	—	1,788,030	—	1,788,030

	Asset Backed	—	6,356,719	—	6,356,719

	Corporate Notes	—	98,037,452	—	98,037,452

	Non-Agency Collateralized Mortgage Obligations	—	6,820,658	—	6,820,658

	Sovereign Bonds	—	1,470,510	—	1,470,510

	Municipal Bonds and Notes	—	1,967,651	—	1,967,651

	Preferred Stock	183,268	—	—	183,268

	Short-Term Investments	41,181,071	—	—	41,181,071

	Total Investments in Securities	$41,364,339	$223,268,520	$—	$264,632,859

	Other Financial Instruments

	Credit Default Swap Contracts - Unrealized Depreciation	$—	$(89,063)	$—	$(89,063)

	Interest Rate Swap Contracts - Unrealized Depreciation	—	(275,906)	—	(275,906)

	Long Futures Contracts - Unrealized Appreciation	1,034,436	—	—	1,034,436

	Short Futures Contracts - Unrealized Depreciation	(412,176)	—	—	(412,176)

	Total Other Financial Instruments	$622,260	$(364,969)	$—	$257,291

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	83

Elfun Income Fund

Schedule of Investments, continued — December 31, 2018

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	8,419,038	$8,419,038	$116,257,411	$83,495,378	$—	$—	41,181,071	$41,181,071	$280,917

See Notes to Schedules of Investments and Notes to Financial Statements.

84	Elfun Income Fund

Elfun Government Money Market Fund

Management Discussion of Fund Performance — December 31, 2018 (Unaudited)

The Elfun Government Money Market Fund (the “Fund”) seeks a high level of current income consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Daily-Linked 90- Day T-Bill (the “Index”).

For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund was 1.55%, and the Index was 1.99%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Security selection, yield curve and market effect were primary drivers of Fund performance during the Reporting Period relative to the Index. The year saw four central bank rate hikes and significant volatility in money market rates. The Fund took these rate hikes in stride with no negative consequence. The U.S. tax deal in December of 2017 brought on a wave of Treasury Bill issuance in 2018. This issuance coupled with U.S. corporate off shore profits being repatriated cause a significant widening in the yield difference between LIBOR and Overnight Index Swaps (OIS). This spread, also referred to as “LOIS”, widened by approximately 45 basis points in the first quarter only to slowly contract as the year went on. The Fund was not impacted by this widening in spread due to the Fund not owning U.S. corporate debt. The year also saw the debut of the Secured Overnight Financing Rate (“SOFR”). This rate will ultimately replace LIBOR as a short term benchmark rate. The SOFR rate is made up of approximately $800 billion of overnight repurchase trades backed by U.S. Treasury collateral. The Fund did purchase some floating rate notes whose rate resets off this Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Elfun Government Money Market Fund	85

Elfun Government Money Market Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2018	$1,000.00	$1,000.00
Ending Account Value December 31, 2018	$1,009.10	$1,023.64
Expenses Paid During Period*	$1.57	$1.58

*	Expenses are equal to the Fund’s annualized expense ratio of 0.31%** (for the period July 1, 2018-December 31, 2018), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

86	Elfun Government Money Market Fund

Elfun Government Money Market Fund

Performance Summary — December 31, 2018 (Unaudited)

Sector Allocation

Portfolio composition as a % of Investments of $104,813 (in thousands) on December 31, 2018 (a)

Average Annual Total Return for the periods ended December 31, 2018

(Inception date: 6/13/90)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Government Money Market Fund	1.55%	0.46%	0.30%	$10,304

90 Day U.S. Treasury-Bill	1.99%	0.67%	0.38%	$10,347

(a)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Elfun Government Money Market Fund	87

Elfun Government Money Market Fund

Performance Summary, continued — December 31, 2018 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

An investment in the Elfun Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the Fund.

88	Elfun Government Money Market Fund

Elfun Government Money Market Fund

Schedule of Investments — December 31, 2018

	Principal Amount ($)	Amortized Cost $

Short-Term Investments - 100.5%†
U.S. Treasuries - 26.0%
U.S. Treasury Bills 2.22% 01/03/19 (d)	1,000,000	999,879
2.25% 01/10/19 (d)	1,750,000	1,749,036
2.26% 01/10/19 (d)	3,000,000	2,998,335
2.28% 01/02/19 (d)	1,000,000	999,938
2.30% 01/17/19 (d)	1,200,000	1,198,799
2.31% 01/17/19 (d)	800,000	799,193
2.32% 01/08/19 (d)	3,000,000	2,998,667
2.34% 01/15/19 (d)	1,000,000	999,106
2.35% 01/31/19 (d)	1,800,000	1,796,542
2.36% 01/31/19 (d)	200,000	199,615
2.37% 02/07/19 (d)	1,000,000	997,616
2.39% 01/29/19 - 02/21/19 (d)	3,750,000	3,739,125
2.41% 02/28/19 - 03/07/19 (d)	1,750,000	1,742,991
2.42% 03/14/19 (d)	1,500,000	1,492,875
2.48% 04/18/19 (d)	1,000,000	992,822
2.49% 05/02/19 (d)	700,000	694,283
2.55% 06/13/19 (d)	500,000	494,386
2.57% 07/05/19 (d)	1,000,000	987,266
U.S. Treasury Notes 0.88% 04/15/19	400,000	398,214
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.07% 2.55% 04/30/19 (i)	830,000	830,350

		27,109,038

U.S. Government Agency Obligations - 40.9%
Fannie Mae Discount Notes 2.24% 01/02/19 (d)	500,000	499,970
2.28% 01/09/19 (d)	300,000	299,851
2.43% 02/27/19 (d)	900,000	896,604
Federal Farm Credit Banks 1 month USD LIBOR - 0.03% 2.48% 06/24/19 (i)	1,250,000	1,250,656
Federal Farm Credit Banks 1 month USD LIBOR - 0.09% 2.42% 07/25/19 (i)	550,000	550,000
Federal Farm Credit Banks 1 month USD LIBOR - 0.10% 2.38% 09/20/19 (i)	500,000	499,982
Federal Farm Credit Banks 1 month USD LIBOR - 0.11% 2.35% 01/15/19 (i)	200,000	200,000
Federal Farm Credit Banks 1 month USD LIBOR - 0.14% 2.38% 07/02/19 (i)	350,000	349,991
Federal Farm Credit Banks 1 month USD LIBOR - 0.15% 2.31% 07/18/19 (i)	250,000	249,986

	Principal Amount ($)	Amortized Cost $
2.37% 01/29/19 (i)	400,000	400,000
Federal Home Loan Bank Discount Notes 2.25% 01/24/11 (d)	750,000	748,946
2.26% 01/03/11 - 01/02/19 (d)	1,500,000	1,499,876
2.29% 01/11/19 (d)	500,000	499,688
2.30% 01/15/19 - 01/17/19 (d)	1,150,000	1,148,906
2.34% 02/12/19 - 02/13/19 (d)	950,000	947,430
2.35% 02/11/11 - 02/19/19 (d)	950,000	947,281
2.39% 01/23/19 (d)	1,000,000	998,567
2.41% 02/13/19 (d)	2,500,000	2,492,932
2.42% 02/20/19 (d)	1,000,000	996,703
2.43% 02/27/19 (d)	1,000,000	996,224
2.45% 03/15/19 - 03/20/19 (d)	2,500,000	2,487,491
2.47% 03/29/19 (d)	1,500,000	1,491,209
Federal Home Loan Banks 1 month USD LIBOR - 0.08% 2.39% 03/20/19 (i)	1,500,000	1,499,929
Federal Home Loan Banks 1 month USD LIBOR - 0.09% 2.29% 04/05/19 (i)	2,000,000	2,000,000
2.42% 06/24/19 (i)	450,000	450,000
Federal Home Loan Banks 1 month USD LIBOR - 0.10% 2.41% 03/25/19 (i)	450,000	450,000
Federal Home Loan Banks 1 month USD LIBOR - 0.13% 2.33% 07/16/19 (i)	650,000	650,000
2.38% 01/24/19 - 07/26/19 (i)	2,500,000	2,500,000
2.39% 03/01/19 (i)	750,000	750,000
2.40% 03/01/19 (i)	600,000	600,000
Federal Home Loan Banks 1 month USD LIBOR - 0.14% 2.38% 02/01/19 (i)	2,000,000	1,999,987
Federal Home Loan Banks 3 month USD LIBOR - 0.32% 2.09% 04/10/19 (i)	1,300,000	1,300,000
Federal Home Loan Banks 3 month USD LIBOR - 0.33% 2.08% 01/04/19 (i)	1,000,000	1,000,000
Federal Home Loan Mortgage Corp. 1 month USD LIBOR - 0.00% 2.53% 09/20/19 (j)	500,000	500,000
Federal Home Loan Mortgage Corp. 1 month USD LIBOR - 0.10% 2.36% 03/18/19 (i)	400,000	400,000
2.37% 06/19/19 (i)	900,000	900,000

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Government Money Market Fund	89

Elfun Government Money Market Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Amortized Cost $

Federal Home Loan Mortgage Corp. 1 month USD LIBOR - 0.15% 2.24% 02/08/19 (i)	500,000	500,000
Federal Home Loan Mortgage Corp. 3 month USD LIBOR - 0.33% 2.08% 04/09/19 (i)	1,300,000	1,300,000
Federal Home Loan Mortgage Corp. 3 month USD LIBOR - 0.34% 2.07% 01/09/19 (i)	1,200,000	1,200,000
Federal Home Loan Mortgage Corp. SOFR + 0.03% 2.49% 06/19/19 (i)	1,000,000	1,000,000
Federal National Mortgage Assoc. 1 month USD LIBOR + 0.00% 2.39% 03/08/19 (i)	600,000	600,082
Federal National Mortgage Assoc. SOFR + 0.04% 2.50% 04/30/19 (i)	600,000	600,000
Federal National Mortgage Assoc. SOFR + 0.08% 2.54% 01/30/19 (i)	1,000,000	1,000,000
Freddie Mac Discount Notes 2.44% 03/20/19 (d)	1,000,000	994,822

		42,647,113

Repurchase Agreements - 33.6%
BNP Paribas S.A. U.S. Treasury Repo 2.95% dated 12/31/18, to be repurchased at $12,000,983 on 01/02/19 collateralized by $3,669,355 U.S. Treasury Bonds, 4.75% to 8.75%, maturing on 05/15/20 to 02/15/37, collateralized by $8,570,693 U.S. Treasury Notes, 1.50% to 2.88%, maturing from 08/15/20 to 07/31/25. 01/02/19	12,000,000	12,000,000

	Principal Amount ($)	Amortized Cost $
Citigroup Global Markets, Inc. U.S. Treasury Repo 2.95% dated 12/31/18, to be repurchased at $9,000,738 on 01/02/19 collateralized by $9,180,053 U.S. Treasury Notes, 0.88% to 1.38%, maturing on 09/15/19 to 09/30/23. 01/02/19	9,000,000	9,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 2.95% dated 12/31/18, to be repurchased at $14,058,152 on 01/02/19 collateralized by $14,338,238 U.S. Treasury Bonds, 3.38% to 8.75% maturing from 08/15/20 to 05/15/44. 01/02/19	14,057,000	14,057,000

		35,057,000

Total Short-Term Investments (Cost $104,813,151)		104,813,151

Liabilities in Excess of Other Assets, net - (0.5)%		(538,136)

NET ASSETS - 100.0%		104,275,015

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Government Money Market Fund	Investments in Securities

	U.S. Treasuries	$—	$27,109,038	$—	$27,109,038

	U.S. Government Agency Obligations	—	42,647,113	—	42,647,113

	Repurchase Agreements	—	35,057,000	—	35,057,000

	Total Investments in Securities	$—	$104,813,151	$—	$104,813,151

See Notes to Schedules of Investments and Notes to Financial Statements.

90	Elfun Government Money Market Fund

Elfun Funds

Notes to Schedules of Investments — December 31, 2018

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to $4,291,178 or 2.36% and $18,414,134 or 8.02% of the net assets of the Elfun Diversified Fund and Elfun Income Fund, respectively. These securities have been determined to be liquid using procedures established by each Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(d)	Coupon amount represents effective yield.
(e)	State Street Corporation is the parent company of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At December 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(i)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(j)	Step coupon bond.
(k)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and are used to pay principal and interest on such bonds.
(l)

Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(m)	The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Income Fund had no insurance concentrations of 5% or greater as of December 31, 2018 (as a percentage of net assets).
(n)

Sponsored by SSGA Funds Management, Inc., the Funds’ investment advisor and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2018.
*	Less than 0.05%
**	Less than $0.50

Abbreviations:

ADR - American Depositary Receipt

AGC - Assured Guaranty Corporation

AGMC - Assured Guaranty Municipal Company

AMBAC - AMBAC Indemnity Corporation

FGIC - Financial Guaranty Insurance Corporation

LIBOR - London Interbank Offered Rate

NPFG - National Public Finance Guaranty Corporation

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

SPDR - Standard and Poor’s Depositary Receipt

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

Notes to Schedules of Investments	91

Elfun International Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/18	12/31/17	12/31/16		12/31/15*	12/31/14*
Inception date						1/1/88

Net asset value, beginning of period	$22.68	$18.73	$19.31		$19.70	$21.93

Income/(loss) from investment operations:
Net investment income	0.45 (a)	0.34 (a)	0.41		0.34	0.58
Net realized and unrealized gains/(losses) on investments	(4.16)	3.96	(0.58)		(0.37)	(2.24)

Total income/(loss) from investment operations	(3.71)	4.30	(0.17)		(0.03)	(1.66)

Less distributions from:
Net investment income	0.46	0.35	0.41		0.36	0.57

Total distributions	0.46	0.35	0.41		0.36	0.57

Net asset value, end of period	$18.51	$22.68	$18.73		$19.31	$19.70

Total Return(b)	(16.33)%	22.99%	(0.86)%		(0.18)%	(7.62)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$183,982	$237,769	$208,044		$234,448	$254,310

Ratios to average net assets:
Net expenses	0.36%	0.36%	0.37	%(c)(e)	0.35%	0.33	%(c)(d)
Gross expenses	0.36%	0.36%	0.43	%(c)(e)	0.35%	0.33%
Net investment income	2.06%	1.64%	2.11%		1.59%	2.54%
Portfolio turnover rate	27%	30%	33%		24%	36%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(c)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management, Inc., the Fund’s investment adviser and administrator prior to July 1, 2016.
(d)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(e)	The net and gross expense ratios include the refunded custody expense. Without the effect of the refunded custody expense, the net and gross ratio would have been 0.40% and 0.47%, respectively.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

92	Financial Highlights

Elfun Trusts

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Inception date					5/27/35

Net asset value, beginning of period	$60.36	$53.23	$54.59	$58.02	$56.07

Income/(loss) from investment operations:
Net investment income	0.74 (a)	0.76 (a)	0.81	0.80	0.75
Net realized and unrealized gains/(losses) on investments	(2.85)	12.88	2.54	0.25	6.67

Total income/(loss) from investment operations	(2.11)	13.65	3.35	1.05	7.42

Less distributions from:
Net investment income	0.76	0.78	0.79	0.80	0.75
Net realized gains	7.35	5.74	3.92	3.68	4.72

Total distributions	8.11	6.52	4.71	4.48	5.47

Net asset value, end of period	$50.14	$60.36	$53.23	$54.59	$58.02

Total Return(b)	(3.39)%	25.61%	6.08%	1.70%	13.13%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,427,667	$2,737,919	$2,331,966	$2,364,319	$2,476,637

Ratios to average net assets:
Net expenses	0.19%	0.18%	0.18%	0.16%	0.18	%(c)
Gross expenses	0.19%	0.18%	0.18%	0.16%	0.18%
Net investment income	1.17%	1.25%	1.43%	1.32%	1.26%
Portfolio turnover rate	18%	16%	15%	11%	13%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	93

Elfun Diversified Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/18	12/31/17	12/31/16		12/31/15*	12/31/14*
Inception date						1/1/88

Net asset value, beginning of period	$18.60	$17.91	$17.50		$18.78	$19.84

Income/(loss) from investment operations:
Net investment income	0.42 (a)	0.43 (a)	0.38		0.34	0.37
Net realized and unrealized gains/(losses) on investments	(1.45)	2.32	0.58		(0.57)	0.62

Total income/(loss) from investment operations	(1.03)	2.75	0.96		(0.23)	0.99

Less distributions from:
Net investment income	0.43	0.46	0.36		0.34	0.37
Net realized gains	0.12	1.60	0.19		0.71	1.65
Return of capital	—	—	—		—	0.03

Total distributions	0.55	2.06	0.55		1.05	2.05

Net asset value, end of period	$17.02	$18.60	$17.91		$17.50	$18.78

Total Return(b)	(5.51)%	15.40%	5.48%		(1.25)%	4.95%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$181,943	$209,939	$198,938		$209,688	$230,123

Ratios to average net assets:
Net expenses	0.33%	0.40%	0.39	%(b)(c)	0.37%	0.39	%(c)(d)
Gross expenses	0.33%	0.40%	0.39	%(c)	0.37%	0.39%
Net investment income	2.26%	2.23%	1.98%		1.69%	1.79%
Portfolio turnover rate	72%	186%	116%		123%	176%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(c)	The net and gross expense ratios include the refunded custody expense. Without the effect of the refunded custody expense, the ratios would have been 0.45%.
(d)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

94	Financial Highlights

Elfun Tax-Exempt Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Inception date					1/1/80

Net asset value, beginning of period	$11.55	$11.48	$11.88	$11.97	$11.34

Income/(loss) from investment operations:
Net investment income	0.46 (a)	0.46 (a)	0.46	0.46	0.47
Net realized and unrealized gains/(losses) on investments	(0.36)	0.07	(0.40)	(0.09)	0.63

Total income from investment operations	0.10	0.53	0.06	0.37	1.10

Less distributions from:
Net investment income	0.46	0.46	0.46	0.46	0.47

Total distributions	0.46	0.46	0.46	0.46	0.47

Net asset value, end of period	$11.19	$11.55	$11.48	$11.88	$11.97

Total Return(b)	0.90%	4.71%	0.42%	3.21%	9.85%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,376,980	$1,471,350	$1,495,248	$1,588,272	$1,624,266

Ratios to average net assets:
Net expenses	0.21%	0.20%	0.20%	0.18%	0.21%
Gross expenses	0.21%	0.20%	0.20%	0.18%	0.21%
Net investment income	4.06%	4.00%	3.84%	3.92%	4.01%
Portfolio turnover rate	18%	26%	31%	22%	34%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	95

Elfun Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Inception date					12/31/84

Net asset value, beginning of period	$11.44	$11.28	$11.26	$11.57	$11.22

Income/(loss) from investment operations:
Net investment income	0.32 (a)	0.29 (a)	0.30	0.32	0.29
Net realized and unrealized gains/(losses) on investments	(0.41)	0.15	0.09	(0.29)	0.35

Total income/(loss) from investment operations	(0.09)	0.44	0.39	0.03	0.64

Less distributions from:
Net investment income	0.33	0.28	0.28	0.32	0.29
Net realized gains	—	—	0.09	0.02	0.00	(b)

Total distributions	0.33	0.28	0.37	0.34	0.29

Net asset value, end of period	$11.02	$11.44	$11.28	$11.26	$11.57

Total Return(c)	(0.80)%	3.90%	3.52%	0.22%	5.75%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$229,477	$261,189	$276,142	$289,872	$312,756

Ratios to average net assets:
Net expenses	0.34%	0.33%	0.31%	0.28%	0.29	%(d)
Gross expenses	0.34%	0.33%	0.31%	0.28%	0.29%
Net investment income	2.88%	2.54%	2.63%	2.71%	2.50%
Portfolio turnover rate	207%	299%	238%	278%	326%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

96	Financial Highlights

Elfun Government Money Market Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/18	12/31/17	12/31/16		12/31/15*		12/31/14*
Inception date							6/13/90

Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00

Income/(loss) from investment operations:
Net investment income	0.02 (a)	0.01 (a)	0.00	(b)	—		—

Total income from investment operations	0.02	0.01	0.00	(b)	—		—

Less distributions from:
Net investment income	0.02	0.01	0.00	(b)	0.00	(b)	0.00	(b)
Net realized gains	—	0.00 (b)	—		—		—

Total distributions	0.02	0.01	0.00	(b)	0.00	(b)	0.00	(b)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(c)	1.55%	0.58%	0.06%		0.08%		0.05%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$104,275	$109,828	$111,339		$129,039		$139,218

Ratios to average net assets:
Net expenses	0.32%	0.34%	0.49	%(e)	0.09	%(d)	0.05	%(d)
Gross expenses	0.32%	0.34%	0.49	%(e)	0.25%		0.36%
Net investment income (loss)	1.53%	0.56%	(0.11	)%(e)	—%		—%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Reflects a voluntary waiver of management fees and/or subsidy of certain expenses by GEAM, the adviser and administrator of the Fund prior to July 1, 2016.
(e)	Ratio includes income tax expense. Without this expense, the net and gross expense ratios would have been 0.33% and the net investment income ratio would have been 0.05%.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	97

Elfun Funds

Statements of Assets and Liabilities — December 31, 2018

	Elfun International Equity Fund	Elfun Trusts

Assets
Investments in securities, at fair value (cost $173,067,843; $1,595,066,765; $122,616,787; $1,329,038,434; $225,163,099 and $0, respectively)	$178,104,321	$2,364,623,150
Investments in affiliated securities, at fair value (cost $0; $0; $51,158,247; $0; $0 and $0, respectively)	—	—
Short-term investments, at fair value (cost $0; $0; $2,675,511; $0 ; $0 and $69,756,151, respectively)	—	—
Short-term affiliated investments, at cost and fair value	6,135,132	60,719,231
Repurchase agreements	—	—
Cash	3,408	—
Cash collateral on deposit with broker for swap contracts	—	—
Receivable for investments sold	65	—
Income receivables	530,873	4,345,300
Receivable for fund shares sold	4,315	218,022
Income receivable from affiliated investments	12,409	221,062
Receivable for accumulated variation margin on futures contracts	—	—
Receivable for accumulated variation margin on swap contracts	—	—

Total assets	184,790,523	2,430,126,765

Liabilities
Distribution payable to shareholders	—	—
Due to custodian	—	—
Net cash collateral on futures contracts due to broker	—	—
Payable for investments purchased	—	—
Payable for fund shares redeemed	680,656	1,937,343
Payable for accumulated variation margin on swap contracts	—	—
Payable to the Adviser	33,719	303,397
Payable for custody, fund accounting and sub-administration fees	9,960	1,208
Accrued other expenses	60,178	217,334
Accrued foreign capital gains tax	24,041	—

Total liabilities	808,554	2,459,282

Net Assets	$183,981,969	$2,427,667,483

Net Assets Consist of:
Capital paid in	$186,805,975	$1,657,387,715
Total distributable earnings (loss)	$(2,824,006)	$770,279,768

Net Assets	$183,981,969	$2,427,667,483

Shares outstanding (Par value $10; $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)	9,938,679	48,418,772
Net asset value, offering and redemption price per share	$18.51	$50.14

The accompanying Notes are an integral part of these financial statements.

98	Statements of Assets and Liabilities

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$126,955,056	$1,351,099,395	$223,451,788	$—
48,022,027	—	—	—
2,675,519	—	—	69,756,151
14,521,162	12,476,076	41,181,071	—
—	—	—	35,057,000
—	—	—	72
54,338	—	208,525	—
2,582,472	—	18,197,063	—
522,994	18,323,271	1,515,302	—
917	189,898	67,805	688,267
29,897	13,063	74,770	56,769
183,601	—	623,416	—
15,886	—	85,811	—

195,563,869	1,382,101,703	285,405,551	105,558,259

—	1,437,618	145,579	12,531
26,339	—	21,952	—
157,782	—	810,211	—
13,111,935	—	54,350,813	987,266
101,428	3,354,610	62,367	192,118
73,424	—	313,874	—
26,782	186,965	32,995	8,238
43,815	4,038	112,498	16,790
79,141	138,432	78,242	66,301
—	—	—	—

13,620,646	5,121,663	55,928,531	1,283,244

$181,943,223	$1,376,980,040	$229,477,020	$104,275,015

$180,732,135	$1,373,430,438	$237,706,730	$104,275,018
$1,211,088	$3,549,602	$(8,229,710)	$(3)

$181,943,223	$1,376,980,040	$229,477,020	$104,275,015

10,693,058	123,016,883	20,816,924	104,275,018
$17.02	$11.19	$11.02	$1.00

The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	99

Elfun Funds

Statements of Operations — For the year ended December 31, 2018

	Elfun International Equity Fund	Elfun Trusts

Investment Income
Income
Dividend	$5,895,653	$36,024,630
Interest	12	—
Income from affiliated investments	126,163	1,888,083
Less: Foreign taxes withheld	(608,986)	—

Total income	5,412,842	37,912,713

Expenses
Advisory and administration fees	469,385	3,909,006
Blue Sky fees	26,916	30,501
Transfer agent fees	123,201	503,355
Trustees’ fees	16,335	52,853
Custody, fund accounting and sub-administration fees	90,629	434,441
Professional fees	43,342	47,321
Other expenses	34,082	232,711

Total expenses	803,890	5,210,188

Net investment income	$4,608,952	$32,702,525

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$2,976,771	$313,947,889
Affiliated investments	—	—
Futures	143,362	—
Written options	—	—
Swap contracts	—	—
Foreign currency transactions	(125,438)	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(44,624,409)	(427,642,446)
Affiliated investments	—	—
Futures	(28,153)	—
Swap contracts	—	—
Foreign currency translations	(8,386)	—

Net realized and unrealized gain (loss) on investments	(41,666,253)	(113,694,557)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(37,057,301)	$(80,992,032)

The accompanying Notes are an integral part of these financial statements.

100	Statements of Operations

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$1,522,516	$—	$10,081	$—
1,877,245	60,170,963	7,472,910	1,884,946
1,827,215	216,085	280,917	—
(158)	—	—	—

5,226,818	60,387,048	7,763,908	1,884,946

343,427	2,261,281	408,992	101,912
28,326	27,866	28,614	25,216
100,744	219,883	118,933	73,481
15,952	33,781	16,564	14,469
58,981	231,775	168,438	60,664
56,873	42,278	49,185	38,117
64,727	122,623	34,046	14,115

669,030	2,939,487	824,772	327,974

$4,557,788	$57,447,561	$6,939,136	$1,556,972

$1,235,746	$(2,154,716)	$(5,183,282)	$(3)
43,432	—	—	—
(274,288)	—	(711,298)	—
35,977	—	141,747	—
72,317	—	326,160	—
(387)	—	—	—

(6,966,542)	(43,488,260)	(4,037,541)	—
(9,585,934)	—	—	—
168,762	—	569,712	—
(78,188)	—	(289,623)	—
(86)	—	—	—

(15,349,191)	(45,642,976)	(9,184,125)	(3)

$(10,791,403)	$11,804,585	$(2,244,989)	$1,556,969

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	101

Elfun Funds

Statements of Changes in Net Assets

	Elfun International Equity Fund		Elfun Trusts
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017
Increase (Decrease) in Net Assets

Operations:
Net investment income	$4,608,952	$3,662,791	$32,702,525	$32,563,837
Net realized gain (loss) on investments, futures, swap contracts, options contracts, and foreign currency related transactions	2,994,695	(1,119,223)	313,947,889	239,503,606
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	(44,660,948)	43,347,073	(427,642,446)	313,411,667

Net increase (decrease) from operations	(37,057,301)	45,890,641	(80,992,032)	585,479,110

Distributions to shareholders:
Total distributions	(4,494,291)	(3,655,776)	(346,605,889)	(272,201,212)

Increase (decrease) in assets from operations and distributions	(41,551,592)	42,234,865	(427,597,921)	313,277,898

Share transactions:
Proceeds from sale of shares	3,187,752	4,172,093	53,658,651	50,712,147
Value of distributions reinvested	3,868,438	3,163,834	278,812,837	217,798,384
Cost of shares redeemed	(19,291,445)	(19,846,304)	(215,125,396)	(175,834,878)

Net increase (decrease) from share transactions	(12,235,255)	(12,510,377)	117,346,092	92,675,653

Total increase (decrease) in net assets	(53,786,847)	29,724,488	(310,251,829)	405,953,551

Net Assets
Beginning of year	237,768,816	208,044,328	2,737,919,312	2,331,965,761

End of year	$183,981,969	$237,768,816	$2,427,667,483	$2,737,919,312

Changes in Fund Shares
Shares sold	142,810	196,928	886,867	842,367
Issued for distributions reinvested	211,506	140,117	5,602,033	3,601,757
Shares redeemed	(899,037)	(961,741)	(3,429,325)	(2,890,514)

Net increase (decrease) in fund shares	(544,721)	(624,696)	3,059,575	1,553,610

For the year ended December 31, 2017, the source of distributions paid to shareholders was (See Note 11 in the Notes to Financial Statements):

Net investment income		$(3,655,776)		$(32,575,926)
Net realized gains		—		(239,625,286)

Total distributions		(3,655,776)		(272,201,212)

Undistributed net investment income as of December 31, 2017:		$9,676		$—

The accompanying Notes are an integral part of these financial statements.

102	Statements of Changes in Net Assets

Elfun Diversified Fund		Elfun Tax-Exempt Income Fund
Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

$4,557,788	$4,574,028	$57,447,561	$59,636,606
1,112,797	18,476,598	(2,154,716)	(2,447,208)
(16,461,988)	6,456,534	(43,488,260)	12,274,701

(10,791,403)	29,507,160	11,804,585	69,464,099

(5,726,511)	(21,137,965)	(57,447,575)	(59,636,585)

(16,517,914)	8,369,195	(45,642,990)	9,827,514

5,751,778	5,048,518	52,101,473	35,753,804
4,986,474	18,727,487	39,620,528	41,248,494
(22,216,449)	(21,143,587)	(140,449,316)	(110,727,469)

(11,478,197)	2,632,418	(48,727,315)	(33,725,171)

(27,996,111)	11,001,613	(94,370,305)	(23,897,657)

209,939,334	198,937,721	1,471,350,345	1,495,248,002

$181,943,223	$209,939,334	$1,376,980,040	$1,471,350,345

312,332	264,253	4,614,192	3,093,499
294,883	1,010,111	3,522,242	3,565,302
(1,199,520)	(1,098,217)	(12,474,273)	(9,567,674)

(592,305)	176,147	(4,337,839)	(2,908,873)

	$(4,765,419)		$(59,636,585)
	(16,372,546)		—

	(21,137,965)		(59,636,585)

	$—		$62,826

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	103

Elfun Funds

Statements of Changes in Net Assets

	Elfun Income Fund		Elfun Government Money Market Fund
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Increase (Decrease) in Net Assets

Operations:
Net investment income	$6,939,136	$6,878,857	$1,556,972	$604,201
Net realized gain (loss) on investments, futures, swap contracts, options contracts, and foreign currency related transactions	(5,426,673)	490,317	(3)	—
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(3,757,452)	3,041,432	—	—

Net increase (decrease) from operations	(2,244,989)	10,410,606	1,556,969	604,201

Distributions to shareholders:
Total distributions	(7,065,178)	(6,577,379)	(1,556,972)	(614,831)

Increase (decrease) in assets from operations and distributions	(9,310,167)	3,833,227	(3)	(10,630)

Share transactions:
Proceeds from sale of shares	10,263,456	10,184,726	49,255,283	45,174,015
Value of distributions reinvested	5,368,470	5,003,427	1,430,523	562,402
Cost of shares redeemed	(38,033,816)	(33,974,499)	(56,238,963)	(47,236,144)

Net increase (decrease) from share transactions	(22,401,890)	(18,786,346)	(5,553,157)	(1,499,727)

Total increase (decrease) in net assets	(31,712,057)	(14,953,119)	(5,553,160)	(1,510,357)

Net Assets
Beginning of year	261,189,077	276,142,196	109,828,175	111,338,532

End of year	$229,477,020	$261,189,077	$104,275,015	$109,828,175

Changes in Fund Shares
Shares sold	925,381	893,694	49,255,283	45,174,014
Issued for distributions reinvested	485,128	437,971	1,430,523	562,402
Shares redeemed	(3,427,061)	(2,976,318)	(56,238,963)	(47,236,144)

Net decrease in fund shares	(2,016,552)	(1,644,653)	(5,553,157)	(1,499,728)

For the year ended December 31, 2017, the source of distributions paid to shareholders was (See Note 11 in the Notes to Financial Statements):

Net investment income		$(6,577,379)		$(604,201)
Net realized gains		—		(10,630)

Total distributions		(6,577,379)		(614,831)

Undistributed net investment income as of December 31, 2017:		$347,347		$—

The accompanying Notes are an integral part of these financial statements.

104	Statements of Changes in Net Assets

Elfun Funds

Notes to Financial Statements — December 31, 2018

1.	Organization of the Funds

The Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of each Fund (each, a “Board”). The Committee provides oversight of the valuation of investments for the Funds. Each Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Boards.

Notes to Financial Statements	105

Elfun Funds

Notes to Financial Statements, continued — December 31, 2018

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Boards.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Boards. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in each Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not Fund specific are allocated pro rata across the Funds.

106	Notes to Financial Statements

Elfun Funds

Notes to Financial Statements, continued — December 31, 2018

Foreign Currency Translation  The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the period, the Elfun Diversified Fund and Elfun Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Repurchase Agreements  Certain Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s the principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

Notes to Financial Statements	107

Elfun Funds

Notes to Financial Statements, continued — December 31, 2018

As of December 31, 2018, the Elfun Government Money Market Fund had invested in repurchase agreements with the gross values of $35,057,000 and associated collateral equal to $35,758,339.

4.	Derivative Financial Instruments

Futures Contracts  Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

During the fiscal year ended December 31, 2018, the following Funds entered into futures contracts for strategies listed below:

Funds	Strategies
Elfun International Equity Fund	Equitization of Cash
Elfun Diversified Fund	Manage exposure to interest rates and Equitization of Cash
Elfun Income Fund	Manage exposure to interest rates

Credit Default Swaps  During the fiscal year ended December 31, 2018, the Elfun Diversified Fund and Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.

As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested

108	Notes to Financial Statements

Elfun Funds

Notes to Financial Statements, continued — December 31, 2018 in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the fiscal year ended December 31, 2018, the Elfun Diversified Fund and Elfun Income Fund entered into interest rate swaps in order to manage exposure to interest rates.

Options on Exchanged-Traded Futures Contracts  Certain Funds may purchase and write options, including options on exchanged-traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

During the fiscal year ended December 31, 2018, the Elfun Diversified Fund and the Elfun Income Fund purchased and wrote options in order to manage exposure to interest rates.

The following tables summarize the value of the Funds’ derivative instruments as of December 31, 2018 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun Diversified Fund
Futures Contracts	$183,601	$—	$—	$—	$—	$183,601
Swap Contracts	$—	$—	$15,886	$—	$—	$15,886
Elfun Income Fund
Futures Contracts	$623,416	$—	$—	$—	$—	$623,416
Swap Contracts	$—	$—	$85,811	$—	$—	$85,811

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun Diversified Fund
Swap Contracts	$(73,424)	$—	$—	$—	$—	$(73,424)
Elfun Income Fund
Swap Contracts	$(313,874)	$—	$—	$—	$—	$(313,874)

Notes to Financial Statements	109

Elfun Funds

Notes to Financial Statements, continued — December 31, 2018

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$143,362	$—	$143,362
Elfun Diversified Fund
Futures Contracts	$(264,444)	$—	$—	$(9,844)	$—	$(274,288)
Swap Contracts	86,897	—	(14,580)	—	—	72,317
Purchased Option Contracts(b)	(79,230)	—	—	—	—	(79,230)
Written Option Contracts	35,977	—	—	—	—	35,977
Elfun Income Fund
Futures Contracts	$(711,298)	$—	$—	$—	$—	$(711,298)
Swap Contracts	352,637	—	(26,475)	—	—	326,160
Purchased Option Contracts(b)	(315,816)	—	—	—	—	(315,816)
Written Option Contracts	141,747	—	—	—	—	141,747

(b)	Purchased options are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$(28,153)	$—	$(28,153)
Elfun Diversified Fund
Futures Contracts	$187,182	$—	$—	$(18,420)	$—	$168,762
Swap Contracts	(57,175)	—	(21,013)	—	—	(78,188)
Elfun Income Fund
Futures Contracts	$569,712	$—	$—	$—	$—	$569,712
Swap Contracts	(217,507)	—	(72,116)	—	—	(289,623)

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by each Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Management Fee
Elfun International Equity Fund	0.21%
Elfun Trusts	0.14%
Elfun Diversified Fund	0.17%
Elfun Tax-Exempt Income Fund	0.16%
Elfun Income Fund	0.17%
Elfun Government Money Market Fund	0.10%

SSGA FM may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Elfun Government Money Market Fund, to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in SSGA FM’s sole discretion. The Elfun Government Money Market Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction for up to three years from the date reduced, provided that the total operating expense ratio for the Elfun Government Money Market Fund, after giving effect to the recoupment, would not exceed 0.60% for the fiscal year in which the recoupment is made. SSGA FM may, in its sole

110	Notes to Financial Statements

Elfun Funds

Notes to Financial Statements, continued — December 31, 2018 discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Elfun Government Money Market Fund. Any future reimbursement by the Elfun Government Money Market Fund of the Voluntary Reduction would increase the expenses and reduce the yield of the Elfun Government Money Market Fund. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Elfun Government Money Market Fund will be able to avoid a negative yield. SSGA FM did not waive any fees or reimburse any expenses during the fiscal year ended December 31, 2018. SSGA FM did not recoup any previously waived fees or reimbursed expenses during the fiscal year ended December 31, 2018 or during any prior periods. There are no amounts subject to recoupment by SSGA FM as of December 31, 2018.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included custody, fund accounting and sub-administration fees on the Statements of Operations.

Due to Custodian  In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.

Other Transactions with Affiliates  The Funds may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2018 are disclosed in the Schedules of Investments.

6.	Trustees’ Fees

The fees and expenses of each Fund’s trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the fiscal year ended December 31, 2018, were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Elfun International Equity Fund	$—	$—	$53,756,389	$60,345,908
Elfun Trusts	—	—	487,287,466	664,468,888
Elfun Diversified Fund	116,030,270	116,021,252	23,102,659	35,455,137
Elfun Tax-Exempt Income Fund	—	—	257,309,659	309,466,717
Elfun Income Fund	401,703,755	426,969,761	79,989,644	77,235,702

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no

Notes to Financial Statements	111

Elfun Funds

Notes to Financial Statements, continued — December 31, 2018 impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for character of distributions, foreign currency gains and losses, corporate actions, paydown losses, futures contracts, swap contracts, straddle loss deferrals, capital gain taxes, expiring limited capital loss carryforwards, return of capital adjustments, and wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended December 31, 2018, were as follows:

Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total

Elfun International Equity Fund	$—	$4,494,291	$—	$—	$4,494,291
Elfun Trusts	—	39,509,239	307,096,650	—	346,605,889
Elfun Diversified Fund	—	4,584,578	1,141,933	—	5,726,511
Elfun Tax-Exempt Income Fund	56,871,069	576,506	—	—	57,447,575
Elfun Income Fund	—	7,065,178	—	—	7,065,178
Elfun Government Money Market Fund	—	1,556,972	—	—	1,556,972

The tax character of distributions paid during the fiscal year ended December 31, 2017, were as follows:

Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total

Elfun International Equity Fund	$—	$3,655,776	$—	$—	$3,655,776
Elfun Trusts	—	37,831,065	234,370,147	—	272,201,212
Elfun Diversified Fund	—	9,605,789	11,532,176	—	21,137,965
Elfun Tax-Exempt Income Fund	59,020,190	616,395	—	—	59,636,585
Elfun Income Fund	—	6,577,379	—	—	6,577,379
Elfun Government Money Market Fund	—	614,831	—	—	614,831

At December 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total

Elfun International Equity Fund	$—	$—	$(6,473,390)	$—	$3,649,384	$—	$(2,824,006)
Elfun Trusts	292,403	—	—	3,500	769,983,865	—	770,279,768
Elfun Diversified Fund	116,687	—	—	132,129	1,110,460	—	1,359,276
Elfun Tax-Exempt Income Fund	—	62,812	(18,541,140)	—	22,027,940	—	3,549,612
Elfun Income Fund	192,243	—	(5,748,567)	—	(2,673,386)	—	(8,229,710)
Elfun Government Money Market Fund	—	—	(3)	—	—	—	(3)

As of December 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Fund	Non-Expiring Short Term	Non-Expiring Long Term

Elfun International Equity Fund	$2,938,410	$3,534,980
Elfun Tax-Exempt Income Fund	17,433,355	1,107,785
Elfun Income Fund	1,523,441	4,225,126
Elfun Government Money Market Fund	3	—

112	Notes to Financial Statements

Elfun Funds

Notes to Financial Statements, continued — December 31, 2018

As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Elfun International Equity Fund	$180,580,917	$21,719,113	$18,060,577	$3,658,536
Elfun Trusts	1,655,358,516	917,309,918	147,326,053	769,983,865
Elfun Diversified Fund	191,152,480	10,644,631	9,540,577	1,104,054
Elfun Tax-Exempt Income Fund	1,341,547,530	32,177,664	10,149,723	22,027,941
Elfun Income Fund	267,060,455	3,104,376	5,274,681	(2,170,305)
Elfun Government Money Market Fund	104,813,151	—	—	—

9.	Line of Credit

The Funds (excluding the Elfun Governemnt Money Market Fund) and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires October 10, 2019 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operation expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Funds had no outstanding loans as of December 31, 2018.

10.	Risks

Concentration Risk  As a result of a Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund’s investments more than if a Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Although governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, the U.S. Federal Reserve has recently begun to raise interest rates and may continue to do so. Thus, a Fund currently faces a heightened level of interest rate risk.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk  In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

11.	New and Recent Accounting Pronouncements

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The

Notes to Financial Statements	113

Elfun Funds

Notes to Financial Statements, continued — December 31, 2018

Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

114	Notes to Financial Statements

Elfun Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, and Elfun Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (collectively referred to as the “Funds”), including the schedules of investments, as of December 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). The financial highlights for the two years in the period then ended December 31, 2015 were audited by another independent registered public accounting firm whose report, dated February 24, 2016, expressed an unqualified opinion on those financial highlights. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds at December 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 27, 2019

Report of Independent Registered Public Accounting Firm	115

Elfun Funds

Tax Information — December 31, 2018 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for their fiscal year ended December 31, 2018.

Dividends Received Deduction

The Funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2018 is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Funds report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Long Term Capital Gains Distributions

Long term capital gains dividends were paid from the following Funds during the year ended December 31, 2018:

Amount
Elfun Trusts	$307,096,650
Elfun Diversified Fund	1,141,933

Foreign Tax Credit

The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2018, the total amount of foreign taxes that will be passed through are:

Amount
Elfun International Equity Fund	$608,986

The amount of foreign source income earned on the Fund during the year ended December 31, 2018 was as follows:

Amount
Elfun International Equity Fund	$5,727,124

Tax-Exempt Income

For the fiscal year ended December 31, 2018, the following Fund hereby designates as exempt-interest dividends the amounts set forth, or the amount ultimately treated as exempt-interest dividends:

Gross Amount
Elfun Tax-Exempt Income Fund	$56,871,069

116	Tax Information

Elfun Funds

Special Meeting of Shareholders — Voting Results (Unaudited)

A special meeting of shareholders of the Elfun Government Money Market Fund (the “Money Market Fund”), Elfun Tax-Exempt Income Fund (the “Tax-Exempt Fund”), Elfun Income Fund (the “Income Fund”), Elfun Diversified Fund (the “Diversified Fund”), Elfun International Equity Fund (the “International Fund”) and Elfun Trusts (each, a “Fund” and collectively, the “Funds”) was held on December 18, 2018 to elect the following six nominees as Trustees of Elfun Diversified Fund, Elfun Government Money Market Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Tax-Exempt Income Fund and Elfun Trusts: John R. Costantino, Michael F. Holland, Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli, and Richard D. Shirk. At the meeting the following votes were recorded:

Money Market Fund
Nominee	Shares For	Shares Withheld
John R. Costantino	47,149,525.853	17,055,612.338
Michael F. Holland	47,006,646.265	17,198,491.926
Michael A. Jessee	46,923,066.949	17,282,071.242
Ellen M. Needham	47,114,146.645	17,090,991.546
Donna M. Rapaccioli	47,370,538.247	16,834,599.944
Richard D. Shirk	47,125,139.270	17,079,998.921

Tax-Exempt Fund
Nominee	Shares For	Shares Withheld
John R. Costantino	66,391,989.123	7,220,765.650
Michael F. Holland	66,278,607.963	7,334,146.810
Michael A. Jessee	66,400,117.922	7,212,636.851
Ellen M. Needham	66,358,656.197	7,254,098.576
Donna M. Rapaccioli	66,442,714.470	7,170,040.303
Richard D. Shirk	66,392,779.147	7,219,975.626

Income Fund
Nominee	Shares For	Shares Withheld
John R. Costantino	15,567,769.268	311,142.089
Michael F. Holland	15,473,849.329	405,062.028
Michael A. Jessee	15,532,330.843	346,580.514
Ellen M. Needham	15,598,124.981	280,786.376
Donna M. Rapaccioli	15,595,583.685	283,327.672
Richard D. Shirk	15,522,164.856	356,746.501

Diversified Fund
Nominee	Shares For	Shares Withheld
John R. Costantino	6,668,735.526	428,268.434
Michael F. Holland	6,667,207.742	429,796.218
Michael A. Jessee	6,669,141.105	427,862.855
Ellen M. Needham	6,670,834.436	426,169.524
Donna M. Rapaccioli	6,672,850.897	424,153.063
Richard D. Shirk	6,671,748.161	425,255.799

International Fund
Nominee	Shares For	Shares Withheld
John R. Costantino	4,521,868.575	2,147,261.528
Michael F. Holland	4,503,770.701	2,165,359.402
Michael A. Jessee	4,507,921.371	2,161,208.732
Ellen M. Needham	4,511,271.008	2,157,859.095
Donna M. Rapaccioli	4,534,723.662	2,134,406.441
Richard D. Shirk	4,523,025.199	2,146,104.904

Special Meeting of Shareholders — Voting Results	117

Elfun Funds

Special Meeting of Shareholders — Voting Results (Unaudited), continued

Elfun Trusts
Nominee	Shares For	Shares Withheld
John R. Costantino	21,250,737.196	424,934.592
Michael F. Holland	21,024,696.644	650,975.144
Michael A. Jessee	21,285,604.305	390,067.483
Ellen M. Needham	21,357,309.327	318,362.461
Donna M. Rapaccioli	21,323,470.816	352,200.972
Richard D. Shirk	21,306,733.110	368,938.678

The other Trustees whose term of office continued after the meeting are as follows: Jeanne M. La Porta, Patrick J. Riley and Rina K. Spence.

118	Special Meeting of Shareholders — Voting Results

Elfun Funds

Other Information (Unaudited)

Trustees and Officers

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 12/18	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007 – 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Board	Term: Indefinite Appointed: 4/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	Managing General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Director of Kleinfeld Bridal Corp. (March 2016 – present);Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – present).

Other Information	119

Elfun Funds

Other Information (Unaudited), continued

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 6/16	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Valuation Committee	Term: Indefinite Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	67	None

120	Other Information

Elfun Funds

Other Information (Unaudited), continued

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INTERESTED TRUSTEES(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Time Indefinite Elected: 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None

Jeanne M. La Porta(3) SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Trustee	Time Indefinite Appointed: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee.	18	None

(1)	The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Funds (“Interested Trustees”).
(2)	Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Funds.
(3)	Ms. La Porta is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Funds.
*	Served in various capacities and/or with various affiliated entities during noted time period
†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

The following lists the principal officers for the Funds, as well as their mailing addresses and ages, positions with the Funds and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 7/16	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

Other Information	121

Elfun Funds

Other Information (Unaudited), continued

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Joshua A. Weinberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 7/16	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 7/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors. (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 7/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 7/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).

Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*

122	Other Information

Elfun Funds

Other Information (Unaudited), continued

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).

Khimmara Greer State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 11/16	Vice President and Counsel, State Street Bank and Trust Company (2015 – present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Other Information	123

Elfun Funds

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Record

The Funds have adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Funds’ website at http://www.ssga.com/geam, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Forms N-Q are available (i) without charge, upon request, by calling 1-800-242-013, (ii) on the Funds’ website at http://www.ssga.com/geam, and (iii) on the SEC’s website at www.sec.gov.

124	Other Information

Elfun Funds

Shareholder Services

Online Service

Your Elfun Mutual Fund accounts can now be accessed on the Internet at www.ssga.com/geam

Here are some of the online services:

•	View account balance and transaction history

•	Make exchanges

•	Redeem shares

•	Purchase shares

•	View and order tax forms

•	View quarterly statements

•	Change address

•	Re-order money market checks

Telephone Service

Our Shareholder Service Associates are available Monday to Friday from 9:00 AM to 8:00 PM Eastern Standard Time. Call toll-free, 1-800-242-0134, for assistance.

Automated Voice Response System

You can also access your account anytime during the day, 7 days a week by dialing 1-800-242-0134. Simply follow the menu to obtain information or make certain transactions.

Contact Us By Mail

If you’d like to write to us, address your inquiries regarding your account(s) to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Shareholder Services	125

Trustees

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Richard D. Shirk

Rina K. Spence

Michael A. Jessee

Ellen M. Needham

Jeanne M. La Porta

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse Hallee, Secretary

Khimmara Greer, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, Massachusetts 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Elfun International Equity Fund (the “Fund,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. The Code is combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees (the “Board”) has determined that the Fund has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the audit committee financial experts is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Registrant’s principal accountant, for the audit of the Registrant’s annual financial statements or services normally provided by E&Y in connection with the Registrant’s statutory and regulatory filings and engagements were $31,470 and $31,470, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, there were no fees billed by E&Y for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the fiscal years ended December 31, 2018 and December 31, 2017 were $7,910 and $7,910, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Registrant, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that (i) relate directly to the operations and financial reporting of the Registrant and (ii) were pre-approved by the Registrant’s audit committee were approximately $6,581,832 and $7,777,372, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Fund’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate non-audit fees billed by E&Y for services rendered to the Registrant and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant were approximately $36,297,003 and $40,983,185, respectively. The figure for the fiscal year ended December 31, 2017 was previously reported as $28,718,894 and has been restated to include certain other audit fees totaling $12,264,291, in the aggregate, primarily relating to statutory and financial statement audits, the requirement to opine on the design and operating effectiveness of internal control over financial reporting and accounting consultations.

(h)

E&Y notified the Fund’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Fund, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Fund’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(a)(4) Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ELFUN INTERNATIONAL EQUITY FUND

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: March 7, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: March 7, 2019